UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Annual Report
November 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	-25.37%	11.69%	15.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

58,000
50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values

$41,812 Fidelity® Nasdaq Composite Index® Fund

$42,349 Nasdaq Composite Index®

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -9.21% for the 12 months ending November 30, 2022, according to the S&P 500® index, as a multitude of risk factors challenged the global economy. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more restrictive policy stance and proceeded to hike its benchmark rate six times, by a total of 3.75%, between March and November - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with another rate hike of 0.75% and ended on a high note as the Fed signaled its intent to slow its pace of rate rises. By sector for the 12 months, communication services (-33%) lagged most. In sharp contrast, energy (+76%) led the way.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending November 30, 2022, the fund returned -25.37%, roughly in line with the -25.59% result of the benchmark NASDAQ Composite Index. By sector, information technology returned -24% and detracted most, followed by consumer discretionary, which returned -40%. The communication services sector returned -36%, hampered by the media & entertainment industry (-39%), and health care (-18%) also hurt. Other notable detractors included the financials (-14%), industrials (-13%), and real estate (-17%) sectors. Conversely, consumer staples advanced roughly 8% and contributed most, driven by the food, beverage & tobacco industry (+15%). Energy stocks also helped, gaining approximately 49%. The utilities sector rose 22% and materials (+2%) also contributed. Turning to individual stocks, the biggest individual detractor was Amazon.com (-45%), from the retailing group. Tesla, within the automobiles & components segment, returned -49% and hindered the fund. In software & services, Microsoft (-22%) hurt. Other detractors were Alphabet (-29%) and Meta Platforms (-64%), from the media & entertainment category. Conversely, the biggest individual contributor was T-Mobile (+39%), from the telecommunication services industry. In pharmaceuticals, biotechnology & life sciences, Amgen (+48%) and Vertex Pharmaceuticals (+69%) helped. Another contributor was PepsiCo (+19%), a stock in the food, beverage & tobacco industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.7
Microsoft Corp.	10.2
Amazon.com, Inc.	5.3
Alphabet, Inc. Class C	3.4
Alphabet, Inc. Class A	3.2
Tesla, Inc.	3.2
NVIDIA Corp.	2.3
Meta Platforms, Inc. Class A	1.5
PepsiCo, Inc.	1.4
Costco Wholesale Corp.	1.3
44.5

Market Sectors (% of Fund's net assets)

Information Technology	44.3
Consumer Discretionary	14.4
Communication Services	13.4
Health Care	9.6
Financials	5.1
Consumer Staples	4.9
Industrials	4.8
Utilities	1.0
Real Estate	1.0
Energy	0.8
Materials	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.9%

Schedule of Investments November 30, 2022
Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	15,055	511,870
AST SpaceMobile, Inc. (a)(b)	27,143	156,615
ATN International, Inc.	9,505	460,137
Bandwidth, Inc. (a)	17,024	389,169
Charge Enterprises, Inc. (a)(b)	120,637	255,750
Cogent Communications Group, Inc.	25,499	1,480,217
Consolidated Communications Holdings, Inc. (a)	76,045	351,328
Cuentas, Inc. (a)	6,700	2,006
EchoStar Holding Corp. Class A (a)(b)	23,662	411,719
Frontier Communications Parent, Inc. (a)(b)	136,361	3,514,023
Iridium Communications, Inc. (a)	75,205	3,993,386
Liberty Global PLC:
Class A (a)	38,785	778,803
Class B (a)	327	6,668
Class C (a)	234,108	4,841,353
Liberty Latin America Ltd.:
Class A (a)	1,495	11,571
Class C (a)	140,421	1,093,880
Nextplat Corp. (a)	37,686	59,544
Radius Global Infrastructure, Inc. (a)	57,547	728,545
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	18,772
Telesat Corp. (a)(b)	5,704	49,054
		19,114,410
Entertainment - 1.7%
Activision Blizzard, Inc.	441,897	32,678,283
Anghami, Inc. (a)(b)	17,135	43,095
Bilibili, Inc. ADR (a)(b)	74,795	1,298,441
Blue Hat Interactive Entertainment Technology (a)(b)	1,312	879
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,106	20,375
Cinedigm Corp. (a)(b)	80,948	38,466
CuriosityStream, Inc. Class A (a)(b)	14,288	19,146
Dolphin Entertainment, Inc. (a)(b)	1,963	4,927
DoubleDown Interactive Co. Ltd. ADR (a)(b)	2,770	24,736
DouYu International Holdings Ltd. ADR (a)(b)	78,060	102,259
Electronic Arts, Inc.	156,999	20,532,329
Engine Gaming & Media, Inc. (a)(b)	23,558	13,878
Gaia, Inc. Class A (a)	13,031	33,750
Genius Brands International, Inc. (a)(b)	160,281	117,165
GigaMedia Ltd. (a)(b)	1,957	2,427
Gravity Co. Ltd. ADR (a)(b)	3,688	153,126
Grom Social Enterprises, Inc. (a)	33,010	5,546
iQIYI, Inc. ADR (a)(b)	197,902	587,769
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	14,692	486,599
Class C (a)	16,026	522,127
Liberty Media Corp. Liberty Formula One:
Class A (a)	14,368	789,809
Series C (a)	117,797	7,178,549
Liquid Media Group Ltd. (a)(b)	14,232	3,137
LiveOne, Inc. (a)(b)	40,255	27,373
Lizhi, Inc. ADR (a)(b)	12,605	9,187
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	37,455
Motorsport Games, Inc. Class A (a)(b)	564	2,809
NetEase, Inc. ADR (b)	93,943	6,681,226
Netflix, Inc. (a)	253,442	77,434,134
Nexters, Inc. (a)(b)(c)	33,010	38,138
Playstudios, Inc. Class A (a)	64,251	268,569
Playtika Holding Corp. (a)(b)	230,413	2,177,403
Reading International, Inc. Class A (a)	19,966	64,291
Reservoir Media, Inc. (a)(b)	28,696	181,359
Roku, Inc. Class A (a)	70,436	4,181,785
Scienjoy Holding Corp. (a)(b)	17,909	35,281
Sciplay Corp. (A Shares) (a)	19,299	309,170
Take-Two Interactive Software, Inc. (a)	95,292	10,071,411
The9 Ltd. sponsored ADR (a)(b)	8,161	5,956
Versus Systems, Inc. (a)(b)	1,207	2,450
Warner Bros Discovery, Inc. (a)	1,385,680	15,796,752
Warner Music Group Corp. Class A	77,473	2,655,000
		184,636,567
Interactive Media & Services - 8.4%
36Kr Holdings, Inc. ADR (a)	1,078	1,197
9F, Inc. ADR (a)(b)	42,546	8,547
AcuityAds Holdings, Inc. (a)	23,024	41,213
Alphabet, Inc.:
Class A (a)	3,413,630	344,742,494
Class C (a)	3,509,361	356,024,673
Angi, Inc. (a)	45,307	101,035
Baidu, Inc. sponsored ADR (a)	103,250	11,212,950
Bumble, Inc. (a)	70,582	1,719,378
BuzzFeed, Inc. (a)(b)	60,546	69,628
CarGurus, Inc. Class A (a)	54,988	719,243
CF Acquisition Corp. VI (a)(b)	161,686	1,539,251
Enthusiast Gaming Holdings, Inc. (a)(b)	110,249	68,564
EverQuote, Inc. Class A (a)	26,593	287,204
Fangdd Network Group Ltd. ADR (a)(b)	2,821	3,329
FaZe Holdings, Inc. Class A (a)(b)	63,918	129,754
Glory Star New Media Group Holdings Ltd. (a)(b)	45,347	66,660
Hello Group, Inc. ADR	108,565	623,163
IAC, Inc. (a)	48,486	2,515,939
Izea Worldwide, Inc. (a)(b)	31,302	20,691
JOYY, Inc. ADR	35,033	1,067,105
Kanzhun Ltd. ADR (a)	124,587	2,344,727
Kubient, Inc. (a)(b)	6,524	6,460
Liberty TripAdvisor Holdings, Inc. (a)(b)	115,325	101,486
Luokung Technology Corp. (a)(b)	210,130	35,701
Match Group, Inc. (a)	159,702	8,074,533
Meta Platforms, Inc. Class A (a)	1,299,321	153,449,810
Outbrain, Inc. (a)(b)	26,490	102,781
Professional Diversity Network, Inc. (a)(b)	1,922	1,749
QuinStreet, Inc. (a)	29,776	423,712
Qutoutiao, Inc. ADR (a)(b)	18,176	8,539
So-Young International, Inc. ADR (a)	62,527	47,821
Society Pass, Inc. (b)	9,864	14,993
Sohu.Com Ltd. ADR (a)	24,154	356,996
Spark Networks SE ADR (a)	5,776	6,700
Super League Gaming, Inc. (a)(b)	17,381	11,847
Taboola.com Ltd. (a)(b)	69,454	193,082
Travelzoo, Inc. (a)(b)	6,862	36,712
TripAdvisor, Inc. (a)(b)	69,482	1,416,738
Trivago NV ADR (a)	43,707	60,753
TrueCar, Inc. (a)	56,073	139,622
Vimeo, Inc. (a)	92,858	397,432
Vinco Ventures, Inc. (a)(b)	126,154	84,599
Weibo Corp. sponsored ADR (a)	49,991	796,857
Wejo Group Ltd. (a)	49,881	47,053
Yandex NV Series A (a)(c)	178,045	610,666
Ziff Davis, Inc. (a)	26,561	2,450,518
Zoominfo Technologies, Inc. (a)	230,913	6,604,112
		898,788,017
Media - 2.0%
AdTheorent Holding Co., Inc. Class A (a)	47,329	91,345
Advantage Solutions, Inc. Class A (a)(b)	177,154	439,342
AirNet Technology, Inc. ADR (a)	5,468	3,396
AMC Networks, Inc. Class A (a)	16,028	319,919
Baosheng Media Group Holding Ltd. (a)(b)	976	868
Beasley Broadcast Group, Inc. Class A (a)(b)	282,190	293,478
Cardlytics, Inc. (a)(b)	36,616	164,406
Charter Communications, Inc. Class A (a)	91,920	35,967,377
Comcast Corp. Class A	2,506,795	91,848,969
comScore, Inc. (a)(b)	21,501	29,026
Criteo SA sponsored ADR (a)	32,862	889,246
Cumulus Media, Inc. (a)	11,565	84,656
Daily Journal Corp. (a)	1,070	294,250
DISH Network Corp. Class A (a)	173,264	2,780,887
E.W. Scripps Co. Class A (a)	39,165	586,692
Fluent, Inc. (a)	46,702	60,246
Fox Corp.:
Class A	187,824	6,094,889
Class B	126,638	3,864,992
Gambling.com Group Ltd. (a)(b)	13,722	140,651
Harte-Hanks, Inc. (a)	5,634	56,565
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	3,435	8,484
iHeartMedia, Inc. (a)	66,104	531,476
Insignia Systems, Inc. (a)(b)	1,817	16,335
Integral Ad Science Holding Corp. (a)	86,987	865,521
Lee Enterprises, Inc. (a)	2,469	44,442
Liberty Broadband Corp.:
Class A (a)	13,861	1,250,262
Class C (a)	73,860	6,710,920
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	56,950	2,495,549
Series C (a)	129,227	5,664,019
Loyalty Ventures, Inc. (a)	32,234	77,684
Magnite, Inc. (a)	62,865	698,430
Marchex, Inc. Class B (a)	34,542	58,721
Mediaco Holding, Inc. (a)	9,137	9,868
Mobiquity Technologies, Inc. (a)(b)	5,950	5,891
National CineMedia, Inc. (b)	42,414	18,056
News Corp.:
Class A	221,960	4,250,534
Class B	111,410	2,166,925
Nexstar Broadcasting Group, Inc. Class A	22,260	4,219,606
Nextplay Technologies, Inc. (a)(b)	71,369	11,548
Paramount Global:
Class A (b)	10,752	246,006
Class B (b)	352,157	7,071,313
Perion Network Ltd. (a)(b)	27,171	745,301
PubMatic, Inc. (a)(b)	20,605	322,880
Saga Communications, Inc. Class A	1,013	26,085
Salem Communications Corp. Class A (a)	18,198	24,203
Scholastic Corp.	19,973	821,290
Sinclair Broadcast Group, Inc. Class A (b)	29,222	542,360
Sirius XM Holdings, Inc. (b)	2,187,677	14,198,024
Stagwell, Inc. (a)(b)	74,881	558,612
Stran & Co., Inc. (a)(b)	1,570	2,104
TechTarget, Inc. (a)(b)	15,882	725,172
The Trade Desk, Inc. (a)	254,529	13,271,142
Thryv Holdings, Inc. (a)(b)	18,106	347,273
Tremor International Ltd. ADR (a)(b)	5,026	38,801
Troika Media Group, Inc. (a)	26,445	3,364
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	5,790
Urban One, Inc.:
Class A (a)	4,568	22,794
Class D (non-vtg.) (a)	21,932	96,501
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	22,019
Xcel Brands, Inc. (a)	4,288	3,601
ZW Data Action Technologies, Inc. (a)(b)	12,732	7,003
		212,217,109
Wireless Telecommunication Services - 1.1%
FingerMotion, Inc. (a)(b)	25,594	108,519
Gogo, Inc. (a)	75,352	1,182,273
Millicom International Cellular SA (a)	90,052	1,222,906
NII Holdings, Inc. (a)(c)	5,182	1,347
Partner Communications Co. Ltd. ADR (a)	5,513	43,553
Shenandoah Telecommunications Co. (b)	28,888	562,449
Spok Holdings, Inc.	20,912	169,805
SurgePays, Inc. (a)(b)	26,205	172,691
T-Mobile U.S., Inc. (a)	713,355	108,044,748
uCloudlink Group, Inc. ADR (a)(b)	12,409	47,402
VEON Ltd. sponsored ADR (a)	970,358	582,215
Vodafone Group PLC sponsored ADR	231,382	2,598,420
		114,736,328
TOTAL COMMUNICATION SERVICES		1,429,492,431
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	139,447
Dorman Products, Inc. (a)	17,959	1,609,845
Foresight Autonomous Holdings Ltd. ADR (a)	2,169	1,432
Fox Factory Holding Corp. (a)	25,531	2,708,839
Garrett Motion, Inc. (a)(b)	46,318	327,931
Gentex Corp.	129,732	3,749,255
Gentherm, Inc. (a)	18,245	1,306,160
Kandi Technologies Group, Inc. (a)(b)	39,238	107,120
Luminar Technologies, Inc. (a)(b)	141,016	1,080,183
Mobileye Global, Inc.	27,811	792,892
Motorcar Parts of America, Inc. (a)	12,691	143,028
Patrick Industries, Inc.	13,038	729,215
REE Automotive Ltd. (a)(b)	118,453	65,872
Solid Power, Inc. (a)(b)	104,800	384,616
Strattec Security Corp. (a)	1,858	46,153
Sypris Solutions, Inc. (a)(b)	6,622	15,032
The Goodyear Tire & Rubber Co. (a)	155,651	1,746,404
Visteon Corp. (a)	15,401	2,260,867
XPEL, Inc. (a)(b)	15,108	1,035,653
		18,249,944
Automobiles - 3.6%
Arcimoto, Inc. (a)(b)	1,159	8,635
Arrival SA (a)(b)	501,750	159,958
AYRO, Inc. (a)(b)	18,733	10,953
Canoo, Inc. (a)(b)	58,429	78,295
Cenntro Electric Group Ltd. (a)(b)	208,899	130,353
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	187,464
Faraday Future Intelligent Electric, Inc. (a)(b)	158,899	51,022
Gogoro, Inc. (a)(b)	129,471	475,159
Li Auto, Inc. ADR (a)(b)	213,964	4,707,208
Lordstown Motors Corp. Class A (a)(b)	112,427	186,629
Lucid Group, Inc. Class A (a)(b)	963,086	9,765,692
Mullen Automotive, Inc. (a)(b)	385,607	74,075
Niu Technologies ADR (a)	20,884	79,986
Phoenix Motor, Inc. (b)	8,319	13,477
Polestar Automotive Holding UK PLC (a)(b)	1,216,768	9,052,754
Rivian Automotive, Inc.	519,119	16,632,573
Tesla, Inc. (a)	1,769,822	344,584,343
Volcon, Inc. (a)(b)	14,272	16,984
Workhorse Group, Inc. (a)(b)	124,046	285,306
		386,500,866
Distributors - 0.2%
Educational Development Corp.	7,081	21,101
Funko, Inc. (a)(b)	24,268	230,546
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	33,283
LKQ Corp.	154,891	8,415,228
Pool Corp.	22,246	7,328,055
Weyco Group, Inc. (b)	6,799	174,054
		16,202,267
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	26,256
2U, Inc. (a)	55,243	443,601
Afya Ltd. (a)	26,135	392,548
American Public Education, Inc. (a)	10,578	135,927
Amesite, Inc. (a)(b)	22,120	6,194
Arco Platform Ltd. Class A (a)(b)	16,151	146,005
Aspen Group, Inc. (a)(b)	21,449	8,003
ATA Creativity Global ADR (a)	4,528	7,743
China Liberal Education Holdings Ltd. (a)(b)	48,266	55,506
Duolingo, Inc. (a)	17,400	1,212,258
E-Home Household Service Holdings Ltd. (a)	941	602
EpicQuest Education Group International Ltd. (a)(b)	1,797	3,199
European Wax Center, Inc. (b)	23,118	335,211
Frontdoor, Inc. (a)	47,662	1,113,861
Golden Sun Education Group Ltd. (b)	6,190	9,656
Grand Canyon Education, Inc. (a)	18,944	2,141,998
Laureate Education, Inc. Class A	102,949	1,078,906
Lincoln Educational Services Corp. (a)(b)	24,123	159,453
Meten EdtechX Education Group Ltd. (a)(b)	7,857	1,914
NaaS Technology, Inc. ADR (a)(b)	17,939	98,485
OneSpaWorld Holdings Ltd. (a)(b)	45,861	457,234
Perdoceo Education Corp. (a)	46,741	670,733
Rover Group, Inc. Class A (a)	107,567	518,473
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	5,291
Strategic Education, Inc. (b)	14,254	1,165,977
Tarena International, Inc. ADR (a)(b)	8,570	47,649
Udemy, Inc. (a)	81,254	1,152,994
Vasta Platform Ltd. (a)(b)	9,735	39,329
Visionary Education Technology Holdings Group, Inc.	22,075	13,678
Vitru Ltd. (a)(b)	15,786	370,971
Wag! Group Co. (a)(b)	8,539	22,372
Wah Fu Education Group Ltd. (a)(b)	9,305	19,261
WW International, Inc. (a)(b)	10,016	41,366
Xwell, Inc. (a)(b)	121,824	50,557
Zhongchao, Inc. (a)(b)	5,917	7,189
		11,960,400
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	227,759	23,263,304
Allied Esports Entertainment, Inc. (a)(b)	17,647	24,353
BJ's Restaurants, Inc. (a)	13,822	443,410
Bloomin' Brands, Inc. (b)	47,883	1,078,325
Booking Holdings, Inc. (a)	22,606	47,008,047
Bragg Gaming Group, Inc. (a)(b)	6,633	21,756
BurgerFi International, Inc. (a)(b)	9,417	13,937
Caesars Entertainment, Inc. (a)	124,392	6,320,358
Carrols Restaurant Group, Inc. (a)	24,770	36,907
Century Casinos, Inc. (a)	16,194	120,969
Churchill Downs, Inc.	21,349	4,738,624
Chuy's Holdings, Inc. (a)	9,648	305,745
Codere Online Luxembourg SA (a)(b)	3,157	8,082
Cracker Barrel Old Country Store, Inc. (b)	13,041	1,497,107
Dave & Buster's Entertainment, Inc. (a)(b)	26,022	1,032,033
Denny's Corp. (a)	38,087	477,611
Draftkings Holdings, Inc. (a)(b)	259,275	3,972,093
Ebet, Inc. (a)(b)	9,638	6,370
El Pollo Loco Holdings, Inc.	18,467	201,290
Elys Game Technology Corp. (a)	11,486	1,746
Esports Entertainment Group, Inc. (a)(b)	10,135	1,203
Expedia, Inc. (a)	87,439	9,341,983
FAT Brands, Inc.:
Class A (b)	3,129	21,121
Class B (b)	53,810	375,594
Fiesta Restaurant Group, Inc. (a)	12,322	80,339
First Watch Restaurant Group, Inc. (a)	32,731	513,222
Full House Resorts, Inc. (a)	16,206	123,976
Golden Entertainment, Inc. (a)	16,184	717,113
Good Times Restaurants, Inc. (a)	9,092	22,003
H World Group Ltd. ADR	90,804	3,475,977
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	34,334
Inspirato, Inc. (a)	67,948	126,383
Inspired Entertainment, Inc. (a)	15,862	194,151
Jack in the Box, Inc.	11,357	821,111
Krispy Kreme, Inc.	90,430	1,394,431
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,711	309,513
Light & Wonder, Inc. Class A (a)	53,198	3,445,634
Lindblad Expeditions Holdings (a)	29,723	269,885
Lottery.Com, Inc. (a)(b)	18,815	5,385
MakeMyTrip Ltd. (a)	37,977	1,127,537
Marriott International, Inc. Class A	183,151	30,284,018
Melco Crown Entertainment Ltd. sponsored ADR (a)(b)	141,538	1,207,319
Monarch Casino & Resort, Inc. (a)	10,263	870,816
Mondee Holdings, Inc. (a)(b)	44,977	353,069
Muscle Maker, Inc. (a)(b)	84,646	52,734
Nathan's Famous, Inc. (b)	3,678	249,736
NeoGames SA (a)	14,676	202,676
Noodles & Co. (a)	27,889	153,668
Papa John's International, Inc.	19,976	1,663,202
Penn Entertainment, Inc. (a)	92,636	3,259,861
Playa Hotels & Resorts NV (a)	89,710	551,717
Portillo's, Inc. (a)(b)	18,790	379,370
Potbelly Corp. (a)	12,369	68,895
Rave Restaurant Group, Inc. (a)(b)	5,714	10,228
RCI Hospitality Holdings, Inc. (b)	5,507	501,247
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	87,020
Red Rock Resorts, Inc.	34,811	1,568,584
Ruth's Hospitality Group, Inc.	22,375	391,786
Selina Hospitality PLC (a)(b)	60,296	197,771
SharpLink Gaming Ltd. (a)(b)	20,794	11,647
Sonder Holdings, Inc. (a)(b)	146,334	259,011
Sportradar Holding AG (a)(b)	115,671	1,326,746
Starbucks Corp.	652,791	66,715,240
Target Hospitality Corp. (a)(b)	58,530	846,344
Texas Roadhouse, Inc. Class A (b)	38,296	3,803,559
TH International Ltd. (a)(b)	22,867	80,035
The Cheesecake Factory, Inc. (b)	27,723	971,414
The ONE Group Hospitality, Inc. (a)(b)	15,859	104,511
Trip.com Group Ltd. ADR (a)	264,789	8,460,009
Tuniu Corp. Class A sponsored ADR (a)(b)	16,132	19,197
Vacasa, Inc. Class A (a)(b)	142,077	223,061
Wendy's Co.	113,229	2,554,446
Wingstop, Inc. (b)	16,489	2,729,094
Wynn Resorts Ltd. (a)	64,739	5,416,065
Yatra Online, Inc. (a)(b)	14,712	37,516
		248,584,574
Household Durables - 0.1%
Aterian, Inc. (a)(b)	9,914	10,707
Bassett Furniture Industries, Inc.	4,416	83,860
Cavco Industries, Inc. (a)	5,108	1,172,950
Cricut, Inc. (a)(b)	23,394	192,299
Dixie Group, Inc. (a)	9,905	9,843
Flexsteel Industries, Inc.	3,070	45,436
GoPro, Inc. Class A (a)	68,957	377,884
Helen of Troy Ltd. (a)	13,115	1,292,352
Hooker Furnishings Corp.	6,220	105,802
iRobot Corp. (a)(b)	15,616	813,437
Koss Corp. (a)(b)	4,327	27,693
Landsea Homes Corp. (a)	25,172	138,194
Legacy Housing Corp. (a)	13,484	236,240
LGI Homes, Inc. (a)(b)	13,814	1,372,283
Lifetime Brands, Inc. (b)	13,509	113,611
Live Ventures, Inc. (a)(b)	1,095	27,709
Lovesac (a)(b)	8,426	219,497
Nephros, Inc. (a)	3,085	3,208
Newell Brands, Inc. (b)	230,165	2,985,240
Nova LifeStyle, Inc. (a)(b)	6,916	3,526
Purple Innovation, Inc. (a)(b)	37,566	189,708
Singing Machine Co., Inc. (b)	2,438	12,604
Snap One Holdings Corp. (a)	40,295	326,792
Sonos, Inc. (a)	69,375	1,216,144
Universal Electronics, Inc. (a)	7,603	166,278
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	19,580
VOXX International Corp. (a)(b)	13,480	148,145
Vuzix Corp. (a)(b)	34,442	143,623
ZAGG, Inc. rights (a)(c)	14,972	1,347
		11,455,992
Internet & Direct Marketing Retail - 6.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	24,871	210,409
1stDibs.com, Inc. (a)(b)	17,092	102,894
Amazon.com, Inc. (a)	5,800,754	560,004,791
Baozun, Inc. sponsored ADR (a)	27,489	119,302
Betterware de Mexico SAPI de CV (b)	23,570	160,040
CarParts.com, Inc. (a)(b)	33,968	184,107
D-MARKET Electronic Services & Trading ADR (a)(b)	42,209	29,196
Dada Nexus Ltd. ADR (a)(b)	21,030	131,017
Digital Brands Group, Inc. (a)(b)	145	526
Duluth Holdings, Inc. (a)(b)	20,657	180,955
eBay, Inc.	318,583	14,476,412
Etsy, Inc. (a)	72,851	9,622,889
Future FinTech Group, Inc. (a)(b)	46,446	16,674
GigaCloud Technology, Inc. Class A (b)	17,953	132,314
Global-e Online Ltd. (a)(b)	88,559	1,910,218
Groupon, Inc. (a)(b)	9,986	83,183
Hour Loop, Inc. (b)	19,584	61,102
iMedia Brands, Inc. (a)(b)	4,159	2,450
iPower, Inc. (a)(b)	20,826	10,119
JD.com, Inc. sponsored ADR	287,954	16,465,210
Jowell Global Ltd. (a)(b)	14,581	6,270
Kidpik Corp. (b)	2,938	2,247
Lands' End, Inc. (a)	21,391	247,280
Liquidity Services, Inc. (a)	22,490	375,358
Lulu's Fashion Lounge Holdings, Inc. (b)	23,329	89,817
Lyft, Inc. (a)	201,969	2,266,092
Meiwu Technology Co. Ltd. (a)(b)	41,954	54,540
MercadoLibre, Inc. (a)	28,679	26,699,719
Moxian (BVI), Inc. (a)(b)	15,637	13,010
Newegg Commerce, Inc. (a)(b)	123,193	224,211
Nogin, Inc. (a)(b)	13,833	11,343
Oriental Culture Holding Ltd. (a)	19,230	10,807
Overstock.com, Inc. (a)(b)	23,881	635,712
Ozon Holdings PLC ADR (a)(b)(c)	50,413	105,900
PetMed Express, Inc. (b)	10,954	216,889
Pinduoduo, Inc. ADR (a)	266,837	21,891,307
Poshmark, Inc. (a)	32,903	586,660
Qurate Retail, Inc. (b)	71,062	584,840
Qurate Retail, Inc. Series A	103,153	242,410
Remark Holdings, Inc. (a)(b)	77,933	18,704
Rent the Runway, Inc. Class A (a)(b)	5,980	7,953
RumbleON, Inc. Class B (a)	7,222	55,104
Secoo Holding Ltd. ADR (a)(b)	2,632	4,316
Stitch Fix, Inc. (a)(b)	68,949	278,554
The RealReal, Inc. (a)	93,508	139,327
Trxade Health, Inc. (a)(b)	15,392	8,696
Uxin Ltd. ADR (a)(b)	17,215	46,997
Vivid Seats, Inc. Class A (b)	51,717	403,393
Waitr Holdings, Inc. (a)(b)	7,274	6,043
Xometry, Inc. (a)(b)	26,019	1,098,782
Yunji, Inc. ADR (a)	20,622	17,118
		660,253,207
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)(b)	7,566	71,574
AMMO, Inc. (a)(b)	66,715	142,770
BRP, Inc.	19,963	1,493,831
Clarus Corp.	18,975	157,872
Escalade, Inc. (b)	7,721	78,059
Hasbro, Inc.	76,308	4,793,669
JAKKS Pacific, Inc. (a)	7,383	138,948
Johnson Outdoors, Inc. Class A	5,547	313,738
Latham Group, Inc. (a)	35,212	121,481
Malibu Boats, Inc. Class A (a)	11,640	671,744
MasterCraft Boat Holdings, Inc. (a)	12,347	317,565
Mattel, Inc. (a)	196,136	3,575,559
Peloton Interactive, Inc. Class A (a)(b)	169,329	1,926,964
Smith & Wesson Brands, Inc. (b)	28,528	335,775
Vision Marine Technologies, Inc. (a)	5,949	26,830
		14,166,379
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	127,258	19,125,605
Franchise Group, Inc. (b)	22,084	575,288
Ollie's Bargain Outlet Holdings, Inc. (a)	35,458	2,159,392
Tuesday Morning Corp. (a)(b)	14,694	1,709
		21,861,994
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc.	46,966	2,370,844
America's Car Mart, Inc. (a)(b)	3,745	272,486
Arhaus, Inc. (b)	40,242	387,530
Arko Corp. (b)	75,986	716,548
Bed Bath & Beyond, Inc. (a)(b)	35,493	120,676
Big 5 Sporting Goods Corp. (b)	11,818	146,661
Brilliant Earth Group, Inc. Class A (a)	5,550	29,304
CarLotz, Inc. Class A (a)(b)	309,093	51,773
Citi Trends, Inc. (a)(b)	5,929	179,174
Conn's, Inc. (a)(b)	16,366	163,005
DavidsTea, Inc. (a)	8,243	6,182
Destination XL Group, Inc. (a)	32,101	213,793
EVgo, Inc. Class A (a)(b)	38,018	243,315
Five Below, Inc. (a)	30,513	4,908,321
GrowGeneration Corp. (a)(b)	43,987	298,672
Hibbett, Inc. (b)	7,367	491,084
JOANN, Inc. (b)	23,229	116,842
Kaixin Auto Holdings (a)(b)	90,645	44,416
Kirkland's, Inc. (a)(b)	7,395	28,397
Lazydays Holdings, Inc. (a)(b)	6,139	85,025
Leslie's, Inc. (a)(b)	104,964	1,532,474
Monro, Inc. (b)	17,865	812,322
National Vision Holdings, Inc. (a)(b)	45,468	1,839,635
O'Reilly Automotive, Inc. (a)	36,022	31,142,460
OneWater Marine, Inc. Class A (a)	7,834	256,093
Petco Health & Wellness Co., Inc. (a)(b)	125,762	1,388,412
Rent-A-Center, Inc.	35,017	843,560
Ross Stores, Inc.	199,584	23,485,049
Shoe Carnival, Inc. (b)	16,794	443,530
Sleep Number Corp. (a)(b)	14,174	414,590
Smart Share Global Ltd. ADR (a)	5,917	5,030
Sportsman's Warehouse Holdings, Inc. (a)	25,040	245,893
The Children's Place, Inc. (a)	8,107	287,799
The ODP Corp. (a)	27,379	1,317,751
Tile Shop Holdings, Inc.	26,904	112,997
Tractor Supply Co.	62,207	14,078,066
TravelCenters of America LLC (a)	8,015	409,967
Ulta Beauty, Inc. (a)	28,743	13,360,896
Urban Outfitters, Inc. (a)(b)	54,234	1,569,532
Vroom, Inc. (a)(b)	133,383	164,061
Winmark Corp.	2,110	506,400
Zumiez, Inc. (a)(b)	11,506	267,515
		105,358,080
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc. Class A (b)	51,562	148,499
Charles & Colvard Ltd. (a)	22,010	19,809
Columbia Sportswear Co.	35,827	3,209,741
Crocs, Inc. (a)	37,045	3,741,545
Crown Crafts, Inc.	9,628	56,709
Dogness (International) Corp. (a)	20,518	18,571
Ever-Glory International Group, Inc. (a)	13,112	8,523
Fossil Group, Inc. (a)	29,540	140,906
G-III Apparel Group Ltd. (a)	27,453	593,808
Lakeland Industries, Inc. (a)	4,176	55,666
lululemon athletica, Inc. (a)	69,796	26,544,117
PLBY Group, Inc. (a)(b)	12,468	45,134
Rocky Brands, Inc.	4,879	137,978
Steven Madden Ltd.	45,830	1,582,968
Superior Group of Companies, Inc. (b)	9,905	99,050
Toughbuilt Industries, Inc. (a)(b)	2,250	5,198
Vera Bradley, Inc. (a)	17,686	67,207
		36,475,429
TOTAL CONSUMER DISCRETIONARY		1,531,069,132
CONSUMER STAPLES - 4.9%
Beverages - 2.2%
Alkaline Water Co., Inc. (a)(b)	46,022	8,031
Celsius Holdings, Inc. (a)(b)	44,020	4,901,187
Coca-Cola Bottling Co. Consolidated	4,832	2,376,378
Coca-Cola European Partners PLC	263,888	14,009,814
Eastside Distilling, Inc. (a)(b)	6,163	1,695
Keurig Dr. Pepper, Inc.	806,783	31,198,299
MGP Ingredients, Inc. (b)	12,465	1,558,873
Monster Beverage Corp. (a)	300,510	30,910,459
National Beverage Corp. (b)	53,052	2,733,770
PepsiCo, Inc.	783,116	145,275,849
The Vita Coco Co., Inc. (a)(b)	31,559	373,659
Vintage Wine Estates, Inc. (a)(b)	37,368	124,062
Willamette Valley Vineyards, Inc. (a)	1,065	6,475
		233,478,551
Food & Staples Retailing - 1.6%
111, Inc. ADR (a)(b)	33,100	98,969
Andersons, Inc.	20,649	794,987
Bit Brother Ltd. (a)(b)	15,078	4,584
Casey's General Stores, Inc.	20,433	4,965,628
Chefs' Warehouse Holdings (a)	21,604	839,315
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	7,388
Costco Wholesale Corp.	252,155	135,974,584
G Willi-Food International Ltd.	5,646	90,223
Grocery Outlet Holding Corp. (a)	54,795	1,658,645
HF Foods Group, Inc. (a)	38,952	172,947
Ingles Markets, Inc. Class A	8,837	893,421
MedAvail Holdings, Inc. (a)(b)	18,459	7,736
Missfresh Ltd. ADR (a)(b)	625	963
PriceSmart, Inc.	18,216	1,294,065
SpartanNash Co.	22,023	723,456
Sprouts Farmers Market LLC (a)	62,788	2,155,512
Village Super Market, Inc. Class A (b)	6,605	148,877
Walgreens Boots Alliance, Inc.	493,133	20,465,020
		170,296,320
Food Products - 1.0%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	23,469
Alico, Inc.	5,485	169,651
AppHarvest, Inc. (a)(b)	53,353	48,114
Arcadia Biosciences, Inc. (a)(b)	3,696	1,188
Barfresh Food Group, Inc. (a)	3,883	4,854
Beyond Meat, Inc. (a)(b)	25,800	376,422
Bridgford Foods Corp. (a)	3,580	39,129
Cal-Maine Foods, Inc.	24,897	1,450,997
Calavo Growers, Inc.	11,772	411,549
Cresud S.A.C.I.F. y A. sponsored ADR (b)	30,565	183,084
Farmer Brothers Co. (a)	13,797	79,747
Farmmi, Inc. (a)(b)	4,169	2,293
Forafric Global PLC (a)(b)	11,364	128,300
Freshpet, Inc. (a)(b)	28,067	1,881,050
Hostess Brands, Inc. Class A (a)	69,302	1,829,573
J&J Snack Foods Corp.	11,277	1,849,654
John B. Sanfilippo & Son, Inc.	5,270	446,316
Kalera PLC Class A (a)(b)	5,152	773
Lancaster Colony Corp.	16,021	3,318,590
Lifecore Biomedical (a)	22,245	189,305
Lifeway Foods, Inc. (a)(b)	9,131	60,995
Limoneira Co.	11,551	148,315
MamaMancini's Holdings, Inc. (a)(b)	12,805	13,061
Mission Produce, Inc. (a)	38,524	612,146
Mondelez International, Inc.	779,642	52,711,596
Nuzee, Inc. (a)(b)	504,772	165,363
Oatly Group AB ADR (a)(b)	142,119	231,654
Origin Agritech Ltd. (a)(b)	9,462	99,919
Pilgrim's Pride Corp. (a)	134,622	3,521,712
Pingtan Marine Enterprise Ltd. (a)(b)	62,069	37,167
RiceBran Technologies (a)(b)	2,042	2,246
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	10,055
S&W Seed Co. (a)(b)	18,677	20,731
Seneca Foods Corp. Class A (a)	5,752	369,739
Sovos Brands, Inc. (a)	55,871	803,984
Steakholder Foods Ltd. ADR (a)(b)	3,942	7,293
Stryve Foods, Inc. (a)(b)	15,166	13,298
SunOpta, Inc. (a)(b)	67,717	633,154
Tattooed Chef, Inc. (a)(b)	50,860	76,799
TDH Holdings, Inc. (a)(b)	1,828	4,570
The Hain Celestial Group, Inc. (a)	48,663	911,945
The Kraft Heinz Co.	700,335	27,558,182
The Simply Good Foods Co. (a)	54,832	2,187,797
The Very Good Food Co., Inc. (a)(b)	42,576	5,109
Village Farms International, Inc. (a)(b)	42,308	83,770
Vital Farms, Inc. (a)	21,819	311,357
Westrock Coffee Holdings (a)(b)	8,763	109,450
Whole Earth Brands, Inc. Class A (a)	19,675	85,193
		103,230,658
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,603	1,430,079
Reynolds Consumer Products, Inc. (b)	120,924	3,864,731
WD-40 Co. (b)	7,823	1,310,353
		6,605,163
Personal Products - 0.0%
DSwiss, Inc. (a)(b)(c)(d)	7,648	1,792
Flora Growth Corp. (a)(b)	20,412	9,390
Guardion Health Sciences, Inc. (a)(b)	26,340	4,583
Happiness Development Group Lt (a)	306	768
Inter Parfums, Inc.	18,677	1,779,731
Jupiter Wellness, Inc. (a)(b)	21,368	23,291
Lifemd, Inc. (a)(b)	11,075	26,912
LifeVantage Corp.	9,383	35,092
Mannatech, Inc.	1,514	33,823
Natural Alternatives International, Inc. (a)(b)	4,379	32,186
Natural Health Trends Corp. (b)	3,553	14,461
Nature's Sunshine Products, Inc. (a)	13,052	116,163
Neptune Technologies & Bioressources, Inc. (a)	898	665
Olaplex Holdings, Inc. (a)(b)	365,095	2,179,617
Shineco, Inc. (a)	3,572	2,661
The Beauty Health Co. (a)(b)	94,997	1,021,218
The Honest Co., Inc. (a)(b)	93,920	270,490
Thorne HealthTech, Inc. (a)	13,379	64,219
United-Guardian, Inc.	2,521	27,958
Upexi, Inc. (a)(b)	8,773	34,566
Veru, Inc. (a)(b)	45,307	257,344
Waldencast PLC (a)(b)	11,211	107,401
Zivo Bioscience, Inc. (a)	3,401	8,911
		6,053,242
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	102,993	121,532
TOTAL CONSUMER STAPLES		519,785,466
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	577,581	16,761,401
Championx Corp.	111,772	3,447,048
CSI Compressco LP	68,170	88,962
DMC Global, Inc. (a)	9,930	182,613
ENGlobal Corp. (a)(b)	35,026	34,140
Geospace Technologies Corp. (a)(b)	17,265	77,175
Gulf Island Fabrication, Inc. (a)(b)	18,749	101,245
KLX Energy Services Holdings, Inc. (a)(b)	8,196	129,333
Mammoth Energy Services, Inc. (a)(b)	29,614	178,869
MIND Technology, Inc. (a)	28,716	13,385
NCS Multistage Holdings, Inc. (a)	2,198	59,346
Patterson-UTI Energy, Inc.	125,863	2,259,241
Profire Energy, Inc. (a)	47,414	52,155
ProFrac Holding Corp.	27,996	660,146
Recon Technology Ltd. (a)(b)	15,122	13,826
Smart Sand, Inc. (a)	22,511	43,671
Weatherford International PLC (a)	38,962	1,690,951
		25,793,507
Oil, Gas & Consumable Fuels - 0.6%
Aemetis, Inc. (a)(b)	18,211	100,343
Alliance Resource Partners LP	70,985	1,683,054
Alto Ingredients, Inc. (a)	38,730	135,168
American Resources Corp. (a)(b)	86,855	131,151
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	184,096	8,624,898
Berry Corp.	49,459	445,626
Brooge Energy Ltd. (a)(b)	37,918	193,003
Calumet Specialty Products Partners LP (a)	49,250	784,553
Chesapeake Energy Corp. (b)	68,295	7,068,533
Chord Energy Corp.	23,637	3,605,352
Clean Energy Fuels Corp. (a)	121,128	818,825
Diamondback Energy, Inc.	99,109	14,670,114
Dorchester Minerals LP	21,696	656,304
Ecoark Holdings, Inc. (a)	13,299	8,912
Epsilon Energy Ltd.	6,275	46,184
EzFill Holdings, Inc. (a)(b)	28,590	11,713
Gevo, Inc. (a)(b)	109,249	238,163
Golar LNG Ltd. (a)	59,599	1,494,147
Green Plains Partners LP	18,721	231,953
Green Plains, Inc. (a)(b)	31,051	1,073,123
Hallador Energy Co. (a)	23,353	238,201
HighPeak Energy, Inc. (b)	62,566	1,500,333
Imperial Petroleum, Inc. (a)(b)	89,993	32,065
Lightbridge Corp. (a)(b)	12,328	60,037
Marine Petroleum Trust	339	2,641
Martin Midstream Partners LP	33,068	108,132
National Energy Services Reunited Corp. (a)	66,335	423,881
New Fortress Energy, Inc.	119,039	6,059,085
Nextdecade Corp. (a)(b)	149,959	814,277
OPAL Fuels, Inc. (a)(b)	17,077	162,232
PDC Energy, Inc.	53,220	3,955,310
Plains All American Pipeline LP	394,723	4,902,460
Plains GP Holdings LP Class A	107,827	1,426,551
PrimeEnergy Corp. (a)(b)	938	76,672
Ranger Oil Corp.	12,018	523,624
Stabilis Solutions, Inc. (a)	5,194	36,150
StealthGas, Inc. (a)	39,172	117,908
Top Ships, Inc. (a)(b)	2,008	6,064
TORM PLC (b)	45,179	1,264,560
U.S. Energy Corp. (b)	15,098	39,859
Uranium Royalty Corp. (a)(b)	42,856	125,568
Vertex Energy, Inc. (a)(b)	41,719	345,851
Viper Energy Partners LP	40,566	1,339,895
		65,582,475
TOTAL ENERGY		91,375,982
FINANCIALS - 5.1%
Banks - 2.0%
1st Source Corp.	12,820	732,022
ACNB Corp.	4,529	177,990
Amalgamated Financial Corp.	18,900	504,063
Amerant Bancorp, Inc. Class A	21,076	620,899
American National Bankshares, Inc.	6,531	251,901
Ameris Bancorp	46,800	2,474,784
Ames National Corp. (b)	6,067	138,934
Arrow Financial Corp.	10,317	362,849
Atlantic Union Bankshares Corp.	43,652	1,557,067
Auburn National Bancorp., Inc.	551	12,420
BancFirst Corp.	18,889	1,925,545
Bancorp, Inc., Delaware (a)	35,449	1,062,407
Bank First National Corp. (b)	3,739	355,317
Bank of Marin Bancorp	11,894	426,876
Bank OZK	64,274	2,966,245
Bank7 Corp.	3,616	100,525
BankFinancial Corp.	14,628	144,232
Bankwell Financial Group, Inc. (b)	4,285	126,793
Banner Corp.	18,237	1,287,897
BayCom Corp. (b)	3,947	74,835
BCB Bancorp, Inc.	9,394	177,077
BOK Financial Corp.	38,544	4,035,942
Brookline Bancorp, Inc., Delaware	42,470	603,923
Business First Bancshares, Inc.	8,715	204,977
C & F Financial Corp.	2,765	154,868
California Bancorp, Inc. (a)(b)	2,203	54,965
Cambridge Bancorp	2,788	247,881
Camden National Corp.	8,189	358,514
Capital Bancorp, Inc.	5,877	145,867
Capital City Bank Group, Inc.	16,718	588,474
Capstar Financial Holdings, Inc.	13,933	249,401
Carter Bankshares, Inc. (a)	17,756	329,196
Cathay General Bancorp	43,472	2,020,144
CB Financial Services, Inc.	591	13,286
Central Valley Community Bancorp	8,707	177,623
Chemung Financial Corp.	4,490	213,275
ChoiceOne Financial Services, Inc.	2,947	66,897
Citizens & Northern Corp. (b)	4,121	101,129
Citizens Community Bancorp, Inc.	6,202	90,177
Citizens Holding Co.	2,179	30,419
City Holding Co.	8,728	889,558
Civista Bancshares, Inc.	12,037	275,166
CNB Financial Corp., Pennsylvania	11,686	298,577
Coastal Financial Corp. of Washington (a)	7,239	361,371
Codorus Valley Bancorp, Inc.	7,465	176,846
Colony Bankcorp, Inc.	7,282	99,836
Columbia Banking Systems, Inc. (b)	46,065	1,568,974
Commerce Bancshares, Inc.	69,107	5,177,496
Community Financial Corp.	4,047	162,082
Community Trust Bancorp, Inc.	8,039	385,148
ConnectOne Bancorp, Inc. (b)	23,646	620,471
CrossFirst Bankshares, Inc. (a)	29,438	408,305
CVB Financial Corp.	76,652	2,198,379
DILA Capital Acquisition Corp. Class A (a)	4,041	40,531
Dime Community Bancshares, Inc.	22,773	812,313
Eagle Bancorp Montana, Inc.	2,880	51,264
Eagle Bancorp, Inc.	17,724	835,864
East West Bancorp, Inc.	79,134	5,555,998
Eastern Bankshares, Inc.	100,469	1,970,197
Enterprise Bancorp, Inc.	7,478	261,580
Enterprise Financial Services Corp.	22,406	1,172,730
Equity Bancshares, Inc.	9,183	335,730
Esquire Financial Holdings, Inc.	4,195	188,104
Farmers & Merchants Bancorp, Inc. (b)	8,160	234,029
Farmers National Banc Corp.	18,770	285,492
Fidelity D & D Bancorp, Inc.	2,330	113,238
Fifth Third Bancorp	396,097	14,402,087
Financial Institutions, Inc.	9,689	245,325
First Bancorp, North Carolina	21,088	1,025,509
First Bancshares, Inc.	9,721	332,361
First Bank Hamilton New Jersey (b)	14,532	222,921
First Busey Corp.	27,899	727,327
First Business Finance Services, Inc.	4,740	181,637
First Capital, Inc. (b)	2,233	54,709
First Citizens Bancshares, Inc. (b)	7,685	6,274,495
First Community Bankshares, Inc. (b)	10,669	394,220
First Community Corp.	3,875	79,748
First Financial Bancorp, Ohio (b)	55,952	1,478,811
First Financial Bankshares, Inc.	80,098	2,959,621
First Financial Corp., Indiana	8,773	421,718
First Financial Northwest, Inc.	9,975	151,421
First Foundation, Inc.	30,319	424,769
First Guaranty Bancshares, Inc. (b)	8,053	201,244
First Hawaiian, Inc.	72,880	1,934,964
First Internet Bancorp	8,345	216,636
First Interstate Bancsystem, Inc.	64,950	2,833,119
First Merchants Corp.	31,340	1,385,541
First Mid-Illinois Bancshares, Inc.	11,244	389,605
First Northwest Bancorp	7,546	110,398
First of Long Island Corp.	15,039	292,509
First Savings Financial Group, Inc.	2,781	62,433
First U.S. Bancshares, Inc.	3,641	30,949
First Western Financial, Inc. (a)	3,616	109,926
Five Star Bancorp	9,325	251,775
Flushing Financial Corp.	19,436	405,435
FNCB Bancorp, Inc.	3,698	29,436
Franklin Financial Services Corp.	854	26,303
Fulton Financial Corp.	96,952	1,802,338
FVCBankcorp, Inc. (a)(b)	5,834	115,338
German American Bancorp, Inc.	16,332	650,994
Great Southern Bancorp, Inc.	7,786	487,793
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	237,233
Guaranty Bancshares, Inc. Texas	8,980	319,688
Hancock Whitney Corp.	50,242	2,755,271
Hanmi Financial Corp.	18,233	493,203
HarborOne Bancorp, Inc.	36,797	538,340
Hawthorn Bancshares, Inc. (b)	2,866	60,530
HBT Financial, Inc.	16,600	326,190
Heartland Financial U.S.A., Inc.	29,421	1,435,451
Heritage Commerce Corp. (b)	41,991	596,692
Heritage Financial Corp., Washington	21,942	721,892
HomeStreet, Inc.	11,829	322,932
HomeTrust Bancshares, Inc.	11,346	290,458
Hope Bancorp, Inc.	64,741	881,772
Horizon Bancorp, Inc. Indiana	24,746	402,370
Huntington Bancshares, Inc.	829,284	12,837,316
Independent Bank Corp.	26,861	2,431,458
Independent Bank Corp.	10,908	267,682
Independent Bank Group, Inc.	23,847	1,572,471
Inter & Co., Inc. Class A (a)(b)	76,976	188,591
International Bancshares Corp.	38,617	2,034,344
Investar Holding Corp.	8,715	192,950
John Marshall Bankcorp, Inc. (b)	7,918	229,305
Lakeland Bancorp, Inc.	32,751	611,789
Lakeland Financial Corp.	14,621	1,154,474
Landmark Bancorp, Inc. (b)	2,919	75,339
LCNB Corp.	12,147	221,561
Limestone Bancorp, Inc.	621	16,022
Live Oak Bancshares, Inc. (b)	24,006	800,600
Logistics Innovation Technologies Corp. Class A (a)	22,127	218,393
Macatawa Bank Corp.	20,908	232,288
Mainstreet Bancshares, Inc.	1,715	49,564
Mercantile Bank Corp.	10,866	378,245
Meridian Bank/Malvern, PA	1,866	62,940
Metrocity Bankshares, Inc.	11,608	261,180
Mid Penn Bancorp, Inc.	7,980	263,340
Middlefield Banc Corp.	1,133	32,404
Midland States Bancorp, Inc.	11,372	306,021
MidWestOne Financial Group, Inc.	11,723	409,015
MVB Financial Corp.	5,314	126,898
National Bankshares, Inc.	4,034	158,536
NBT Bancorp, Inc. (b)	24,469	1,129,489
Northeast Bank	7,547	319,540
Northrim Bancorp, Inc.	5,057	281,220
Northwest Bancshares, Inc. (b)	56,561	864,818
Norwood Financial Corp.	3,432	109,755
Oak Valley Bancorp Oakdale California (b)	5,385	105,061
OceanFirst Financial Corp.	33,684	786,858
Old National Bancorp, Indiana (b)	158,691	3,032,585
Old Point Financial Corp.	2,955	62,705
Old Second Bancorp, Inc.	25,984	453,681
OptimumBank Holdings, Inc. (a)	3,813	16,930
Orange County Bancorp, Inc. (b)	1,054	49,917
Origin Bancorp, Inc.	13,756	562,896
Orrstown Financial Services, Inc.	7,486	201,448
Pacific Premier Bancorp, Inc. (b)	54,299	2,006,348
PacWest Bancorp	66,545	1,738,155
Parke Bancorp, Inc.	4,103	89,240
Partners Bancorp	4,331	37,203
Pathward Financial, Inc.	17,376	756,377
Patriot National Bancorp, Inc. (a)(b)	1,781	18,273
PCB Bancorp	9,838	183,184
PCSB Financial Corp.	10,335	206,493
Peapack-Gladstone Financial Corp.	10,114	416,899
Penns Woods Bancorp, Inc.	4,912	127,024
Peoples Bancorp of North Carolina (b)	3,497	103,931
Peoples Bancorp, Inc.	18,541	556,230
Peoples Financial Services Corp. (b)	4,449	253,326
Pinnacle Financial Partners, Inc.	47,009	3,943,585
Plumas Bancorp	1,220	43,310
Popular, Inc.	41,428	3,025,073
Preferred Bank, Los Angeles	7,653	578,490
Premier Financial Corp.	24,001	700,349
Primis Financial Corp. (b)	16,511	203,911
Professional Holdings Corp. (A Shares) (a)	9,235	276,773
QCR Holdings, Inc.	8,225	432,717
RBB Bancorp	8,755	196,725
Red River Bancshares, Inc.	3,386	177,765
Renasant Corp.	30,122	1,228,074
Republic Bancorp, Inc., Kentucky Class A	10,388	457,799
Republic First Bancorp, Inc. (a)(b)	41,243	105,170
Richmond Mutual Bancorp., Inc.	1,852	23,928
Riverview Bancorp, Inc.	15,015	113,964
S&T Bancorp, Inc.	26,065	975,352
Salisbury Bancorp, Inc.	3,260	95,502
Sandy Spring Bancorp, Inc. (b)	26,534	923,914
SB Financial Group, Inc.	4,710	77,715
Seacoast Banking Corp., Florida (b)	34,186	1,175,315
Shore Bancshares, Inc. (b)	11,308	225,142
Sierra Bancorp	9,675	209,367
Signature Bank	36,799	5,133,461
Simmons First National Corp. Class A	86,863	2,016,090
SmartFinancial, Inc.	10,154	304,417
Sound Financial Bancorp, Inc.	1,189	47,025
South Plains Financial, Inc.	9,325	288,702
Southern First Bancshares, Inc. (a)	4,670	231,165
Southern States Bancshares, Inc. (b)	3,439	100,041
Southside Bancshares, Inc. (b)	16,588	602,808
Southstate Corp.	42,169	3,704,547
Stellar Bancorp, Inc. (b)	32,804	1,109,103
Stock Yards Bancorp, Inc.	19,408	1,436,580
Summit Financial Group, Inc.	11,557	327,757
Summit State Bank (b)	3,743	61,385
SVB Financial Group (a)	32,643	7,565,995
Texas Capital Bancshares, Inc. (a)	28,839	1,730,052
The Bank of Princeton (b)	4,666	151,878
The First Bancorp, Inc.	6,787	213,383
Third Coast Bancshares, Inc.	9,897	194,377
TowneBank	42,448	1,371,070
Trico Bancshares	18,864	1,028,088
Triumph Bancorp, Inc. (a)	13,714	819,549
Trustmark Corp.	33,488	1,224,991
UMB Financial Corp.	26,643	2,278,509
Umpqua Holdings Corp.	122,454	2,482,143
Union Bankshares, Inc. (b)	2,283	56,390
United Bankshares, Inc., West Virginia (b)	74,900	3,212,461
United Community Bank, Inc.	58,004	2,260,416
United Security Bancshares, California	1,456	10,265
Unity Bancorp, Inc.	6,284	179,157
Univest Corp. of Pennsylvania	13,955	393,671
USCB Financial Holdings, Inc. (a)	3,294	43,744
Valley National Bancorp	326,205	4,129,755
Veritex Holdings, Inc.	33,332	1,088,623
VersaBank	1,224	8,176
Virginia National Bankshares C (b)	1,549	54,339
Washington Federal, Inc.	37,556	1,324,600
Washington Trust Bancorp, Inc.	8,141	405,096
WesBanco, Inc.	35,638	1,441,557
West Bancorp., Inc.	9,814	235,929
Westamerica Bancorp.	15,600	963,300
Wintrust Financial Corp.	31,710	2,899,245
Zions Bancorp NA	83,138	4,308,211
		211,972,655
Capital Markets - 1.6%
ABG Acquisition Corp. I Class A (a)	15,211	152,566
AGM Group Holdings, Inc. (a)(b)	12,918	20,410
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	78,435
ARYA Sciences Acquisition Corp. V (a)	3,281	32,646
B. Riley Financial, Inc. (b)	15,733	690,993
Belong Acquisition Corp. (a)	2,319	23,213
BGC Partners, Inc. Class A	186,493	803,785
Blucora, Inc. (a)	30,712	769,336
Capital Southwest Corp.	11,251	204,093
Carlyle Group LP	201,669	6,286,023
Cartesian Growth Corp. Class A (a)(b)	15,786	155,808
Chavant Capital Acquisition Corp. (a)	3,004	30,461
Clarim Acquisition Corp. Class A (a)	10,654	107,179
CME Group, Inc.	204,678	36,125,667
Coinbase Global, Inc. (a)(b)	101,669	4,649,323
Colicity, Inc. (a)	14,252	143,233
Coliseum Acquisition Corp. Class A (a)	1,078	10,758
Compass Digital Acquisition Corp. (a)	13,835	137,174
CONX Corp. Class A (a)(b)	52,880	530,386
Cowen Group, Inc. Class A	16,234	627,606
Crescent Capital BDC, Inc. (b)	12,883	180,104
Deep Lake Capital Acquisition Corp. Class A (a)	16,837	169,380
Diamond Hill Investment Group, Inc.	1,539	273,880
Eqonex Ltd. (a)(b)	13,223	463
Fintech Acquisition Corp. V (a)	13,427	134,941
Focus Financial Partners, Inc. Class A (a)	42,754	1,631,493
Forum Merger IV Corp. (a)(b)	20,165	200,843
Freedom Holding Corp. (a)(b)	34,184	2,156,669
Frontier Acquisition Corp. (a)	6,646	66,693
Frontier Investment Corp. Class A (a)	2,054	20,478
FTAC Parnassus Acquisition Corp. Class A (a)	18,931	188,363
Futu Holdings Ltd. ADR (a)(b)	39,748	2,444,105
GCM Grosvenor, Inc. Class A (b)	32,247	282,806
Glass Houses Acquisition Corp. Class A (a)	8,758	88,105
Global Consumer Acquisition Corp. (a)(b)	10,041	92,779
Golden Arrow Merger Corp. Class A (a)	14,830	148,893
Goldenbridge Acquisition Ltd. (a)(b)	7,095	72,795
Good Works II Acquisition Corp. (a)	1,091	10,725
Gores Holdings VIII, Inc. Class A (a)	13,407	133,400
Gores Technology Partners II, Inc. Class A (a)	59,362	592,433
Gores Technology Partners, Inc. Class A (a)	27,380	272,705
Hamilton Lane, Inc. Class A	20,275	1,497,917
Hennessy Advisors, Inc. (b)	4,729	43,034
Heritage Global, Inc. (a)(b)	28,350	68,040
Horizon Technology Finance Corp.	7,992	105,095
Hudson Executive Investment Corp. III Class A (a)	54,449	548,301
Hywin Holdings Ltd. ADR (a)(b)	6,913	41,063
IG Acquisition Corp. Class A (a)	41,208	412,904
Interactive Brokers Group, Inc.	57,514	4,618,374
Investcorp Credit Management BDC, Inc.	16,938	66,566
Itiquira Acquisition Corp. Class A (a)	9,673	97,117
Jaguar Global Growth Corp. I Class A (a)	17,091	173,474
JOFF Fintech Acquisition Corp. Class A (a)	50,245	505,465
Kairos Acquisition Corp. Class A (a)	22,423	225,351
Kernel Group Holdings, Inc. (a)(b)	21,554	216,402
Khosla Ventures Acquisition Co. (a)	27,782	276,709
KINS Technology Group, Inc. Class A (a)	28,603	289,176
Kismet Acquisition Two Corp. (a)	7,900	79,000
KL Acquisition Corp. Class A (a)	18,259	183,868
Lion Group Holding Ltd. ADR (a)(b)	11,889	16,050
Logan Ridge Finance Corp. (a)(b)	3,628	76,333
LPL Financial	45,022	10,657,158
Magic Empire Global Ltd. (b)	2,805	6,311
MarketAxess Holdings, Inc.	21,449	5,746,616
MarketWise, Inc. Class A (a)(b)	13,610	25,859
Model Performance Acquisition Corp. (a)(b)	2,807	29,333
Morningstar, Inc.	24,242	5,942,441
Mount Rainier Acquisition Corp. (a)	4,225	43,053
NASDAQ, Inc.	275,691	18,873,806
New Mountain Finance Corp.	53,270	680,258
Newtek Business Services Corp. (b)	13,878	262,017
Northern Trust Corp.	116,815	10,876,645
Open Lending Corp. (a)	54,243	383,498
Panacea Acquisition Corp. II (a)	10,372	102,994
Pathfinder Acquisition Corp. (a)	17,794	177,228
Patria Investments Ltd.	31,353	427,968
Perella Weinberg Partners Class A	23,081	220,885
PhenixFIN Corp. (b)	762	26,099
Pine Technology Acquisition Corp. Class A (a)	40,041	399,209
Pioneer Merger Corp. Class A (a)	65,628	660,874
Portage Fintech Acquisition Corp. Class A (a)	11,581	115,694
Progress Acquisition Corp. Class A (a)(b)	13,405	135,391
Puhui Wealth Investment Management Co. Ltd. (a)	11,943	5,255
Puyi, Inc. ADR (a)(b)	12,308	87,141
Robinhood Markets, Inc. (a)(b)	434,881	4,170,509
Runway Growth Finance Corp. (b)	18,253	219,401
ScION Tech Growth II Class A (a)	20,634	207,578
SEI Investments Co.	73,307	4,565,560
Senior Connect Acquisition Corp. I Class A (a)	50,774	510,279
Shelter Acquisition Corp. I Class A (a)	3,618	36,325
Siebert Financial Corp. (a)(b)	14,080	21,965
Silvercrest Asset Management Group Class A (b)	8,360	158,004
StepStone Group, Inc. Class A	38,064	1,141,159
StoneX Group, Inc. (a)	11,264	1,142,958
Summit Healthcare Acquisition Corp. Class A (a)	9,526	95,069
SVF Investment Corp. 2 (a)	26,630	267,099
T. Rowe Price Group, Inc.	128,963	16,108,768
TCV Acquisition Corp. Class A (a)	38,580	383,871
Tio Tech A Class A (a)	16,841	168,578
Top Financial Group Ltd. (b)	19,596	91,317
TPG, Inc. (b)	39,979	1,331,301
Tradeweb Markets, Inc. Class A	61,730	3,793,926
Trinity Capital, Inc. (b)	14,443	156,995
Twelve Seas Investment Co. II (a)	11,364	113,413
U.S. Global Investors, Inc. Class A	8,407	23,708
Up Fintech Holdings Ltd. ADR (a)(b)	68,253	354,233
Value Line, Inc. (b)	5,984	335,104
Velocity Acquisition Corp. Class A (a)	8,116	81,566
Victory Capital Holdings, Inc.	41,611	1,206,719
Vinci Partners Investments Ltd. (b)	27,294	272,667
Virtu Financial, Inc. Class A	59,093	1,310,683
Virtus Investment Partners, Inc.	4,472	867,300
XP, Inc. Class A (a)	257,445	4,507,862
		169,811,037
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	75,999	1,192,424
7GC & Co. Holdings, Inc. Class A (a)	32,674	327,720
Atlanticus Holdings Corp. (a)(b)	9,306	268,013
Consumer Portfolio Services, Inc. (a)(b)	14,707	126,774
Credit Acceptance Corp. (a)(b)	7,311	3,465,122
Encore Capital Group, Inc. (a)(b)	13,454	678,082
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	289,818
FirstCash Holdings, Inc.	27,895	2,618,225
Jiayin Group, Inc. ADR (a)(b)	5,761	11,580
Katapult Holdings, Inc. (a)(b)	46,564	55,877
LendingTree, Inc. (a)	12,323	295,136
LexinFintech Holdings Ltd. ADR (a)	73,996	133,933
Medallion Financial Corp. (b)	10,141	75,550
Mogo, Inc. (a)(b)	22,529	13,292
Navient Corp.	83,476	1,383,197
NerdWallet, Inc.	28,927	367,373
Nicholas Financial, Inc. (a)	5,880	38,573
Oportun Financial Corp. (a)	16,861	93,410
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	1,677
PRA Group, Inc. (a)	22,082	759,179
Senmiao Technology Ltd. (a)(b)	1,673	1,489
SLM Corp.	152,212	2,657,622
SoFi Technologies, Inc. (a)(b)	516,239	2,493,434
Upstart Holdings, Inc. (a)(b)	40,964	800,846
World Acceptance Corp. (a)(b)	3,875	274,776
		18,423,122
Diversified Financial Services - 0.4%
10X Capital Venture Acquisition Corp. II (a)	12,375	122,636
26 Capital Acquisition Corp. Class A (a)	18,108	181,804
7 Acquisition Corp. Class A (a)	4,692	47,999
8i Acquisition 2 Corp. (a)(b)	2,778	8,001
A SPAC I Acquisition Corp. (a)	1,374	13,960
A SPAC II Acquisition Corp. (a)	13,668	138,320
A-Mark Precious Metals, Inc.	13,443	463,784
Acacia Research Corp. (a)	26,315	108,681
Accretion Acquisition Corp. (a)	31,080	311,111
ACE Convergence Acquisition Corp. Class A (a)(b)	15,037	57,592
Ace Global Business Acquisition Ltd. (a)	1,698	17,982
Achari Ventures Holdings Corp. I (a)	6,078	61,813
Aequi Acquisition Corp. Class A (a)(b)	19,142	188,932
Aesther Healthcare Acquisition Corp. Class A (a)	2,871	29,600
Aetherium Acquisition Corp. Class A (a)	2,757	27,901
AF Acquisition Corp. Class A (a)	3,090	31,085
Agba Group Holding Ltd. (a)(b)	972	2,867
Agile Growth Corp. Class A (a)	11,857	118,807
Ahren Acquisition Corp. Class A (a)	20,270	206,551
Alerus Financial Corp.	9,517	225,172
Alpha Partners Technology Merger Corp. (a)	7,353	73,236
Alpine Acquisition Corp. (a)	1,573	16,186
AltEnergy Acquisition Corp. Class A (a)	6,664	67,573
Altitude Acquisition Corp. Class A (a)(b)	41,617	412,008
AMCI Acquisition Corp. II (a)	1,196	11,816
American Acquisition Opportunity, Inc. Class A (a)(b)	2,024	20,220
Anthemis Digital Acquisitions I Corp. (a)	6,810	69,632
Anzu Special Acquisition Corp. I Class A (a)	19,079	190,599
APx Acquisition Corp. I (a)	4,358	44,626
Arbor Rapha Capital Bioholding Corp. I (a)	8,774	90,197
Arena Fortify Acquisition Corp. Class A (a)	15,078	154,700
Argus Capital Corp. Class A (a)	18,585	190,310
Aries I Acquisition Corp. Class A (a)	5,956	60,811
Armada Acquisition Corp. I (a)	5,183	51,726
Arogo Capital Acquisition Corp. Class A (a)	1,679	16,773
Arrowroot Acquisition Corp. Class A (a)	14,007	139,510
Artemis Strategic Investment Corp. (a)	10,298	103,134
Astrea Acquisition Corp. Class A (a)	10,590	106,218
Athlon Acquisition Corp. (a)	20,350	204,111
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	246,209
Atlantic Coastal Acquisition Corp. II (a)	27,493	277,954
Aurora Acquisition Corp. Class A (a)	11,702	116,669
Aurora Technology Acquisition Corp. Class A (a)(b)	9,115	92,426
Authentic Equity Acquisition Corp. (a)	8,207	82,562
Avalon Acquisition, Inc. Class A (a)	33,099	334,962
AxonPrime Infrastructure Acquisition Corp. (a)	3,754	36,864
B. Riley Principal 250 Merger Corp. (a)	3,432	33,908
Banner Acquisition Corp. (a)	5,512	55,120
Better World Acquisition Corp. (a)	3,600	37,476
Big Sky Growth Partners, Inc. Class A (a)	3,611	36,363
Bilander Acquisition Corp. Class A (a)(b)	4,788	46,731
BioPlus Acquisition Corp. (a)	6,657	67,835
Biotech Acquisition Co. Class A (a)	7,901	79,326
Bleuacacia Ltd. Class A (a)(b)	50,133	500,829
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	89,546
Blockchain Moon Acquisition Corp. (a)	6,188	62,808
Blue Whale Acquisition Corp. I (a)	12,116	118,131
Blue World Acquisition Corp. (a)	1,613	16,372
Breeze Holdings Acquisition Corp. (a)(b)	4,436	46,090
Bridgetown Holdings Ltd. Class A (a)	70,587	693,870
Bright Lights Acquisition Corp. (a)	17,617	177,051
Brilliant Acquisition Corp. (a)	4,918	52,278
Broadscale Acquisition Corp. Class A (a)	21,877	219,864
Bullpen Parlay Acquisition Co. (a)	3,726	37,931
Burtech Acquisition Corp. (a)	3,639	37,081
byNordic Acquisition Corp. (a)	9,284	93,026
BYTE Acquisition Corp. Class A (a)	22,411	224,782
Cactus Acquisition Corp. 1 Ltd. (a)	6,618	67,504
Canna-Global Acquisition Corp. (a)	10,398	106,580
Carney Technology Acquisition Corp. II Class A (a)	26,127	262,576
Cartesian Growth Corp. II (a)	5,956	60,692
Cascadia Acquisition Corp. Class A (a)	2,973	29,581
Catalyst Partners Acquisition Corp. Class A (a)	12,698	127,043
CENAQ Energy Corp. (a)	3,630	36,990
CF Acquisition Corp. IV Class A (a)	47,181	472,754
CF Acquisition Corp. VII Class A (a)	4,271	42,838
CF Acquisition Corp. VIII Class A (a)(b)	11,894	122,984
Chain Bridge I Class A (a)	13,927	142,055
CIIG Capital Partners II, Inc. Class A (a)	22,298	224,318
Clean Earth Acquisitions Corp. Class A (a)	13,802	137,675
ClimateRock Class A (a)	1,009	10,211
Conyers Park III Acquisition Corp. Class A (a)	11,482	113,098
Corazon Capital V838 Monoceros Corp. (a)	3,759	37,740
Corner Growth Acquisition Corp. (a)	56,198	565,352
Corner Growth Acquisition Corp. 2 Class A (a)	11,847	120,602
Counter Press Acquisition Corp. (a)	3,944	40,189
COVA Acquisition Corp. Class A (a)	20,529	206,522
Crescera Capital Acquisition Corp. Class A (a)	2,264	23,093
Crixus BH3 Acquisition Co. (a)	4,612	46,351
Crypto 1 Acquisition Corp. Class A (a)	2,552	25,865
DA32 Life Science Tech Acquision Corp. (a)	2,365	23,390
Data Knights Acquisition Corp. Class A (a)(b)	4,680	49,093
Decarbonization Plus Acquisition Corp. IV Class A (a)	19,641	199,160
Deep Medicine Acquisition Corp. Class A (a)	21,476	219,270
Denali Capital Acquisition Corp. Class A (a)	1,252	12,758
DHB Capital Corp. (a)	11,268	113,469
DHC Acquisition Corp. (a)	12,386	124,232
DiamondHead Holdings Corp. (a)	20,014	200,440
Digital Health Acquisition Corp. (a)	1,431	15,068
Digital Transformation Opportunities Corp. (a)	13,139	130,602
Digital World Acquisition Corp. (a)(b)	17,141	390,986
Disruptive Acquisition Corp. I (a)	16,328	163,607
DP Cap Acquisition Corp. I Class A (a)	13,527	138,111
Dragoneer Growth Opportunities Corp. III (a)	52,306	515,214
DTRT Health Acquisition Corp. Class A (a)	22,501	228,610
Dune Acquisition Corp. (a)	26,599	259,074
East Resources Acquisition Co. (a)	9,378	94,624
Edify Acquisition Corp. (a)	21,442	215,063
Edoc Acquisition Corp. Class A (a)	1,542	16,021
EdtechX Holdings Acquisition Corp. II (a)	600	6,210
Energem Corp. Class A (a)(b)	2,351	24,450
Enterprise 4.0 Technology Acquisition Corp. (a)	6,380	65,267
Epiphany Technology Acquisition Corp. Class A (a)	29,000	291,450
ESGEN Acquisition Corp. Class A (a)	19,076	195,911
Eucrates Biomedical Acquisition Corp. (a)	4,558	44,987
European Biotech Acquisition Corp. Class A (a)	1,100	11,011
Evo Acquisition Corp. Class A (a)	5,911	59,110
ExcelFin Acquisition Corp. Class A (a)	12,469	125,563
Fat Projects Acquisition Corp. (a)	20,151	202,921
Feutune Light Acquisition Corp. Class A (a)	6,342	64,181
Fifth Wall Acquisition Corp. III Class A (a)	52,330	523,300
Finnovate Acquisition Corp. Class A (a)	10,151	103,540
FinServ Acquisition Corp. II Class A (a)	23,391	233,442
FinTech Acquisition Corp. VI Class A (a)	22,192	223,252
Fintech Ecosystem Development Corp. Class A (a)	6,729	68,299
First Reserve Sustainable Growth Corp. (a)	14,459	144,445
FlexShopper, Inc. (a)(b)	15,072	16,278
Focus Impact Acquisition Corp. Class A (a)	6,444	64,956
Forbion European Acquisition Corp. Class A (a)	201	2,060
Fortistar Sustainable Solution Corp. Class A (a)	20,963	210,259
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,645
FTAC Athena Acquisition Corp. Class A (a)	6,871	68,985
FTAC Hera Acquisition Corp. (a)	76,967	771,979
FTAC Zeus Acquisition Corp. Class A (a)	42,674	428,874
Future Health ESG Corp. (a)	3,358	33,882
Games & Esports Experience Acquisition Corp. Class A (a)	1,402	14,356
Gaming & Hospitality Acquisition Corp. (a)	6,677	67,104
Genesis Growth Tech Acquisition Corp. (a)	712	7,319
Gesher I Acquisition Corp. Class A (a)	3,590	36,295
GigInternational1, Inc. (a)	6,855	70,538
Glenfarne Merger Corp. (a)	40,502	407,450
Global Blockchain Acquisition Corp. (a)	5,501	55,120
Global Partner Acquisition Corp. II Class A (a)	17,671	177,859
Global Systems Dynamics, Inc. (a)	3,884	39,694
Global Technology Acquisition Corp. I Class A (a)	10,407	106,255
Globalink Investment, Inc. (a)	3,677	36,917
Goal Acquisitions Corp. (a)	29,937	297,873
Gores Holdings IX, Inc. (a)	17,849	174,920
Gores Holdings VII, Inc. Class A (a)	42,109	419,827
Green Visor Financial Technology Acquisition Corp. I Class A (a)	8,197	84,101
Group Nine Acquisition Corp. Class A (a)	18,015	180,871
Growth For Good Acquisition Corp. (a)	9,242	92,328
GSR II Meteora Acquisition Corp. Class A (a)	10,323	102,611
GX Acquisition Corp. II (a)	18,396	183,040
Hamilton Lane Alliance Holdings I, Inc. (a)	13,261	132,610
HCM Acquisition Corp. (a)	2,102	21,461
Health Sciences Acquisitions Corp. 2 (a)	12,421	122,968
Healthcare AI Acquisition Corp. (a)	12,820	130,379
Healthcare Services Acquisition Corp. (a)	3,190	31,996
Healthwell Acquisition Corp. I (a)	6,406	63,035
Hennessy Capital Investment Corp. V Class A (a)	38,419	385,343
Hennessy Capital Investment Corp. VI Class A (a)	15,376	151,915
HHG Capital Corp. (a)	1,448	14,625
Home Plate Acquisition Corp. (a)	6,074	60,558
Hudson Executive Investment Corp. II (a)	10,912	109,884
HumanCo Acquisition Corp. (a)	51,798	521,606
Inception Growth Acquisition Ltd. (a)	16,315	163,966
Independence Holdings Corp. Class A (a)	34,694	347,981
Industrial Tech Acquisitions II, Inc. (a)	3,192	32,112
Inflection Point Acquisition Corp. Class A (a)	16,204	161,230
Innovative International Acquisition Corp. Class A (a)	9,297	95,480
INSU Acquisition Corp. III (a)	32,969	331,338
Integral Acquisition Corp. 1 (a)	1,063	10,683
Intelligent Medicine Acquisition Corp. Class A (a)	4,559	46,547
International Media Acquisition Corp. (a)	6,960	71,131
InterPrivate IV InfraTech Partners, Inc. (a)	11,915	118,912
Investcorp Europe Acquisition Corp. I (a)	11,247	115,169
Investcorp India Acquisition Corp. (a)	1,467	15,051
Iris Acquisition Corp. Class A (a)	36,092	361,642
Iron Spark I, Inc. Class A	50,700	505,479
IX Acquisition Corp. Class A (a)(b)	10,419	104,815
Jack Creek Investment Corp. (a)	20,697	207,798
Jaws Hurricane Acquisition Corp. Class A (a)	21,452	211,731
Jaws Juggernaut Acquisition Corp. Class A (a)	6,008	59,960
Jupiter Acquisition Corp. (a)	5,254	51,542
Kadem Sustainable Impact Corp. Class A (a)	5,251	52,247
Keyarch Acquisition Corp. (a)(b)	1,883	18,943
Khosla Ventures Acquisition Co. III (a)	143,369	1,427,955
KludeIn I Acquisition Corp. (a)	16,700	169,338
L Catterton Asia Acquisition Corp. Class A (a)	13,075	130,881
LAMF Global Ventures Corp. I (a)	13,867	141,305
Landcadia Holdings IV, Inc. Class A (a)	43,419	434,624
Larkspur Health Acquisition Corp. Class A (a)	4,076	41,412
LatAmGrowth SPAC (a)	4,041	41,259
LAVA Medtech Acquisition Corp. Class A (a)	6,705	68,324
Lazard Growth Acquisition Corp. I (a)	51,149	513,024
LDH Growth Corp. I Class A (a)	10,420	104,408
Lead Edge Growth Opportunities Ltd. Class A (a)	15,211	152,414
Legato Merger Corp. II (a)(b)	18,435	185,640
Lerer Hippeau Acquisition Corp. Class A (a)	47,693	479,315
Levere Holdings Corp. Class A (a)	12,733	127,585
LF Capital Acquisition Corp. II (a)	48,609	494,354
Liberty Media Acquisition Corp. (a)(b)	47,071	473,534
Liberty Resources Acquisition Corp. Class A (a)	3,303	33,558
LightJump Acquisition Corp. (a)	1,028	10,434
Lionheart III Corp. (a)	3,529	35,925
LIV Capital Acquisition Corp. II (a)	1,805	18,537
LM Funding America, Inc. (a)	6,078	4,072
Macondray Capital Acquisition Corp. I Class A (a)	6,983	70,668
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	69,629
Maquia Capital Acquisition Corp. Class A (a)(b)	23,638	245,835
Marblegate Acquisition Corp. (a)	13,895	140,340
Marlin Technology Corp. (a)	26,389	266,001
Maxpro Capital Acquisition Corp. (a)	13,427	137,895
McLaren Technology Acquisition Corp. Class A (a)(b)	5,544	56,216
Medicus Sciences Acquisition Corp. Class A (a)	7,814	78,062
MedTech Acquisition Corp. Class A (a)	17,239	173,252
MELI Kaszek Pioneer Corp. (a)(b)	15,932	157,727
Mercato Partners Acquisition Corp. Class A (a)	3,381	34,250
Mercury Ecommerce Acquisition Corp. Class A (a)	3,822	38,793
Metal Sky Star Acquisition Corp. (a)	10,593	106,672
MicroCloud Hologram, Inc. (a)(b)	27,535	70,490
Minority Equality Opportunities Acquisition, Inc. Class A (a)	1,582	16,231
Monterey Bio Acquisition Corp. (a)(b)	13,454	138,576
Monument Circle Acquisition Corp. Class A (a)	16,211	162,596
Moringa Acquisition Corp. Class A (a)	5,285	53,061
Mountain & Co. I Acquisition Corp. (a)	6,280	64,998
Mountain Crest Acquisition Corp. III (a)(b)	1,605	16,130
Mountain Crest Acquisition Corp. IV (a)	2,322	23,220
Mountain Crest Acquisition Corp. V (a)	17,855	179,264
MSD Acquisition Corp. Class A (a)	40,622	407,845
New Providence Acquisition Corp. II Class A (a)	5,325	53,729
New Vista Acquisition Corp. (a)	7,455	74,699
Newbury Street Acquisition Corp. (a)	6,961	68,914
Newcourt Acquisition Corp. Class A (a)(b)	10,488	107,502
NewHold Investment Corp. II Class A (a)	13,519	136,947
NightDragon Acquisition Corp. (a)	10,595	106,056
Noble Rock Acquisition Corp. Class A (a)	11,942	120,017
Nocturne Acquisition Corp. (a)	17,571	182,387
North Atlantic Acquisition Corp. Class A (a)	20,192	203,132
Nova Vision Acquisition Corp. (a)	150	1,548
OCA Acquisition Corp. Class A (a)	8,868	90,276
OceanTech Acquisitions I Corp. Class A (a)(b)	1,749	17,945
Omega Alpha SPAC (a)	1,370	13,741
OmniLit Acquisition Corp. Class A (a)	2,506	25,636
One Equity Partners Open Water I Corp. (a)	14,822	150,147
Onyx Acquisition Co. I Class A (a)	10,960	112,340
OPY Acquisition Corp. I Class A (a)	1,750	17,535
Orion Acquisition Corp. Class A (a)(b)	15,860	159,710
Orion Biotech Opportunities Corp. Class A (a)	5,741	57,353
Oxbridge Acquisition Corp. Class A (a)(b)	7,561	78,181
Oxus Acquisition Corp. (a)	8,028	82,126
Oyster Enterprises Acquisition Corp. Class A (a)	10,376	104,071
Pacifico Acquisition Corp. (a)	1,928	10,373
Parsec Capital Acquisitions Co. Class A (a)	10,132	102,992
PepperLime Health Acquisition Corp. Class A (a)	7,163	72,418
Perception Capital Corp. II Class A (a)	6,893	70,378
Phoenix Biotech Acquisition Corp. (a)	10,588	108,209
PHP Ventures Acquisition Corp. Class A (a)	1,807	18,486
Plum Acquisition Corp. I Class A (a)	6,545	65,515
Pono Capital Corp. Class A (a)	2,112	21,627
Power & Digital Infrastructure Acquisition II Corp. (a)	13,806	137,508
Powered Brands Class A (a)	21,975	220,629
PowerUp Acquisition Corp. Class A (a)	5,490	56,273
Priveterra Acquisition Corp. (a)	14,763	147,187
Property Solutions Acquisition Corp. II Class A (a)	16,796	167,960
PropTech Investment Corp. II (a)(b)	12,250	79,380
Prospector Capital Corp. Class A (a)	31,408	315,964
Relativity Acquisition Corp. Class A (a)	3,558	36,434
Research Alliance Corp. II (a)	40,873	410,774
Revelstone Capital Acquisition Corp. (a)	3,211	32,046
Revolution Healthcare Acquisition Corp. (a)	30,471	305,929
RF Acquisition Corp. (a)	385	3,858
RMG Acquisition Corp. III Class A (a)	23,202	232,484
ROC Energy Acquisition Corp. (a)	6,729	68,299
Rose Hill Acquisition Corp. Class A (a)	5,199	53,446
Rosecliff Acquisition Corp. I (a)	14,419	144,478
Roth CH Acquisition IV Co. (a)	4,724	48,090
Roth CH Acquisition V Co. (a)	9,625	96,250
RXR Acquisition Corp. (a)	20,047	201,472
Schultze Special Purpose Acquisition Corp. II Class A (a)	1,986	19,920
Science Strategic Acquisition Corp. Alpha (a)	11,309	113,599
ScION Tech Growth I Class A (a)	66,567	669,664
SCP & CO Healthcare Acquisition Co. (a)	8,705	87,746
Screaming Eagle Acquisition Corp. (a)	39,390	387,598
Seaport Calibre Materials Acquisition Corp. (a)	25,959	262,445
SEATech Ventures Corp. (a)(c)	3,755	128
Semper Paratus Acquisition Corp. Class A (a)	5,967	61,281
SHUAA Partners Acquisition Corp. I Class A (a)	3,561	36,500
Sierra Lake Acquisition Corp. Class A (a)(b)	17,915	180,942
Silver Spike Acquisition Corp. II Class A (a)	5,656	56,673
SILVERspac, Inc. Class A (a)	5,375	53,481
Sizzle Acquisition Corp. (a)	10,451	106,600
SK Growth Opportunities Corp. (a)(b)	11,427	116,041
Skydeck Acquisition Corp. Class A (a)	3,706	37,060
Slam Corp. (a)	29,043	291,156
Social Capital Suvretta Holdings Corp. II (a)	6,600	65,868
Social Capital Suvretta Holdings Corp. IV (a)	6,040	60,219
Sound Point Acquisition Corp. I Ltd. (a)	601	6,172
Spindletop Health Acquisition Corp. Class A (a)	4,428	45,276
SPK Acquisition Corp. (a)(b)	4,813	48,900
Sports Ventures Acquisition Corp. Class A (a)	15,350	154,114
SportsMap Tech Acquisition Corp. (a)	7,111	71,679
SportsTek Acquisition Corp. Class A (a)	6,720	67,334
Springwater Special Situations Corp. (a)	13,177	132,561
StoneBridge Acquisition Corp. (a)	7,553	76,965
Stratim Cloud Acquisition Corp. (a)	3,529	35,114
Sustainable Development Acquisition I Corp. Class A (a)	22,589	226,568
SVF Investment Corp. (a)	53,443	537,102
Swiftmerge Acquisition Corp. Class A (a)	2,517	25,371
SWK Holdings Corp. (a)(b)	5,279	102,677
Talon 1 Acquisition Corp. Class A (a)	2,685	27,682
Target Global Acquisition I Corp. (a)	2,760	28,097
Tastemaker Acquisition Corp. Class A (a)	23,872	241,585
TB SA Acquisition Corp. (a)	12,266	122,905
Tech and Energy Transition Corp. Class A (a)	38,470	382,777
TG Venture Acquisition Corp. (a)	5,333	53,970
Thrive Acquisition Corp. Class A (a)	3,811	39,444
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	48,796
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	192,317
Tishman Speyer Innovation Corp. II (a)	13,246	133,387
TKB Critical Technologies 1 Class A (a)(b)	29,046	297,867
TLGY Acquisition Corp. (a)	1,607	16,472
TPB Acquisition Corp. I Class A (a)	2,118	21,180
TradeUP Acquisition Corp. (a)	1,582	16,041
TZP Strategies Acquisition Corp. (a)(b)	11,527	115,385
UTA Acquisition Corp. Class A (a)	12,234	124,236
Vahanna Tech Edge Acquisition I Corp. (a)	2,626	26,811
Valuence Merger Corp. I Class A (a)	960	9,878
VectoIQ Acquisition Corp. II (a)	21,822	219,311
Vector Acquisition Corp. II Class A (a)	145,008	1,452,980
Venus Acquisition Corp. (a)(b)	2,403	23,549
Vision Sensing Acquisition Corp. Class A (a)	3,608	36,946
VMG Consumer Acquisition Corp. Class A (a)	3,946	39,934
VPC Impact Acquisition Holding II Class A (a)(b)	9,812	98,512
Welsbach Technology Metals Acquisition Corp. (a)	1,791	18,000
Western Acquisition Ventures Corp. (a)	1,125	11,329
WinVest Acquisition Corp. (a)	1,876	19,116
Worldwide Webb Acquisition Corp. Class A (a)	4,207	42,491
XPAC Acquisition Corp. (a)	1,680	16,699
Yotta Acquisition Corp. (a)	2,168	21,582
Z-Work Acquisition Corp. Class A (a)	23,176	232,455
Zimmer Energy Transition Acquisition Corp. (a)	12,820	127,174
		47,207,087
Insurance - 0.7%
Amerisafe, Inc.	9,587	569,180
Arch Capital Group Ltd. (a)	210,458	12,608,539
Atlantic American Corp. (b)	8,809	24,841
Brighthouse Financial, Inc. (a)(b)	43,342	2,415,883
BRP Group, Inc. (a)	39,507	1,186,790
Cincinnati Financial Corp.	92,351	10,247,267
Conifer Holdings, Inc. (a)(b)	3,312	5,134
Donegal Group, Inc. Class A	18,229	271,065
eHealth, Inc. (a)	14,424	51,349
Enstar Group Ltd. (a)	9,493	2,069,379
Erie Indemnity Co. Class A	25,749	7,271,260
Fanhua, Inc. ADR (b)	18,931	87,461
FG Financial Group, Inc. (a)(b)	3,213	7,743
GoHealth, Inc. (a)(b)	2,924	38,012
Goosehead Insurance (a)(b)	13,948	566,428
Greenlight Capital Re, Ltd. (a)	7,844	61,419
Hallmark Financial Services, Inc. (a)	8,243	5,193
Huize Holding Ltd. ADR (a)(b)	8,820	9,790
International General Insurance Holdings Ltd. (b)	24,436	186,935
Investors Title Co.	1,165	178,874
James River Group Holdings Ltd.	24,967	599,707
Kingstone Companies, Inc.	5,340	5,393
Maiden Holdings Ltd. (a)(b)	52,310	109,328
Midwest Holding, Inc. (a)(b)	1,575	23,657
National Western Life Group, Inc. (b)	1,743	367,424
NI Holdings, Inc. (a)	13,483	182,021
Oxbridge Re Holdings Ltd. (a)	5,511	9,754
Palomar Holdings, Inc. (a)	14,396	903,205
Principal Financial Group, Inc.	138,688	12,437,540
Reliance Global Group, Inc. (a)(b)	3,189	1,850
Root, Inc. (a)(b)	3,480	25,300
Safety Insurance Group, Inc. (b)	8,823	809,422
Selective Insurance Group, Inc.	32,232	3,098,140
Sirius International Insurance rights 12/31/99 (a)(c)	58,865	1
Tian Ruixiang Holdings Ltd. (a)(b)	300	693
Tiptree, Inc.	21,813	302,546
Trean Insurance Group, Inc. (a)	28,354	78,257
Trupanion, Inc. (a)(b)	22,228	1,161,858
Unico American Corp. (a)	851	996
United Fire Group, Inc. (b)	16,750	511,713
United Insurance Holdings Corp.	1,147	367
Vericity, Inc. (a)	6,650	45,353
Willis Towers Watson PLC	61,635	15,172,072
		73,709,139
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	324,666	3,243,413
Manhattan Bridge Capital, Inc. (b)	8,746	50,902
New York Mortgage Trust, Inc. (b)	284,523	799,510
		4,093,825
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc. (a)(b)	3,059	31,202
America First Tax Exempt Investors LP	13,183	251,400
Blue Foundry Bancorp (a)	14,520	189,776
Bogota Financial Corp. (a)	8,810	100,610
Bridgewater Bancshares, Inc. (a)	13,282	255,944
Broadway Financial Corp. (a)	16,771	15,976
Capitol Federal Financial, Inc.	85,642	716,824
Carver Bancorp, Inc. (a)	7,032	28,550
Columbia Financial, Inc. (a)	68,761	1,518,243
Cullman Bancorp, Inc.	1,695	19,120
Enact Holdings, Inc.	94,039	2,332,167
FS Bancorp, Inc.	6,150	210,330
Greene County Bancorp, Inc.	5,226	398,587
Hingham Institution for Savings (b)	1,454	426,720
HMN Financial, Inc.	3,382	75,757
Home Bancorp, Inc.	7,434	319,513
Home Federal Bancorp, Inc. (b)	813	15,032
Home Point Capital, Inc. (b)	64,166	101,382
Kearny Financial Corp. (b)	43,102	416,796
Luther Burbank Corp.	22,484	266,660
Magyar Bancorp, Inc.	3,540	45,843
Merchants Bancorp	24,579	628,977
Mr. Cooper Group, Inc. (a)	42,203	1,905,887
NMI Holdings, Inc. (a)	48,402	1,042,095
Northeast Community Bancorp, Inc. (b)	1,901	27,469
Northfield Bancorp, Inc. (b)	31,683	505,344
Oconee Federal Financial Corp. (b)	878	18,807
OP Bancorp (b)	5,419	63,402
PB Bankshares, Inc. (a)	871	11,262
Pioneer Bancorp, Inc. (a)	10,879	127,828
Ponce Financial Group, Inc. (a)(b)	13,052	129,084
Provident Bancorp, Inc.	14,544	100,935
Redwoods Acquisition Corp. (a)	11,252	112,070
Security National Financial Corp. Class A	7,773	50,447
Southern Missouri Bancorp, Inc.	6,368	330,244
Sterling Bancorp, Inc. (a)(b)	23,636	152,216
TC Bancshares, Inc. (b)	3,351	50,265
Territorial Bancorp, Inc. (b)	4,189	95,090
TFS Financial Corp. (b)	171,062	2,334,996
Timberland Bancorp, Inc./Washington	5,704	197,929
Trustco Bank Corp., New York	10,680	414,811
Valor Latitude Acquisition Corp. Class A (a)	13,041	130,410
Waterstone Financial, Inc.	16,746	280,496
Western New England Bancorp, Inc.	19,217	191,017
William Penn Bancorp, Inc. (b)	6,289	73,581
WSFS Financial Corp.	38,651	1,874,960
		18,586,054
TOTAL FINANCIALS		543,802,919
HEALTH CARE - 9.6%
Biotechnology - 5.5%
180 Life Sciences Corp. (a)(b)	16,870	7,025
2seventy bio, Inc. (a)(b)	27,817	435,892
4D Molecular Therapeutics, Inc. (a)	28,878	697,981
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
89Bio, Inc. (a)	26,832	214,656
Aadi Bioscience, Inc. (a)(b)	11,601	155,221
Aadi Bioscience, Inc. rights (a)(c)	22,410	0
Abcam PLC ADR (a)(b)	12,703	203,756
Abeona Therapeutics, Inc. (a)(b)	3,435	12,916
Absci Corp. (a)(b)	51,699	129,248
ABVC BioPharma, Inc. (a)	49,915	35,440
AC Immune SA (a)(b)	37,118	94,651
ACADIA Pharmaceuticals, Inc. (a)(b)	95,418	1,486,612
Achieve Life Sciences, Inc. (a)(b)	10,358	28,795
Achilles Therapeutics PLC ADR (a)	21,590	43,612
Acorda Therapeutics, Inc. (a)(b)	6,110	3,903
Acumen Pharmaceuticals, Inc. (a)(b)	21,758	123,585
Acurx Pharmaceuticals, Inc. (a)(b)	8,683	27,438
Adagene, Inc. ADR (a)(b)	10,309	11,134
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	1,572
rights (a)(c)	26,195	1,572
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	105,910	229,825
Adicet Bio, Inc. (a)	21,229	385,943
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	1,779	3,184
ADMA Biologics, Inc. (a)	115,355	385,286
Adverum Biotechnologies, Inc. (a)	11,628	7,790
Aeglea BioTherapeutics, Inc. (a)(b)	34,317	14,242
Aerovate Therapeutics, Inc. (a)(b)	13,597	256,167
Aeterna Zentaris, Inc. (a)(b)	3,659	14,051
Affimed NV (a)	135,947	290,927
Agenus, Inc. (a)	174,976	472,435
Agios Pharmaceuticals, Inc. (a)(b)	32,726	986,362
Aikido Pharma, Inc. (a)(b)	4,540	15,527
Aileron Therapeutics, Inc. (a)	4,039	11,188
Akebia Therapeutics, Inc. (a)	81,930	22,162
Akero Therapeutics, Inc. (a)	27,027	1,256,756
Akouos, Inc. (a)(b)	22,594	300,274
Alaunos Therapeutics, Inc. (a)(b)	133,508	85,178
Albireo Pharma, Inc. (a)(b)	10,788	238,199
Aldeyra Therapeutics, Inc. (a)	30,129	168,722
Alector, Inc. (a)	43,832	372,134
Aligos Therapeutics, Inc. (a)	30,622	30,622
Alkermes PLC (a)	93,120	2,307,514
Allakos, Inc. (a)	41,210	339,983
Allogene Therapeutics, Inc. (a)(b)	79,583	784,688
Allovir, Inc. (a)(b)	63,966	480,385
Alnylam Pharmaceuticals, Inc. (a)	68,405	15,089,459
Alpine Immune Sciences, Inc. (a)(b)	19,449	122,140
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	4,487
Altimmune, Inc. (a)(b)	30,555	304,022
Alvotech SA (a)(b)	7,792	48,544
ALX Oncology Holdings, Inc. (a)(b)	22,550	250,305
Alzamend Neuro, Inc. (a)(b)	40,587	46,675
Amarin Corp. PLC ADR (a)(b)	214,385	246,543
Amgen, Inc.	303,944	87,049,562
Amicus Therapeutics, Inc. (a)	168,225	2,035,523
AnaptysBio, Inc. (a)(b)	15,023	415,085
Anavex Life Sciences Corp. (a)(b)	53,320	470,282
Anika Therapeutics, Inc. (a)	7,769	245,034
Anixa Biosciences, Inc. (a)	24,102	121,474
Annexon, Inc. (a)(b)	25,755	140,107
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	3,401	12,108
Apellis Pharmaceuticals, Inc. (a)	61,463	3,068,848
Apexigen, Inc. (a)	21,401	37,024
Applied Therapeutics, Inc. (a)	23,060	25,827
Aptevo Therapeutics, Inc. (a)(b)	7,524	23,475
Aptinyx, Inc. (a)(b)	71,538	19,673
Aptorum Group Ltd. (a)	24,136	13,393
Aptose Biosciences, Inc. (a)(b)	32,455	21,583
AquaBounty Technologies, Inc. (a)	39,718	27,322
Aravive, Inc. (a)(b)	17,702	23,721
Arbutus Biopharma Corp. (a)	163,622	384,512
ARCA Biopharma, Inc. (a)(b)	25,116	52,995
Arcellx, Inc.	25,227	503,026
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,029	277,135
Arcutis Biotherapeutics, Inc. (a)	33,142	571,037
Ardelyx, Inc. (a)(b)	64,411	110,787
Argenx SE ADR (a)	17,376	6,915,127
Aridis Pharmaceuticals, Inc. (a)(b)	19,230	17,499
Arrowhead Pharmaceuticals, Inc. (a)	64,730	2,084,306
Ars Pharmaceuticals, Inc. (a)	16,976	105,591
Ascendis Pharma A/S sponsored ADR (a)(b)	31,251	3,845,748
Aslan Pharmaceuticals Ltd. ADR (a)(b)	39,841	21,901
Assembly Biosciences, Inc. (a)	29,090	38,108
Astria Therapeutics, Inc. (a)	30,771	309,249
Atara Biotherapeutics, Inc. (a)	70,653	320,058
Athenex, Inc. (a)	44,542	9,354
Athersys, Inc. (a)(b)	5,183	3,085
Atossa Therapeutics, Inc. (a)(b)	65,687	49,265
Atreca, Inc. (a)(b)	11,273	12,062
aTyr Pharma, Inc. (a)	16,950	36,612
Aura Biosciences, Inc. (a)	16,064	229,394
Aurinia Pharmaceuticals, Inc. (a)	76,895	394,471
Autolus Therapeutics PLC ADR (a)(b)	133,438	352,276
Avalo Therapeutics, Inc. (a)(b)	4,548	24,559
AVEO Pharmaceuticals, Inc. (a)	19,123	285,889
Avid Bioservices, Inc. (a)(b)	33,787	529,104
Avidity Biosciences, Inc. (a)(b)	35,416	412,242
Avita Medical, Inc. (a)(b)	12,445	82,759
AVROBIO, Inc. (a)	1,470	1,336
Axcella Health, Inc. (a)(b)	23,744	19,954
Ayala Pharmaceuticals, Inc. (a)(b)	10,596	5,828
Aziyo Biologics, Inc. (a)(b)	2,648	18,271
Beam Therapeutics, Inc. (a)(b)	40,229	1,858,178
BeiGene Ltd. ADR (a)(b)	27,601	5,288,628
Bellerophon Therapeutics, Inc. (a)(b)	4,969	4,969
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	23,782
BELLUS Health, Inc. (a)	84,292	831,962
Benitec Biopharma, Inc. (a)(b)	11,813	2,422
BeyondSpring, Inc. (a)(b)	20,183	11,706
Bicycle Therapeutics PLC ADR (a)(b)	17,144	496,490
Bio-Path Holdings, Inc. (a)(b)	15,100	22,197
BioAtla, Inc. (a)	17,439	192,003
BioCardia, Inc. (a)(b)	17,950	32,490
Biocept, Inc. (a)(b)	5,682	4,375
BioCryst Pharmaceuticals, Inc. (a)(b)	104,504	1,396,173
Biogen, Inc. (a)	81,911	24,996,780
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	22,575
BioMarin Pharmaceutical, Inc. (a)	103,668	10,468,395
Biomea Fusion, Inc. (a)	17,536	126,084
BioNTech SE ADR	50,523	8,438,351
Biora Therapeutics, Inc. (a)(b)	27,652	6,775
BioRestorative Therapies, Inc. (b)	3,862	11,779
BioVie, Inc. (a)(b)	24,909	167,887
BioXcel Therapeutics, Inc. (a)(b)	22,376	370,770
Black Diamond Therapeutics, Inc. (a)(b)	8,326	17,568
Blue Water Vaccines, Inc. (b)	3,818	4,734
bluebird bio, Inc. (a)(b)	49,567	386,127
Blueprint Medicines Corp. (a)	35,974	1,719,197
Bolt Biotherapeutics, Inc. (a)(b)	25,402	37,595
Bone Biologics Corp. (a)(b)	5,900	1,599
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	39,159
BriaCell Therapeutics Corp. (a)(b)	7,229	38,820
BridgeBio Pharma, Inc. (a)(b)	93,528	876,357
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	1,165	3,810
Burning Rock Biotech Ltd. ADR (a)(b)	18,289	45,905
C4 Therapeutics, Inc. (a)(b)	24,762	212,210
Cabaletta Bio, Inc. (a)(b)	14,388	64,458
Calithera Biosciences, Inc. (a)(b)	1,177	2,354
Calyxt, Inc. (a)(b)	37,971	5,791
Candel Therapeutics, Inc. (a)	13,241	23,172
Capricor Therapeutics, Inc. (a)(b)	16,945	75,744
Cardiff Oncology, Inc. (a)	13,765	21,886
CareDx, Inc. (a)	27,154	351,644
Caribou Biosciences, Inc. (a)	29,872	278,108
CASI Pharmaceuticals, Inc. (a)(b)	22,221	43,331
Catalyst Biosciences, Inc. (a)	25,124	13,818
Catalyst Pharmaceutical Partners, Inc. (a)	57,557	965,231
Celcuity, Inc. (a)(b)	9,722	88,859
Celldex Therapeutics, Inc. (a)	25,225	935,595
Cellectar Biosciences, Inc. (a)(b)	5,942	11,171
Cellectis SA sponsored ADR (a)	10,776	23,707
Celularity, Inc. Class A (a)(b)	79,434	135,832
Celyad Oncology SA ADR (a)(b)	2,012	1,973
Centessa Pharmaceuticals PLC ADR (a)(b)	13,428	53,712
Centogene NV (a)(b)	11,156	8,811
Century Therapeutics, Inc. (a)	33,174	348,327
Cerevel Therapeutics Holdings (a)(b)	83,352	2,413,874
Checkpoint Therapeutics, Inc. (a)(b)	44,383	26,182
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	24,648
Chimerix, Inc. (a)	52,138	113,139
Chinook Therapeutics, Inc. (a)(b)	40,508	917,506
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cidara Therapeutics, Inc. (a)(b)	66,465	42,544
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	39,010	42,131
Codiak Biosciences, Inc. (a)	21,826	15,062
Coeptis Therapeutics Holdings (a)	2,844	5,148
Cogent Biosciences, Inc. (a)(b)	39,208	493,237
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)	3,590	5,744
Coherus BioSciences, Inc. (a)(b)	43,446	298,040
Collplant Biotechnologies Ltd. (a)	5,925	30,158
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	6,957
Compass Pathways PLC ADR (a)(b)	13,678	140,883
Compass Therapeutics, Inc.	28,789	118,323
Concert Pharmaceuticals, Inc. (a)	24,247	116,871
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	13,804
ContraFect Corp. (a)(b)	24,369	4,304
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	65,054	12,653
Corvus Pharmaceuticals, Inc. (a)(b)	27,371	25,515
Crinetics Pharmaceuticals, Inc. (a)	40,924	731,312
CRISPR Therapeutics AG (a)(b)	46,207	2,531,682
CTI BioPharma Corp. (a)(b)	70,768	426,023
Cue Biopharma, Inc. (a)	20,320	78,435
Cullinan Oncology, Inc. (a)	22,932	285,045
CureVac NV (a)(b)	90,873	658,829
Curis, Inc. (a)(b)	54,553	44,019
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	8,815
Cyclerion Therapeutics, Inc. (a)	50,166	47,658
Cyclo Therapeutics, Inc. (a)	6,976	10,394
Cyteir Therapeutics, Inc. (a)(b)	22,035	31,730
Cytokinetics, Inc. (a)(b)	54,647	2,322,498
CytomX Therapeutics, Inc. (a)(b)	30,189	52,529
Day One Biopharmaceuticals, Inc. (a)	49,045	1,041,225
DBV Technologies SA sponsored ADR (a)(b)	23,666	31,949
Decibel Therapeutics, Inc. (a)(b)	8,575	26,325
Deciphera Pharmaceuticals, Inc. (a)	39,810	633,377
Denali Therapeutics, Inc. (a)	68,612	2,189,409
DermTech, Inc. (a)(b)	10,120	25,806
Design Therapeutics, Inc. (a)(b)	29,265	409,710
DiaMedica Therapeutics, Inc. (a)	42,740	50,861
Diffusion Pharmaceuticals, Inc. (a)(b)	2,365	14,852
Dyadic International, Inc. (a)(b)	48,866	73,299
Dynavax Technologies Corp. (a)(b)	71,327	885,168
Dyne Therapeutics, Inc. (a)	27,351	320,007
Eagle Pharmaceuticals, Inc. (a)	7,885	286,383
Edesa Biotech, Inc. (a)(b)	19,777	18,238
Editas Medicine, Inc. (a)(b)	38,353	406,542
Effector Therapeutics, Inc. Class A (a)(b)	24,005	9,938
Eiger Biopharmaceuticals, Inc. (a)	23,309	105,823
Eledon Pharmaceuticals, Inc. (a)(b)	10,482	25,995
Elevation Oncology, Inc. (a)(b)	12,156	10,989
Eliem Therapeutics, Inc. (a)(b)	14,651	36,921
Enanta Pharmaceuticals, Inc. (a)	11,608	508,314
Enlivex Therapeutics Ltd. (a)(b)	10,420	47,932
Enochian Biosciences, Inc. (a)(b)	25,710	38,694
Ensysce Biosciences, Inc. (a)(b)	1,042	3,022
Entera Bio Ltd. (a)(b)	17,597	11,945
Entrada Therapeutics, Inc. (a)	17,653	264,265
EQRx, Inc. (a)	284,839	1,070,995
Equillium, Inc. (a)(b)	18,701	31,044
Erasca, Inc. (a)	68,217	515,038
Erytech Pharma SA ADR (a)(b)	2,542	1,525
Essa Pharma, Inc. (a)(b)	19,039	70,254
Evaxion Biotech A/S ADR (a)(b)	2,428	5,220
Evelo Biosciences, Inc. (a)(b)	35,177	73,520
Evogene Ltd. (a)(b)	59,007	37,027
Exact Sciences Corp. (a)(b)	102,914	4,625,984
Exagen, Inc. (a)(b)	8,533	23,039
Exelixis, Inc. (a)	178,272	3,044,886
Exicure, Inc. (a)(b)	2,041	2,041
Exscientia Ltd. ADR (a)(b)	16,032	91,382
F-star Therapeutics, Inc. (a)	12,945	73,010
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)(b)	62,224	1,295,504
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	190,388
FibroGen, Inc. (a)	57,654	828,488
Finch Therapeutics Group, Inc. (a)(b)	25,491	24,984
First Wave BioPharma, Inc. (a)(b)	337	280
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)(b)	23,691	159,914
Fortress Biotech, Inc. (a)	60,011	39,685
Forward Pharma A/S sponsored ADR (a)	4,735	14,063
Frequency Therapeutics, Inc. (a)	14,063	31,220
Fresh Tracks Therapeutics, Inc. (a)(b)	2,323	4,530
Fusion Pharmaceuticals, Inc. (a)	25,136	57,059
G1 Therapeutics, Inc. (a)	21,859	130,280
Gain Therapeutics, Inc. (a)(b)	10,062	30,890
Galapagos NV sponsored ADR (a)	10,095	401,478
Galectin Therapeutics, Inc. (a)(b)	67,748	86,040
Galecto, Inc. (a)	6,022	9,455
Galera Therapeutics, Inc. (a)(b)	19,470	32,126
Galmed Pharmaceuticals Ltd. (a)	27,177	7,985
Gamida Cell Ltd. (a)(b)	36,417	58,267
Gemini Therapeutics, Inc. (a)(b)	10,484	18,032
Generation Bio Co. (a)	30,848	164,420
Genetron Holdings Ltd. ADR (a)(b)	12,262	12,507
Genfit ADR (a)(b)	3,215	11,767
Genmab A/S ADR (a)(b)	26,826	1,248,214
Genprex, Inc. (a)(b)	35,156	47,461
GeoVax Labs, Inc. (a)(b)	6,138	4,872
Geron Corp. (a)	216,933	503,285
Gilead Sciences, Inc.	712,962	62,619,452
GlycoMimetics, Inc. (a)	30,238	65,314
Gossamer Bio, Inc. (a)	56,091	480,139
Gracell Biotechnologies, Inc. ADR (a)	33,164	107,783
Graphite Bio, Inc. (a)	6,112	21,575
GreenLight Biosciences Holdings PBC Class A (a)(b)	72,309	107,017
Greenwich Lifesciences, Inc. (a)(b)	7,220	100,719
Grifols SA ADR (a)	70,799	577,012
Gritstone Bio, Inc. (a)(b)	38,068	111,920
Gt Biopharma, Inc. (a)(b)	30,673	50,610
Halozyme Therapeutics, Inc. (a)	77,113	4,415,490
Harpoon Therapeutics, Inc. (a)(b)	20,157	13,810
HCW Biologics, Inc. (a)(b)	23,272	49,104
Heron Therapeutics, Inc. (a)(b)	53,573	145,183
HilleVax, Inc. (b)	18,155	363,100
Histogen, Inc. (a)	2,611	2,663
Homology Medicines, Inc. (a)	29,351	45,201
Hookipa Pharma, Inc. (a)	14,947	15,844
Horizon Therapeutics PLC (a)	131,796	13,217,821
Humacyte, Inc. Class A (a)(b)	58,271	181,806
Humanigen, Inc. (a)(b)	42,206	5,993
I-Mab ADR (a)	34,347	127,084
Icosavax, Inc. (a)(b)	21,560	72,010
Ideaya Biosciences, Inc. (a)(b)	20,579	367,953
IGM Biosciences, Inc. (a)(b)	20,964	461,418
Imago BioSciences, Inc. (a)	17,255	615,831
Immatics NV (a)(b)	33,359	351,604
Immucell Corp. (a)	2,008	13,654
Immuneering Corp. (a)(b)	12,929	83,909
Immunic, Inc. (a)(b)	24,307	32,571
ImmunityBio, Inc. (a)(b)	241,028	1,328,064
Immunocore Holdings PLC ADR (a)	14,458	908,107
ImmunoGen, Inc. (a)	118,035	612,602
Immunome, Inc. (a)(b)	5,950	25,407
Immunovant, Inc. (a)	69,125	906,229
Immutep Ltd. ADR (a)(b)	18,722	44,933
Impel Pharmaceuticals, Inc. (a)(b)	15,005	40,063
Imunon, Inc. (a)(b)	4,368	6,115
IMV, Inc. (a)(b)	48,826	12,831
In8bio, Inc. (a)(b)	6,860	11,936
Incyte Corp. (a)	124,372	9,908,717
Indaptus Therapeutics, Inc. (a)(b)	14,123	25,704
Infinity Pharmaceuticals, Inc. (a)	53,051	29,109
InflaRx NV (a)(b)	26,327	68,450
Inhibikase Therapeutics, Inc. (a)(b)	19,623	11,876
Inhibrx, Inc. (a)(b)	21,784	653,084
Inmune Bio, Inc. (a)(b)	9,762	69,798
Inovio Pharmaceuticals, Inc. (a)(b)	144,978	295,755
Inozyme Pharma, Inc. (a)(b)	11,828	17,151
Insmed, Inc. (a)	81,603	1,508,839
Instil Bio, Inc. (a)	28,855	38,377
Intellia Therapeutics, Inc. (a)	42,922	2,208,766
Intercept Pharmaceuticals, Inc. (a)	26,978	402,242
Inventiva SA ADR (a)(b)	2,231	8,969
Invivyd, Inc. (a)(b)	35,200	79,552
IO Biotech, Inc. (b)	12,730	37,044
Ionis Pharmaceuticals, Inc. (a)	79,115	3,227,101
Iovance Biotherapeutics, Inc. (a)	100,219	641,402
Ironwood Pharmaceuticals, Inc. Class A (a)	85,592	1,036,519
iTeos Therapeutics, Inc. (a)	21,888	441,043
Iveric Bio, Inc. (a)	68,193	1,610,719
Janux Therapeutics, Inc. (a)(b)	24,032	327,796
Jasper Therapeutics, Inc. (a)(b)	11,380	6,968
Jounce Therapeutics, Inc. (a)	24,576	21,627
Kalvista Pharmaceuticals, Inc. (a)	13,938	75,126
Kamada Ltd. (a)(b)	25,878	121,627
Karuna Therapeutics, Inc. (a)	19,413	4,568,073
Karyopharm Therapeutics, Inc. (a)(b)	56,050	296,505
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	2,987
Keros Therapeutics, Inc. (a)	16,512	822,958
Kezar Life Sciences, Inc. (a)(b)	32,480	253,669
Kiniksa Pharmaceuticals Ltd. (a)	21,394	360,061
Kinnate Biopharma, Inc. (a)(b)	23,511	186,207
Kintara Therapeutics, Inc. (a)(b)	1,217	8,154
Kiromic BioPharma, Inc. (a)(b)	36,662	9,444
Kodiak Sciences, Inc. (a)	24,583	181,423
Kronos Bio, Inc. (a)	6,000	11,400
Krystal Biotech, Inc. (a)(b)	16,323	1,268,950
Kura Oncology, Inc. (a)	42,255	666,361
Kymera Therapeutics, Inc. (a)(b)	28,402	823,090
Lantern Pharma, Inc. (a)(b)	6,838	34,190
Larimar Therapeutics, Inc. (a)	9,372	29,709
LAVA Therapeutics NV (a)(b)	11,124	61,293
Leap Therapeutics, Inc. (a)(b)	56,927	34,418
Legend Biotech Corp. ADR (a)	31,542	1,624,728
Lexicon Pharmaceuticals, Inc. (a)	99,564	213,067
LianBio ADR (b)	9,426	14,799
Liminal BioSciences, Inc. (a)	22,737	10,232
Lixte Biotechnology Holdings, Inc. (a)(b)	25,794	20,248
Longeveron, Inc. (a)(b)	5,000	19,400
Lumos Pharma, Inc. (a)	10,037	51,389
Lyell Immunopharma, Inc. (a)(b)	139,442	587,051
Macrogenics, Inc. (a)	33,170	213,283
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	653,425
Magenta Therapeutics, Inc. (a)(b)	44,600	51,290
Mainz Biomed BV (b)	6,180	54,384
MannKind Corp. (a)(b)	145,163	679,363
Marker Therapeutics, Inc. (a)(b)	23,429	7,029
Medicenna Therapeutics Corp. (a)	34,144	18,096
MediciNova, Inc. (a)(b)	25,966	68,550
MEI Pharma, Inc. (a)(b)	63,738	21,684
MeiraGTx Holdings PLC (a)	27,678	170,496
Mereo Biopharma Group PLC ADR (a)	96,630	76,154
Merrimack Pharmaceuticals, Inc. (a)	5,307	63,206
Mersana Therapeutics, Inc. (a)	62,187	414,165
Merus BV (a)(b)	24,770	380,220
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	27,928
Metacrine, Inc. (a)(b)	8,616	3,490
Midatech Pharma PLC ADR (a)(b)	1,479	2,263
MiMedx Group, Inc. (a)	60,376	196,222
Minerva Neurosciences, Inc. (a)(b)	6,000	21,240
MiNK Therapeutics, Inc. (a)(b)	16,475	43,659
Mirati Therapeutics, Inc. (a)	31,112	2,843,015
Mirum Pharmaceuticals, Inc. (a)	18,963	353,660
Moderna, Inc. (a)	223,048	39,236,374
Molecular Partners AG ADR (a)	1,070	6,902
Molecular Templates, Inc. (a)(b)	52,167	27,643
Moleculin Biotech, Inc. (a)(b)	15,561	22,408
Monopar Therapeutics, Inc. (a)(b)	13,453	34,574
Monte Rosa Therapeutics, Inc. (a)(b)	24,310	206,149
Moonlake Immunotherapeutics (a)(b)	11,451	110,273
Morphic Holding, Inc. (a)(b)	25,856	711,557
Morphosys AG sponsored ADR (a)	6,994	28,815
Mustang Bio, Inc. (a)	45,890	23,174
Myriad Genetics, Inc. (a)	44,051	892,473
Nanobiotix SA ADR (a)(b)	1,588	6,273
Natera, Inc. (a)	54,647	2,247,085
Neoleukin Therapeutics, Inc. (a)	22,529	11,490
Neubase Therapeutics, Inc. (a)(b)	19,719	4,581
Neurobo Pharmaceuticals, Inc. (a)(b)	915	1,327
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	53,541	6,802,919
NewAmsterdam Pharma Co. NV (a)	8,914	72,203
Neximmune, Inc. (a)(b)	11,947	5,293
NextCure, Inc. (a)(b)	15,140	21,347
Nkarta, Inc. (a)(b)	31,469	266,857
Novavax, Inc. (a)(b)	37,615	620,271
NuCana PLC ADR (a)	12,486	10,573
Nurix Therapeutics, Inc. (a)	35,104	434,939
Nuvalent, Inc. Class A (a)	24,898	818,646
Nuvectis Pharma, Inc. (b)	2,904	21,112
Nymox Pharmaceutical Corp. (a)(b)	50,678	15,452
ObsEva SA (a)(b)	82,227	14,135
Ocugen, Inc. (a)(b)	111,130	173,363
Olema Pharmaceuticals, Inc. (a)	19,973	57,323
Omega Therapeutics, Inc. (a)(b)	27,098	189,686
Omniab, Inc. (c)	3,424	7,362
Omniab, Inc. (c)	3,424	6,916
OncoCyte Corp. (a)(b)	67,850	31,896
Oncolytics Biotech, Inc. (a)(b)	34,659	61,000
Oncorus, Inc. (a)(b)	5,013	2,407
OncoSec Medical, Inc. (a)(b)	706	1,998
Oncternal Therapeutics, Inc. (a)(b)	28,548	25,982
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	26,107	5,169
Opthea Ltd. ADR (a)(b)	5,049	25,245
Orchard Therapeutics PLC ADR (a)	26,079	11,535
Organogenesis Holdings, Inc. Class A (a)	71,506	195,926
Organovo Holdings, Inc. (a)(b)	6,946	10,488
Orgenesis, Inc. (a)(b)	14,931	29,862
ORIC Pharmaceuticals, Inc. (a)(b)	4,177	14,995
Outlook Therapeutics, Inc. (a)(b)	106,981	111,260
Ovid Therapeutics, Inc. (a)(b)	34,929	61,824
Oyster Point Pharma, Inc. (a)	14,178	158,510
Panbela Therapeutics, Inc. (a)	5,902	777
Pardes Biosciences, Inc. (a)	30,249	27,230
Passage Bio, Inc. (a)	20,164	24,600
PDS Biotechnology Corp. (a)(b)	17,716	159,975
PepGen, Inc.	13,803	206,493
PharmaCyte Biotech, Inc. (a)(b)	26,211	79,157
Pharming Group NV ADR (a)	2,093	27,711
PhaseBio Pharmaceuticals, Inc. (a)	69,132	3,159
Phio Pharmaceuticals Corp. (a)(b)	34,287	14,401
Pieris Pharmaceuticals, Inc. (a)	22,483	21,932
Pluri, Inc. (a)(b)	25,169	19,884
Plus Therapeutics, Inc. (a)	133,500	53,720
PMV Pharmaceuticals, Inc. (a)(b)	22,093	220,488
Point Biopharma Global, Inc. (a)(b)	64,547	439,565
Polarityte, Inc. (a)(b)	4,691	3,248
Portage Biotech, Inc. (a)(b)	6,935	40,778
Poseida Therapeutics, Inc. (a)	45,001	205,205
Praxis Precision Medicines, Inc. (a)	30,282	66,923
Precigen, Inc. (a)(b)	111,174	202,337
Precision BioSciences, Inc. (a)	32,101	43,978
Prelude Therapeutics, Inc. (a)(b)	34,715	231,549
Prenetics Global Ltd. (a)(b)	2,516	4,604
Prime Medicine, Inc. (b)	31,560	542,516
ProKidney Corp. (a)(b)	10,249	93,368
Prometheus Biosciences, Inc. (a)	21,739	893,690
ProQR Therapeutics BV (a)(b)	36,293	44,640
Protagenic Therapeutics, Inc. (a)	20,025	10,633
Protagonist Therapeutics, Inc. (a)	41,621	329,222
Prothena Corp. PLC (a)	25,528	1,595,755
PTC Therapeutics, Inc. (a)	39,780	1,650,472
Puma Biotechnology, Inc. (a)	21,531	97,320
PureTech Health PLC ADR (a)(b)	566	19,244
Pyxis Oncology, Inc. (a)(b)	17,549	25,446
Qualigen Therapeutics, Inc. (a)	4,888	7,332
Quince Therapeutics, Inc. (a)(b)	15,115	11,140
Radius Health, Inc. (c)	26,855	2,148
Rallybio Corp. (a)	18,015	103,766
RAPT Therapeutics, Inc. (a)	15,878	280,723
Recursion Pharmaceuticals, Inc. (a)(b)	90,378	849,553
Regeneron Pharmaceuticals, Inc. (a)	61,021	45,869,486
REGENXBIO, Inc. (a)	23,128	552,759
Regulus Therapeutics, Inc. (a)(b)	9,205	15,741
Relay Therapeutics, Inc. (a)(b)	70,041	1,301,362
Reneo Pharmaceuticals, Inc. (a)(b)	13,048	28,967
RenovoRx, Inc. (a)(b)	3,794	7,398
Repare Therapeutics, Inc. (a)(b)	26,544	425,500
Repligen Corp. (a)(b)	31,171	5,574,622
Replimune Group, Inc. (a)	34,598	708,221
Revelation Biosciences, Inc. (a)(b)	1,542	324
Revolution Medicines, Inc. (a)(b)	53,109	1,252,841
Rezolute, Inc. (a)(b)	7,752	12,713
Rhythm Pharmaceuticals, Inc. (a)(b)	28,353	759,010
Rigel Pharmaceuticals, Inc. (a)	90,653	60,883
Rocket Pharmaceuticals, Inc. (a)(b)	49,396	932,596
Roivant Sciences Ltd. (a)(b)	403,636	2,163,489
Rubius Therapeutics, Inc. (a)(b)	49,919	11,082
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	15,845
Sage Therapeutics, Inc. (a)	32,980	1,353,499
Salarius Pharmaceuticals, Inc. (a)	1,402	2,706
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	13
Sana Biotechnology, Inc. (a)(b)	125,768	627,582
Sangamo Therapeutics, Inc. (a)	74,184	271,513
Sarepta Therapeutics, Inc. (a)(b)	48,781	5,990,795
Savara, Inc. (a)	71,163	112,438
Scholar Rock Holding Corp. (a)(b)	38,010	295,338
Seagen, Inc. (a)	105,237	12,774,719
Selecta Biosciences, Inc. (a)(b)	116,771	152,970
Sellas Life Sciences Group, Inc. (a)(b)	12,014	28,713
Sensei Biotherapeutics, Inc. (a)(b)	16,931	24,042
Senti Biosciences, Inc. (a)(b)	28,123	64,683
Sera Prognostics, Inc. (a)(b)	16,037	21,490
Seres Therapeutics, Inc. (a)	77,368	502,892
Sesen Bio, Inc. (a)(b)	92,579	51,270
Shattuck Labs, Inc. (a)	21,179	48,076
Sigilon Therapeutics, Inc. (a)	10,210	4,255
Silence Therapeutics PLC ADR (a)(b)	13,177	206,615
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)(b)	27,754	8,545
Societal Cdmo, Inc. (a)(b)	19,350	34,830
Soleno Therapeutics, Inc. (a)(b)	4,007	4,328
Solid Biosciences, Inc. (a)(b)	4,251	28,482
Soligenix, Inc. (a)(b)	54,007	30,303
Sorrento Therapeutics, Inc. (a)(b)	278,594	362,172
Spectrum Pharmaceuticals, Inc. (a)(b)	45,316	20,873
Spero Therapeutics, Inc. (a)(b)	4,197	8,142
SpringWorks Therapeutics, Inc. (a)(b)	27,008	653,053
Spruce Biosciences, Inc. (a)(b)	9,482	10,430
Statera Biopharma, Inc. (a)(b)	11,084	1,386
Stoke Therapeutics, Inc. (a)	30,371	228,997
Summit Therapeutics, Inc. (a)	54,355	43,484
Sunshine Biopharma, Inc. (b)	20,179	15,964
Surface Oncology, Inc. (a)	23,135	21,284
Surrozen, Inc. (a)(b)	16,964	10,518
Sutro Biopharma, Inc. (a)	41,361	309,794
Synaptogenix, Inc. (a)(b)	5,004	29,724
Syndax Pharmaceuticals, Inc. (a)	38,393	919,896
Synlogic, Inc. (a)	71,644	42,857
Syros Pharmaceuticals, Inc. (a)(b)	3,168	12,545
T2 Biosystems, Inc. (a)(b)	3,228	5,391
Talaris Therapeutics, Inc. (a)	2,104	3,072
Tango Therapeutics, Inc. (a)	57,955	435,242
Taysha Gene Therapies, Inc. (a)	3,167	6,999
TCR2 Therapeutics, Inc. (a)	7,938	10,558
Tempest Therapeutics, Inc. (a)(b)	11,414	17,920
Tenax Therapeutics, Inc. (a)(b)	30,408	4,500
Tenaya Therapeutics, Inc. (a)	21,980	58,247
TG Therapeutics, Inc. (a)	95,642	843,562
Theratechnologies, Inc. (a)	51,510	109,716
Tiziana Life Sciences Ltd. (a)(b)	55,884	35,486
Tobira Therapeutics, Inc. rights (a)(b)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	6,759	2,602
TRACON Pharmaceuticals, Inc. (a)	18,969	28,643
TransCode Therapeutics, Inc. (a)(b)	17,023	6,809
Travere Therapeutics, Inc. (a)	38,619	777,400
Trevena, Inc. (a)(b)	7,457	25,764
TScan Therapeutics, Inc. (a)	12,786	27,490
Twist Bioscience Corp. (a)	32,492	888,656
Tyra Biosciences, Inc. (a)(b)	23,991	168,177
Ultragenyx Pharmaceutical, Inc. (a)	38,924	1,412,941
Unicycive Therapeutics, Inc. (a)(b)	26,109	18,595
uniQure B.V. (a)	25,416	672,507
United Therapeutics Corp. (a)	25,367	7,099,970
UNITY Biotechnology, Inc. (a)(b)	4,580	12,595
UroGen Pharma Ltd. (a)(b)	14,376	123,202
Vaccinex, Inc. (a)(b)	39,392	19,889
Vaccitech PLC ADR (a)(b)	7,880	17,651
Valneva SE ADR (a)(b)	359	4,520
Vanda Pharmaceuticals, Inc. (a)	35,063	382,537
Vascular Biogenics Ltd. (a)(b)	40,323	6,448
Vaxart, Inc. (a)(b)	167,528	197,683
Vaxcyte, Inc. (a)	44,411	2,045,571
Vaxxinity, Inc. Class A (b)	40,244	105,439
VBI Vaccines, Inc. (a)(b)	280,778	146,005
VectivBio Holding AG (a)	23,054	193,193
Vera Therapeutics, Inc. (a)(b)	14,729	245,974
Veracyte, Inc. (a)(b)	42,321	1,173,985
Verastem, Inc. (a)(b)	111,497	51,289
Vericel Corp. (a)	25,530	582,850
Vertex Pharmaceuticals, Inc. (a)	145,804	46,132,386
Verve Therapeutics, Inc. (a)(b)	34,834	809,194
Vigil Neuroscience, Inc.	7,791	97,388
Viking Therapeutics, Inc. (a)(b)	46,434	188,058
Vincerx Pharma, Inc. (a)(b)	9,297	6,508
Vir Biotechnology, Inc. (a)	76,218	2,150,872
Viracta Therapeutics, Inc. (a)	25,757	59,756
Viridian Therapeutics, Inc. (a)(b)	30,260	764,670
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	3,038	881
VistaGen Therapeutics, Inc. (a)	109,903	15,178
Vor Biopharma, Inc. (a)(b)	17,145	78,867
Voyager Therapeutics, Inc. (a)(b)	22,411	133,121
vTv Therapeutics, Inc. Class A (a)(b)	44,768	36,763
Vyant Bio, Inc. (a)	3,943	4,889
Werewolf Therapeutics, Inc. (a)(b)	15,965	29,216
Windtree Therapeutics, Inc. (a)(b)	19,030	3,663
X4 Pharmaceuticals, Inc. (a)	45,600	68,400
Xbiotech, Inc. (a)	15,395	49,880
Xencor, Inc. (a)	34,666	1,030,274
Xenetic Biosciences, Inc. (a)(b)	20,698	8,910
Xenon Pharmaceuticals, Inc. (a)	36,857	1,359,286
Xilio Therapeutics, Inc. (a)(b)	15,714	40,228
XOMA Corp. (a)(b)	6,585	139,404
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	10,506
Y-mAbs Therapeutics, Inc. (a)(b)	12,280	54,892
Yield10 Bioscience, Inc. (a)(b)	7,586	17,751
Yumanity Therapeutics, Inc. (a)	21,160	37,876
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	38,656	1,490,575
Zentalis Pharmaceuticals, Inc. (a)(b)	32,066	709,300
		588,683,722
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	25,975	9,813,095
Accelerate Diagnostics, Inc. (a)(b)	83,483	72,447
Accuray, Inc. (a)(b)	50,472	103,468
Acutus Medical, Inc. (a)(b)	5,828	4,721
Aethlon Medical, Inc. (a)(b)	31,992	13,533
Align Technology, Inc. (a)	44,262	8,704,565
Allied Healthcare Products, Inc. (a)	1,352	1,555
Alpha Tau Medical Ltd. Class A (a)	20,242	80,766
Alphatec Holdings, Inc. (a)	53,739	551,362
Angiodynamics, Inc. (a)	20,081	260,049
Apollo Endosurgery, Inc. (a)(b)	16,872	170,913
Apyx Medical Corp. (a)	18,122	31,895
Aspira Women's Health, Inc. (a)(b)	64,182	23,234
Atricure, Inc. (a)	25,041	1,140,868
Atrion Corp.	1,094	661,651
Avinger, Inc. (a)(b)	3,056	3,789
AxoGen, Inc. (a)	22,322	244,426
Axonics Modulation Technologies, Inc. (a)	25,864	1,771,167
Beyond Air, Inc. (a)(b)	24,913	142,751
BioLase Technology, Inc. (a)(b)	4,175	4,033
Biomerica, Inc. (a)(b)	5,860	20,393
BioSig Technologies, Inc. (a)(b)	16,167	6,627
Bioventus, Inc. (a)(b)	34,854	67,965
BrainsWay Ltd. ADR (a)(b)	3,457	6,534
Cardiovascular Systems, Inc. (a)	23,790	333,298
Cerus Corp. (a)	93,501	374,004
Check Capital Ltd. (a)(b)	2,931	10,141
Chembio Diagnostics, Inc. (a)(b)	75,338	22,601
ClearPoint Neuro, Inc. (a)(b)	13,370	126,079
Co.-Diagnostics, Inc. (a)(b)	17,214	51,814
ConforMis, Inc. (a)(b)	3,067	8,588
Cue Health, Inc. (a)(b)	79,656	254,899
Cutera, Inc. (a)(b)	10,797	513,721
CVRx, Inc. (a)(b)	10,458	139,928
CytoSorbents Corp. (a)(b)	21,655	30,317
DarioHealth Corp. (a)(b)	11,331	56,202
Delcath Systems, Inc. (a)(b)	2,322	6,594
Dentsply Sirona, Inc.	121,331	3,671,476
DexCom, Inc. (a)	224,366	26,089,278
Eargo, Inc. (a)(b)	149,766	95,131
EDAP TMS SA sponsored ADR (a)(b)	22,764	257,688
Ekso Bionics Holdings, Inc. (a)(b)	5,843	6,077
electroCore, Inc. (a)(b)	164,752	54,566
Embecta Corp. (b)	34,326	1,130,012
ENDRA Life Sciences, Inc. (a)(b)	35,458	6,297
Envveno Medical Corp. (a)(b)	20,487	120,873
Establishment Labs Holdings, Inc. (a)(b)	13,987	891,811
Femasys, Inc. (a)(b)	6,504	7,024
Fonar Corp. (a)	3,366	63,348
Helius Medical Technologies, Inc. (U.S.) (a)(b)	2,717	848
Heska Corp. (a)	5,658	364,092
Hologic, Inc. (a)	140,785	10,722,186
Hyperfine, Inc. (a)(b)	25,802	20,642
IceCure Medical Ltd. (a)(b)	3,905	4,100
ICU Medical, Inc. (a)(b)	13,670	2,176,674
IDEXX Laboratories, Inc. (a)	47,739	20,330,608
Inari Medical, Inc. (a)	30,948	2,277,154
InMode Ltd. (a)(b)	49,249	1,890,669
Inogen, Inc. (a)	13,301	296,878
Inspira Technologies Oxy BHN Ltd. (a)	2,924	3,421
InspireMD, Inc. (a)(b)	14,051	17,423
Insulet Corp. (a)	39,670	11,876,008
Integra LifeSciences Holdings Corp. (a)	47,719	2,621,682
Intuitive Surgical, Inc. (a)	203,728	55,086,014
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	3,584
INVO Bioscience, Inc. (a)(b)	4,947	4,723
IRadimed Corp.	7,986	236,066
iRhythm Technologies, Inc. (a)	16,900	1,842,945
Iridex Corp. (a)	7,305	17,678
Kewaunee Scientific Corp. (a)	1,782	29,492
KORU Medical Systems, Inc. (a)(b)	31,356	92,500
Lantheus Holdings, Inc. (a)	38,748	2,405,476
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc. (b)	12,899	604,318
LENSAR, Inc. (a)	5,527	18,294
LivaNova PLC (a)	29,154	1,614,257
LMF Acquisition Opportunities, Inc. (a)(b)	1,152	4,908
LogicMark, Inc. (a)(b)	6,057	3,875
Lucid Diagnostics, Inc. (a)(b)	11,733	21,823
Lucira Health, Inc. (a)(b)	19,597	7,447
LumiraDx Ltd. (a)(b)	24,829	34,016
Masimo Corp. (a)	29,536	4,280,948
Medigus Ltd. ADR (a)	510	3,218
Meihua International Medical Technologies Co. Ltd. (b)	6,446	86,570
Meridian Bioscience, Inc. (a)	24,681	789,792
Merit Medical Systems, Inc. (a)	31,052	2,235,744
Mesa Laboratories, Inc. (b)	2,822	477,398
Microbot Medical, Inc. (a)(b)	2,681	12,199
Minerva Surgical, Inc. (a)	7,396	1,332
Motus GI Holdings, Inc. (a)(b)	2,146	2,876
Nano-X Imaging Ltd. (a)(b)	29,795	317,317
NanoVibronix, Inc. (a)(b)	25,676	10,399
Nemaura Medical, Inc. (a)(b)	11,700	25,038
Neogen Corp. (a)	129,217	2,139,834
Neovasc, Inc. (a)(b)	854	7,473
NeuroMetrix, Inc. (a)(b)	2,657	4,464
Neuronetics, Inc. (a)	6,338	39,803
NeuroOne Medical Technologies Corp. (a)(b)	1,701	2,398
NeuroPace, Inc. (a)(b)	12,686	20,424
NEXGEL, Inc. (a)	547	651
Novocure Ltd. (a)(b)	59,933	4,605,252
NuVasive, Inc. (a)	29,326	1,139,022
Nyxoah SA (a)(b)	3,633	18,892
Omnicell, Inc. (a)	24,667	1,273,064
OraSure Technologies, Inc. (a)	41,450	208,908
Orthofix International NV (a)	9,251	166,425
OrthoPediatrics Corp. (a)	15,188	668,120
Outset Medical, Inc. (a)	25,168	530,541
PAVmed, Inc. (a)(b)	45,379	31,765
PetVivo Holdings, Inc. (a)(b)	12,298	29,884
Predictive Oncology, Inc. (a)(b)	131,210	50,529
Pro-Dex, Inc. (a)	3,523	61,829
PROCEPT BioRobotics Corp. (a)	25,611	1,098,712
Profound Medical Corp. (a)(b)	10,870	51,741
Pulse Biosciences, Inc. (a)(b)	15,897	31,794
QuidelOrtho Corp. (a)	45,625	3,997,206
Quotient Ltd. (a)(b)	1,501	1,141
ReWalk Robotics Ltd. (a)(b)	29,639	27,309
Rockwell Medical Technologies, Inc. (a)(b)	3,194	3,481
RxSight, Inc. (a)	21,683	276,892
Sanara Medtech, Inc. (a)(b)	4,237	158,760
Seaspine Holdings Corp. (a)	37,511	280,957
Semler Scientific, Inc. (a)	4,084	121,050
Sensus Healthcare, Inc. (a)(b)	10,687	71,389
Shockwave Medical, Inc. (a)	20,121	5,102,686
SI-BONE, Inc. (a)	17,331	212,825
Sientra, Inc. (a)(b)	31,005	8,681
Sight Sciences, Inc. (a)(b)	24,595	274,726
Silk Road Medical, Inc. (a)	19,105	1,017,341
Sintx Technologies, Inc. (a)(b)	21,155	2,833
SmileDirectClub, Inc. (a)(b)	44,592	27,116
Staar Surgical Co. (a)	26,676	1,523,466
STRATA Skin Sciences, Inc. (a)(b)	17,447	15,008
Surgalign Holdings, Inc. (a)(b)	11,452	25,767
SurModics, Inc. (a)	7,764	280,513
Tactile Systems Technology, Inc. (a)	12,519	107,163
Talis Biomedical Corp. (a)(b)	13,579	7,451
Tandem Diabetes Care, Inc. (a)	35,812	1,505,895
Tela Bio, Inc. (a)	6,966	58,445
Thermogenesis Holdings, Inc. (a)	6,501	926
Titan Medical, Inc. (a)(b)	76,620	37,544
TransMedics Group, Inc. (a)	17,684	1,094,109
Treace Medical Concepts, Inc. (a)	28,866	668,248
Trinity Biotech PLC sponsored ADR (a)	5,165	6,818
UFP Technologies, Inc. (a)	5,073	609,014
Utah Medical Products, Inc.	2,529	225,233
Varex Imaging Corp. (a)	23,722	503,855
Venus Concept, Inc. (a)(b)	28,117	6,475
ViewRay, Inc. (a)	126,726	610,819
Vivani Medical, Inc. (a)	3,026	4,236
Viveve Medical, Inc. (a)(b)	3,780	1,588
Zimvie, Inc. (a)	17,620	157,523
Zynex, Inc. (b)	24,118	330,899
		212,643,120
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	111,478	1,894,011
23andMe Holding Co. Class A (a)(b)	182,416	556,369
Acadia Healthcare Co., Inc. (a)	50,937	4,536,449
Accolade, Inc. (a)	37,420	330,419
AdaptHealth Corp. (a)	75,766	1,690,339
Addus HomeCare Corp. (a)	8,720	961,642
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	3,462
AirSculpt Technologies, Inc. (b)	29,506	105,631
Akumin, Inc. (a)(b)	36,627	38,458
Alerislife, Inc. (a)	17,017	13,462
Alignment Healthcare, Inc. (a)	103,822	1,380,833
Amedisys, Inc. (a)	18,157	1,653,921
Apollo Medical Holdings, Inc. (a)(b)	31,352	892,278
Assure Holdings Corp. (a)	603	242
Aveanna Healthcare Holdings, Inc. (a)(b)	100,162	67,960
BIMI International Medical, Inc. (a)(b)	3,568	801
Biodesix, Inc. (a)(b)	16,804	33,608
CareMax, Inc. Class A (a)(b)	48,842	193,414
Castle Biosciences, Inc. (a)	13,646	321,909
Clover Health Investments Corp. (a)(b)	296,263	388,105
Corvel Corp. (a)	10,115	1,547,292
Cosmos Holdings, Inc. (a)(b)	1,384	823
Cross Country Healthcare, Inc. (a)	22,341	799,361
DocGo, Inc. Class A (a)	55,906	410,909
Fulgent Genetics, Inc. (a)	15,751	571,289
G Medical Innovations Holdings Ltd. (a)(b)	1,112	3,670
Great Elm Group, Inc. (a)	7,056	13,759
Greenbrook TMS, Inc. (a)	16,163	35,235
Guardant Health, Inc. (a)	59,938	3,137,155
HealthEquity, Inc. (a)	48,065	3,051,166
Henry Schein, Inc. (a)	77,434	6,265,959
IMAC Holdings, Inc. (a)	54,807	17,686
Innovage Holding Corp. (a)(b)	77,714	503,587
LHC Group, Inc. (a)	17,264	2,821,110
LifeStance Health Group, Inc. (a)(b)	205,726	1,047,145
Lisata Therapeutics, Inc. (a)(b)	2,010	7,176
Modivcare, Inc. (a)	7,758	597,366
MSP Recovery, Inc. (a)(b)	13,433	14,911
MSP Recovery, Inc. warrants 5/23/27 (a)(b)	1,585,094	33,287
National Research Corp. Class A	15,135	586,330
Novo Integrated Sciences, Inc. (a)(b)	12,127	3,032
Ontrak, Inc. (a)(b)	10,232	4,400
Opko Health, Inc. (a)(b)	430,736	646,104
Option Care Health, Inc. (a)	102,132	3,075,195
P3 Health Partners, Inc. Class A (a)(b)	55,233	264,014
Patterson Companies, Inc.	54,157	1,540,225
Pennant Group, Inc. (a)	17,279	178,665
PetIQ, Inc. Class A (a)	15,095	179,178
Precipio, Inc. (a)(b)	61,940	47,496
Premier, Inc.	68,207	2,274,703
Privia Health Group, Inc. (a)	60,872	1,456,667
Progyny, Inc. (a)	56,927	2,085,236
Psychemedics Corp.	4,592	25,991
Quipt Home Medical Corp. (a)(b)	18,355	82,047
R1 Rcm, Inc. (a)	234,912	2,125,954
RadNet, Inc. (a)	43,419	858,394
Reunion Neuroscience, Inc. (a)	925	1,184
Sema4 Holdings Corp. Class A (a)(b)	167,679	69,453
Star Equity Holdings, Inc. (a)(b)	11,004	10,673
Surgery Partners, Inc. (a)	49,363	1,397,467
Talkspace, Inc. Class A (a)(b)	79,242	69,733
The Ensign Group, Inc.	31,601	3,002,095
The Joint Corp. (a)(b)	8,305	123,828
The Oncology Institute, Inc. (a)	32,634	46,014
Viemed Healthcare, Inc. (a)	19,429	142,609
Virax Biolabs Group Ltd. (b)(d)	5,416	8,449
Vivos Therapeutics, Inc. (a)(b)	36,452	18,190
		56,265,525
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	24,847	36,277
Allscripts Healthcare Solutions, Inc. (a)	71,702	1,358,036
Augmedix, Inc. (a)(b)	8,640	10,886
Better Therapeutics, Inc. (a)(b)	6,986	10,234
Biotricity, Inc. (a)(b)	31,571	32,834
CareCloud, Inc. (a)(b)	13,011	43,327
Certara, Inc. (a)	90,887	1,543,261
Computer Programs & Systems, Inc. (a)	10,575	313,020
Definitive Healthcare Corp. (a)(b)	59,328	674,559
Field Trip Health & Wellness Ltd. (a)	3,980	374
Forian, Inc. (a)(b)	18,658	46,085
GoodRx Holdings, Inc. (a)(b)	67,879	295,952
Health Catalyst, Inc. (a)	27,691	290,202
HealthStream, Inc. (a)	16,614	421,996
HTG Molecular Diagnostics (a)(b)	9,321	3,076
iCAD, Inc. (a)	17,375	31,275
iSpecimen, Inc. (a)(b)	5,334	8,374
NantHealth, Inc. (a)(b)	55,825	14,235
Nextgen Healthcare, Inc. (a)	39,057	812,386
Nutex Health, Inc. (a)(b)	91,634	142,033
OptimizeRx Corp. (a)	10,957	231,083
Pear Therapeutics, Inc. Class A (a)(b)	76,730	141,951
Renalytix AI PLC ADR (a)(b)	4,865	9,876
Schrodinger, Inc. (a)	31,764	571,752
SCWorx, Corp. (a)	21,155	9,941
Sharecare, Inc. Class A (a)(b)	177,650	339,312
Simulations Plus, Inc. (b)	11,532	468,084
SOPHiA GENETICS SA (a)(b)	20,681	47,773
Streamline Health Solutions, Inc. (a)(b)	14,467	27,921
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	72,923
Telemynd, Inc. (a)(c)	92	0
		8,009,038
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	50,271	1,943,477
AbCellera Biologics, Inc. (a)(b)	166,652	2,144,811
Adaptive Biotechnologies Corp. (a)	96,336	845,830
Akoya Biosciences, Inc. (a)(b)	25,075	325,474
Alpha Teknova, Inc. (a)	16,055	75,780
Applied DNA Sciences, Inc. (a)(b)	15,383	20,921
Avista Public Acquisition Corp. II (a)	30,218	106,972
Azenta, Inc.	41,417	2,493,718
Berkeley Lights, Inc. (a)	56,654	166,563
Bio-Techne Corp.	87,520	7,438,325
BioLife Solutions, Inc. (a)	22,958	486,021
BioNano Genomics, Inc. (a)(b)	155,696	312,949
Bruker Corp.	84,447	5,692,572
Champions Oncology, Inc. (a)	10,958	75,610
ChromaDex, Inc. (a)(b)	42,495	73,091
Codex DNA, Inc. (a)(b)	4,784	6,937
Codexis, Inc. (a)	35,046	191,702
Compugen Ltd. (a)(b)	27,170	32,604
CryoPort, Inc. (a)(b)	26,414	521,677
Cytek Biosciences, Inc. (a)	77,112	993,974
Evotec SE ADR	13,238	115,700
Genetic Technologies Ltd. ADR (a)(b)	2,511	2,812
Harvard Bioscience, Inc. (a)	25,302	64,773
ICON PLC (a)	45,714	9,848,624
Illumina, Inc. (a)	89,926	19,611,062
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	84,448
Inotiv, Inc. (a)(b)	12,964	78,303
IsoPlexis Corp. (a)(b)	21,237	28,882
Maravai LifeSciences Holdings, Inc. (a)	75,470	1,122,994
MaxCyte, Inc. (a)	54,747	327,935
Medpace Holdings, Inc. (a)	18,516	3,886,323
Miromatrix Medical, Inc. (a)(b)	10,203	42,751
Nanostring Technologies, Inc. (a)	19,570	136,794
Nautilus Biotechnology, Inc. (a)(b)	73,031	132,186
NeoGenomics, Inc. (a)	71,021	796,145
Olink Holding AB ADR (a)(b)	19,562	466,162
Pacific Biosciences of California, Inc. (a)(b)	137,017	1,472,933
Personalis, Inc. (a)(b)	23,807	60,470
Quanterix Corp. (a)	17,243	229,332
Quantum-Si, Inc. (a)(b)	64,799	154,222
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)(e)	1,151	1,922
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (a)(b)	21,522	44,120
Science 37 Holdings, Inc. (a)	82,595	49,243
Seer, Inc. (a)(b)	35,353	228,380
Singular Genomics Systems, Inc. (a)	20,061	40,924
SomaLogic, Inc. Class A (a)	147,281	412,387
Sotera Health Co. (a)	159,442	1,329,746
Standard BioTools, Inc. (a)(b)	41,862	58,188
Syneos Health, Inc. (a)	57,615	2,032,657
		66,809,460
Pharmaceuticals - 0.9%
9 Meters Biopharma, Inc. (a)(b)	6,852	11,717
A Menarini Industrie Farmaceut rights (a)(c)	32,407	0
Acasti Pharma, Inc. (a)(b)	18,348	7,521
AcelRx Pharmaceuticals, Inc. (a)(b)	7,485	17,889
Acer Therapeutics, Inc. (a)(b)	14,284	18,141
Aclaris Therapeutics, Inc. (a)	38,620	587,796
Adamis Pharmaceuticals Corp. (a)(b)	87,706	17,515
Adial Pharmaceuticals, Inc. (a)(b)	16,546	4,320
Agile Therapeutics, Inc. (a)(b)	2,400	504
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	16,724
Alimera Sciences, Inc. (a)(b)	5,507	18,999
Altamira Therapeutics Ltd. (a)(b)	943	5,460
Amphastar Pharmaceuticals, Inc. (a)	29,456	868,657
Amryt Pharma PLC ADR (a)(b)	32,094	228,509
Amylyx Pharmaceuticals, Inc.	38,285	1,468,995
AN2 Therapeutics, Inc.	3,789	37,776
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	9,038
Angion Biomedica Corp. (a)	16,608	14,117
ANI Pharmaceuticals, Inc. (a)	9,565	401,252
Aquestive Therapeutics, Inc. (a)(b)	39,828	36,960
Artelo Biosciences, Inc. (a)(b)	3,253	8,002
Arvinas Holding Co. LLC (a)	34,821	1,429,054
Assertio Holdings, Inc. (a)(b)	29,212	90,557
AstraZeneca PLC sponsored ADR	349,258	23,739,066
atai Life Sciences NV (a)(b)	64,644	228,193
Atea Pharmaceuticals, Inc. (a)	43,830	205,563
Athira Pharma, Inc. (a)	16,877	52,487
Aurora Cannabis, Inc. (a)(b)	148,904	189,108
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	371,642
Avenue Therapeutics, Inc. (a)(b)	1,272	1,704
Axsome Therapeutics, Inc. (a)(b)	23,269	1,682,116
Baudax Bio, Inc. (a)(b)	17,792	2,624
Belite Bio, Inc. ADR (b)	5,895	193,179
Biofrontera, Inc. (a)(b)	10,901	11,446
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	1,376	13,430
Bright Green Corp. (a)(b)	89,677	51,977
Calliditas Therapeutics AB ADR (a)	5,831	107,874
Cara Therapeutics, Inc. (a)(b)	34,753	410,085
Cardiol Therapeutics, Inc. (a)	52,435	26,878
Cassava Sciences, Inc. (a)(b)	22,322	777,475
China SXT Pharmaceuticals, Inc. (a)(b)	1,333	906
CinCor Pharma, Inc. (b)	22,257	262,633
Citius Pharmaceuticals, Inc. (a)(b)	75,361	88,172
Clearside Biomedical, Inc. (a)	38,079	46,076
Clever Leaves Holdings, Inc. (a)(b)	14,276	6,417
CNS Pharmaceuticals, Inc. (a)(b)	1,356	4,109
Cocrystal Pharma, Inc. (a)(b)	4,223	11,571
Cognition Therapeutics, Inc. (a)(b)	8,935	31,362
Collegium Pharmaceutical, Inc. (a)	23,387	511,474
Context Therapeutics, Inc. (a)	2,231	3,079
Corcept Therapeutics, Inc. (a)	62,375	1,576,840
CorMedix, Inc. (a)(b)	22,697	94,420
Cronos Group, Inc. (a)(b)	260,717	810,830
Cumberland Pharmaceuticals, Inc. (a)(b)	11,327	25,712
CymaBay Therapeutics, Inc. (a)	58,261	196,922
Dare Bioscience, Inc. (a)(b)	29,994	26,698
Dermata Therapeutics, Inc. (a)	15,860	10,030
DICE Therapeutics, Inc. (a)	21,028	731,985
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	139,062	58,392
Edgewise Therapeutics, Inc. (a)	29,375	262,906
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	118,190	16,074
Enliven Therapeutics, Inc. (a)(b)	3,704	15,779
Enveric Biosciences, Inc. (a)(b)	96	276
Esperion Therapeutics, Inc. (a)	48,336	323,851
Eton Pharmaceuticals, Inc. (a)(b)	19,371	58,500
Evoke Pharma, Inc. (a)	4,486	6,729
Evolus, Inc. (a)(b)	29,762	215,477
Eyenovia, Inc. (a)(b)	21,508	42,371
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,491	49,571
Fulcrum Therapeutics, Inc. (a)(b)	37,833	259,156
GH Research PLC (a)(b)	28,173	308,213
Harmony Biosciences Holdings, Inc. (a)(b)	33,782	2,019,150
Harrow Health, Inc. (a)(b)	22,525	251,154
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	14,652
HEXO Corp. (a)(b)	80,723	13,465
High Tide, Inc. (a)(b)	46,134	85,809
Hoth Therapeutics, Inc. (a)(b)	1,988	8,111
HUTCHMED China Ltd. sponsored ADR (a)(b)	22,305	270,560
Ikena Oncology, Inc. (a)(b)	27,112	60,460
Incannex Healthcare Ltd. ADR (a)	489	2,054
InMed Pharmaceuticals, Inc. (a)	556	1,473
Innoviva, Inc. (a)	42,389	556,568
InterCure Ltd. (a)	14,148	70,174
Intra-Cellular Therapies, Inc. (a)	53,306	2,890,251
Ipsen SA (c)	103,469	1
Iterum Therapeutics PLC (a)(b)	6,139	7,919
Jaguar Health, Inc. (a)(b)	39,619	5,150
Jazz Pharmaceuticals PLC (a)	34,609	5,430,498
Kala Pharmaceuticals, Inc. (a)(b)	790	4,179
KemPharm, Inc. (a)(b)	18,495	88,036
Landos Biopharma, Inc. (a)(b)	23,054	4,957
Lexaria Bioscience Corp. (a)(b)	2,740	8,110
Ligand Pharmaceuticals, Inc.:
Class B (a)	11,014	802,921
General CVR (a)(c)	1,518	11
Glucagon CVR (a)(c)	1,518	8
rights (a)	1,518	10
TR Beta CVR (a)(c)	1,518	228
Lipocine, Inc. (a)(b)	61,226	27,558
Liquidia Technologies, Inc. (a)	36,922	185,348
Longboard Pharmaceuticals, Inc. (a)	6,573	35,297
Lyra Therapeutics, Inc. (a)(b)	10,575	37,118
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	97,251
MediWound Ltd. (a)(b)	18,827	29,747
Milestone Pharmaceuticals, Inc. (a)	17,576	86,298
Mind Medicine (MindMed), Inc. (a)(b)	34,366	87,633
MyMD Pharmaceuticals, Inc. (a)(b)	21,161	45,285
Nabriva Therapeutics PLC (a)(b)	1,709	3,845
Nektar Therapeutics (a)	141,181	395,307
NGM Biopharmaceuticals, Inc. (a)	63,741	352,488
NLS Pharmaceutics Ltd. (a)(b)	14,362	11,920
Novan, Inc. (a)(b)	10,162	9,654
NRX Pharmaceuticals, Inc. (a)(b)	30,907	44,506
Nutriband, Inc. (a)(b)	6,718	26,335
Ocular Therapeutix, Inc. (a)	35,651	105,883
Ocuphire Pharma, Inc. (a)(b)	34,766	107,079
Omeros Corp. (a)(b)	40,138	85,895
Onconova Therapeutics, Inc. (a)	33,198	27,720
Opiant Pharmaceuticals, Inc. (a)	3,728	75,007
OptiNose, Inc. (a)(b)	50,383	89,178
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	153,199
Otonomy, Inc. (a)(b)	53,180	9,540
Pacira Biosciences, Inc. (a)	26,424	1,274,958
PainReform Ltd. (a)(b)	19,107	8,210
Palisade Bio, Inc. (a)(b)	1,306	5,080
Palisade Bio, Inc. rights (a)(b)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	65,881
Petros Pharmaceuticals, Inc. (a)(b)	6,734	2,814
Pharvaris BV (a)(b)	18,643	38,405
Phathom Pharmaceuticals, Inc. (a)(b)	20,885	208,432
Phibro Animal Health Corp. Class A	16,621	204,605
Pliant Therapeutics, Inc. (a)	30,123	553,661
PLx Pharma PLC (a)(b)	25,849	8,582
PolyPid Ltd. (a)(b)	12,545	9,909
Procaps Group SA (a)(b)	18,661	120,737
Processa Pharmaceuticals, Inc. (a)(b)	11,057	20,842
ProPhase Labs, Inc. (b)	11,262	116,787
Provention Bio, Inc. (a)(b)	51,462	465,216
Pulmatrix, Inc. (a)(b)	2,220	8,303
Purple Biotech Ltd. ADR (a)	12,666	24,825
Qilian International Holding Group Ltd. (a)(b)	23,641	27,660
Rain Therapeutics, Inc. (a)(b)	10,662	82,311
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	123,496
Reata Pharmaceuticals, Inc. (a)(b)	18,956	750,278
RedHill Biopharma Ltd. sponsored ADR (a)(b)	41,637	14,989
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	199,436
Relmada Therapeutics, Inc. (a)(b)	14,221	66,128
Revance Therapeutics, Inc. (a)	47,886	1,039,605
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	45,794
Royalty Pharma PLC	249,891	10,987,707
RVL Pharmaceuticals PLC (a)(b)	45,207	65,098
Sanofi SA sponsored ADR	169,917	7,705,736
Satsuma Pharmaceuticals, Inc. (a)	19,951	18,161
Scilex Holding Co. (a)(b)	11,817	53,177
scPharmaceuticals, Inc. (a)(b)	18,268	133,904
SCYNEXIS, Inc. (a)(b)	18,298	43,183
Seelos Therapeutics, Inc. (a)(b)	84,689	69,326
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	1,582	4,714
SIGA Technologies, Inc. (b)	42,115	386,616
Sol-Gel Technologies Ltd. (a)(b)	13,406	64,081
Sonoma Pharmaceuticals, Inc. (a)	4,975	8,507
Supernus Pharmaceuticals, Inc. (a)	32,482	1,192,739
Tarsus Pharmaceuticals, Inc. (a)(b)	17,259	290,124
Terns Pharmaceuticals, Inc. (a)(b)	14,756	114,654
TFF Pharmaceuticals, Inc. (a)(b)	10,670	12,911
The Valens Co., Inc. (a)(b)	18,380	16,439
TherapeuticsMD, Inc. (a)(b)	2,275	10,420
Theravance Biopharma, Inc. (a)(b)	43,005	462,734
Theseus Pharmaceuticals, Inc. (a)(b)	20,295	133,744
Third Harmonics Bio, Inc. (b)	3,768	73,476
Tilray Brands, Inc. Class 2 (a)(b)	370,726	1,434,710
Titan Pharmaceuticals, Inc. (a)(b)	19,257	16,078
Trevi Therapeutics, Inc. (a)(b)	21,600	40,608
Tricida, Inc. (a)(b)	34,018	8,164
Universe Pharmaceuticals, Inc. (a)(b)	8,802	15,932
Vallon Pharamceuticals, Inc. (a)(b)	9,542	2,356
Ventyx Biosciences, Inc. (a)	30,212	875,846
Verona Pharma PLC ADR (a)(b)	31,654	408,337
Verrica Pharmaceuticals, Inc. (a)	16,292	52,949
Viatris, Inc.	702,601	7,749,689
Virpax Pharmaceuticals, Inc. (a)	6,419	5,314
Vyne Therapeutics, Inc. (a)(b)	30,249	7,036
WAVE Life Sciences (a)	49,083	208,112
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	114,416
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zogenix, Inc. rights (a)(c)	35,750	24,310
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	11,696
		92,455,829
TOTAL HEALTH CARE		1,024,866,694
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)	2,393	3,398
AeroVironment, Inc. (a)	14,029	1,290,528
AerSale Corp. (a)	32,388	513,350
Astra Space, Inc. Class A (a)(b)	107,445	53,089
Astronics Corp. (a)	11,489	96,508
Astrotech Corp. (a)(b)	36,874	12,463
Axon Enterprise, Inc. (a)	40,377	7,430,579
Byrna Technologies, Inc. (a)(b)	14,709	127,380
Draganfly, Inc. (a)	18,003	16,403
EHang Holdings Ltd. ADR (a)(b)	17,186	80,602
Elbit Systems Ltd. (b)	25,289	4,416,218
Innovative Solutions & Support, Inc. (a)	6,779	62,367
Kratos Defense & Security Solutions, Inc. (a)	68,797	654,947
Leonardo DRS, Inc. (a)(b)	29,760	300,874
Lilium NV (a)(b)	154,385	217,683
Mercury Systems, Inc. (a)	33,713	1,713,295
Momentus, Inc. Class A (a)(b)	35,057	37,862
Rocket Lab U.S.A., Inc. Class A (a)(b)	282,570	1,183,968
Satellogic, Inc. Class A (a)(b)	49,366	219,679
Sigma Additive Solutions, Inc. (a)(b)	14,199	8,164
TAT Technologies Ltd. (a)(b)	4,899	31,109
Virgin Orbit Holdings, Inc. (a)(b)	176,023	484,063
VirTra, Inc. (a)(b)	1,810	8,579
Woodward, Inc.	33,738	3,232,100
		22,195,208
Air Freight & Logistics - 0.2%
Addentax Group Corp. (a)(b)	2,062	3,505
Air T, Inc. (a)	1,316	30,755
Air Transport Services Group, Inc. (a)	43,309	1,214,384
Atlas Air Worldwide Holdings, Inc. (a)	15,134	1,525,053
C.H. Robinson Worldwide, Inc. (b)	71,213	7,136,967
Expeditors International of Washington, Inc.	96,156	11,159,865
Forward Air Corp.	15,781	1,773,311
Freight Technologies, Inc. (a)(b)	7,601	2,272
Hub Group, Inc. Class A (a)	18,738	1,576,803
		24,422,915
Airlines - 0.2%
Allegiant Travel Co. (a)	13,320	1,100,365
American Airlines Group, Inc. (a)(b)	360,724	5,205,247
Blade Air Mobility, Inc. (a)	44,231	217,617
Frontier Group Holdings, Inc. (a)	120,000	1,564,800
Hawaiian Holdings, Inc. (a)	31,196	433,624
JetBlue Airways Corp. (a)(b)	186,955	1,488,162
Mesa Air Group, Inc. (a)	19,225	24,031
Ryanair Holdings PLC sponsored ADR (a)	56,333	4,263,845
SkyWest, Inc. (a)	28,361	523,260
Sun Country Airlines Holdings, Inc. (a)(b)	30,637	618,867
United Airlines Holdings, Inc. (a)	187,791	8,294,728
		23,734,546
Building Products - 0.1%
AAON, Inc.	32,726	2,593,863
AeroClean Technologies, Inc. (b)	7,134	23,756
American Woodmark Corp. (a)	8,946	484,873
Antelope Enterprise Holdings L (a)(b)	13,809	7,096
Apogee Enterprises, Inc.	12,606	608,240
Applied UV, Inc. (a)	4,305	4,081
Caesarstone Sdot-Yam Ltd.	30,851	193,436
CSW Industrials, Inc.	8,472	1,024,688
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	13,177
Gibraltar Industries, Inc. (a)	18,047	913,359
Intelligent Living Application Group, Inc. (b)	8,624	14,833
UFP Industries, Inc.	35,108	2,873,941
View, Inc. Class A (a)(b)	117,562	164,587
		8,919,930
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)(b)	77,974	689,290
Aqua Metals, Inc. (a)(b)	36,541	27,113
Aurora Innovation, Inc. (a)(b)	450,965	568,216
Casella Waste Systems, Inc. Class A (a)	27,982	2,408,970
CECO Environmental Corp. (a)	21,695	262,943
Cimpress PLC (a)	15,021	444,471
Cintas Corp.	58,089	26,824,338
Copart, Inc. (a)	273,137	18,179,999
Driven Brands Holdings, Inc. (a)	94,370	2,869,792
Fuel Tech, Inc. (a)	7,428	9,285
Greenwave Technology Solutions, Inc. (a)(b)	7,560	9,148
Guardforce AI Co. Ltd. (a)(b)	4,796	927
Healthcare Services Group, Inc.	46,535	649,163
Heritage-Crystal Clean, Inc. (a)	13,663	431,751
Interface, Inc.	29,819	322,940
Kimball International, Inc. Class B	34,877	249,719
Knightscope, Inc. Class A (b)	8,793	19,169
Matthews International Corp. Class A	14,831	469,549
Millerknoll, Inc. (b)	40,332	822,369
Odyssey Marine Exploration, Inc. (a)(b)	6,411	20,195
Performant Financial Corp. (a)	25,601	61,186
Perma-Fix Environmental Services, Inc. (a)	9,998	36,993
PyroGenesis Canada, Inc. (a)(b)	105,149	76,916
Quest Resource Holding Corp. (a)(b)	5,212	35,442
Quhuo Ltd. ADR (a)(b)	348	491
Recycling Asset Holdings, Inc. (a)(c)	694	24
Sentage Holdings, Inc. (a)(b)	347	836
Smart Powerr Corp. (a)(b)	2,863	8,303
SP Plus Corp. (a)	13,740	479,389
Stericycle, Inc. (a)	51,587	2,689,230
Tetra Tech, Inc.	29,837	4,612,502
TOMI Environmental Solutions, Inc. (a)(b)	8,765	5,960
Virco Manufacturing Co. (a)	950	3,990
VSE Corp.	7,604	372,900
		63,663,509
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	2,968	58,292
Capitalworks Emerging Markets Acquisition Corp. (a)	2,441	25,045
Concrete Pumping Holdings, Inc. (a)	28,584	201,803
Construction Partners, Inc. Class A (a)	27,784	794,622
Great Lakes Dredge & Dock Corp. (a)	35,442	259,435
IES Holdings, Inc. (a)	12,297	415,885
iSun, Inc. (a)(b)	10,234	16,988
Limbach Holdings, Inc. (a)	6,648	79,377
Matrix Service Co. (a)	12,262	62,781
MYR Group, Inc. (a)	9,722	928,743
Northwest Pipe Co. (a)	7,033	263,456
NV5 Global, Inc. (a)	8,747	1,264,029
Orbital Infrastructure Group I (a)(b)	34,811	6,468
Primoris Services Corp.	31,414	670,689
QualTek Services, Inc. Class A (a)(b)	22,514	17,923
SG Blocks, Inc. (a)(b)	5,721	7,208
Sterling Construction Co., Inc. (a)	17,918	586,815
Willscot Mobile Mini Holdings (a)	124,008	5,978,426
		11,637,985
Electrical Equipment - 0.2%
ADS-TEC Energy PLC (a)(b)	14,709	75,310
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	56,028
Allied Motion Technologies, Inc.	8,863	314,105
American Superconductor Corp. (a)	23,972	90,135
Array Technologies, Inc. (a)	87,239	1,826,785
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	151,715
Ballard Power Systems, Inc. (a)(b)	164,663	1,004,444
Beam Global (a)(b)	6,808	130,373
Blink Charging Co. (a)(b)	27,952	387,974
Broadwind, Inc. (a)	9,566	16,645
Capstone Turbine Corp. (a)(b)	5,108	8,786
CBAK Energy Technology, Inc. (a)(b)	60,126	70,347
Chardan NexTech Acquisition 2 Corp. (a)(b)	8,643	72,774
Encore Wire Corp. (b)	11,489	1,678,658
Energous Corp. (a)(b)	89,434	90,328
Energy Focus, Inc. (a)(b)	4,115	1,476
Enovix Corp. (a)(b)	87,094	1,136,577
Fluence Energy, Inc. (a)(b)	60,162	1,033,583
Flux Power Holdings, Inc. (a)(b)	15,492	73,587
FTC Solar, Inc. (a)(b)	38,990	82,659
FuelCell Energy, Inc. (a)(b)	225,259	779,396
Fusion Fuel Green PLC Class A (a)(b)	4,794	33,079
Ideal Power, Inc. (a)(b)	6,424	77,602
LSI Industries, Inc.	17,145	203,511
NeoVolta, Inc. (a)(b)	4,318	15,243
Nuvve Holding Corp. (a)(b)	16,407	10,172
Orion Energy Systems, Inc. (a)	14,347	30,416
Pineapple Energy, Inc. (a)(b)	1,083	2,751
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)(b)	9,793	29,673
Plug Power, Inc. (a)(b)	334,467	5,338,093
Polar Power, Inc. (a)(b)	8,285	18,393
Powell Industries, Inc.	6,368	167,606
Preformed Line Products Co.	3,095	291,982
Shoals Technologies Group, Inc. (a)	65,301	1,891,770
SKYX Platforms Corp. (b)	68,476	164,342
SunPower Corp. (a)(b)	97,348	2,360,689
Sunrun, Inc. (a)	120,249	3,917,712
Sunworks, Inc. (a)(b)	14,202	34,511
TPI Composites, Inc. (a)	21,435	258,935
Tritium DCFC Ltd. (a)(b)	101,080	161,728
Ultralife Corp. (a)	11,042	46,156
Vicor Corp. (a)	18,628	1,005,726
		25,141,775
Industrial Conglomerates - 0.9%
Gaucho Group Holdings, Inc. (a)(b)	832	1,240
Honeywell International, Inc.	385,339	84,601,177
Icahn Enterprises LP	184,109	9,422,699
		94,025,116
Machinery - 0.5%
Agrify Corp. (a)(b)	1,129	1,174
Altra Industrial Motion Corp.	35,733	2,094,668
Astec Industries, Inc.	13,267	586,932
Atlis Motor Vehicles, Inc. (a)(b)	6,484	60,690
Berkshire Grey, Inc. Class A (a)(b)	92,621	87,925
Blue Bird Corp. (a)	16,718	197,440
Columbus McKinnon Corp. (NY Shares)	16,265	524,221
Commercial Vehicle Group, Inc. (a)(b)	21,200	146,280
Eastern Co. (b)	4,547	104,581
Energy Recovery, Inc. (a)	35,074	813,015
Fast Radius, Inc. Class A (a)(b)	28,548	3,429
Franklin Electric Co., Inc.	25,745	2,144,559
FreightCar America, Inc. (a)(b)	32,845	127,110
Greenland Technologies Holding Corp. (a)(b)	5,467	12,246
GreenPower Motor Co., Inc. (a)	11,083	24,881
Hillman Solutions Corp. Class A (a)	118,272	941,445
Hurco Companies, Inc.	4,416	110,135
Hydrofarm Holdings Group, Inc. (a)	45,713	114,740
Hyzon Motors, Inc. Class A (a)(b)	134,771	218,329
Ideanomics, Inc. (a)(b)	232,089	51,060
JE Cleantech Holdings Ltd. (b)	7,504	6,529
Kornit Digital Ltd. (a)	23,765	609,335
L.B. Foster Co. Class A (a)	5,419	51,047
Lincoln Electric Holdings, Inc.	32,427	4,795,305
LiqTech International, Inc. (a)(b)	14,828	5,902
Manitex International, Inc. (a)	14,236	67,479
Microvast Holdings, Inc. (a)(b)	170,830	374,118
Middleby Corp. (a)	29,825	4,300,467
Nauticus Robotics, Inc. (a)(b)	6,031	22,857
Nikola Corp. (a)(b)	200,219	524,574
NN, Inc. (a)(b)	23,071	44,066
Nordson Corp.	32,070	7,584,234
Omega Flex, Inc. (b)	6,379	613,086
PACCAR, Inc.	195,459	20,701,063
Park-Ohio Holdings Corp.	7,033	93,891
Perma-Pipe International Holdings, Inc. (a)	5,390	52,606
Proterra, Inc. Class A (a)(b)	125,619	695,929
Sarcos Technology and Robotics Corp. Class A (a)	75,604	88,079
Shyft Group, Inc. (The)	20,942	513,707
Symbotic, Inc. (a)(b)	35,622	393,623
Taylor Devices, Inc. (a)	1,759	23,606
Twin Disc, Inc. (a)	9,749	104,022
Urban-Gro, Inc. (a)(b)	1,561	7,727
Vicinity Motor Corp. (a)(b)	64,732	58,265
voxeljet AG ADR (a)	2,769	7,421
Westport Fuel Systems, Inc. (a)	72,395	69,492
Xos, Inc. Class A (a)(b)	97,889	62,649
		50,235,939
Marine - 0.0%
Capital Product Partners LP	6,724	94,943
Castor Maritime, Inc. (a)(b)	49,703	81,513
Eagle Bulk Shipping, Inc. (b)	8,764	450,908
EuroDry Ltd. (a)(b)	3,499	56,159
Euroseas Ltd. (b)	5,072	103,317
Golden Ocean Group Ltd. (b)	114,916	969,891
Pangaea Logistics Solutions Ltd. (b)	29,549	151,586
Pyxis Tankers, Inc. (a)(b)	10,640	52,774
Seanergy Martime Holdings Corp. (b)	72,085	37,290
Star Bulk Carriers Corp. (b)	58,306	1,122,391
United Maritime Corp. (a)(b)	608	2,207
		3,122,979
Professional Services - 0.5%
Atlas Technical Consultants, Inc. (a)(b)	23,333	126,232
Barrett Business Services, Inc.	3,985	391,845
China Index Holdings Ltd. ADR (a)(b)	30,315	27,284
CoStar Group, Inc. (a)	225,597	18,282,381
CRA International, Inc.	4,701	579,445
DLH Holdings Corp. (a)	6,805	95,270
Exponent, Inc. (b)	28,889	2,987,411
First Advantage Corp. (a)	83,856	1,115,285
FiscalNote Holdings, Inc. Class A (a)	1	6
Forrester Research, Inc. (a)	10,756	378,396
Headhunter Group PLC ADR (c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	301,247
Hirequest, Inc. (b)	6,327	110,723
Hudson Global, Inc. (a)	1,914	48,807
Huron Consulting Group, Inc. (a)	11,971	932,062
ICF International, Inc.	10,225	1,108,083
Kelly Services, Inc. Class A (non-vtg.)	31,187	529,867
Kforce, Inc.	10,845	640,614
LegalZoom.com, Inc. (a)	93,817	830,280
RCM Technologies, Inc. (a)(b)	6,964	106,410
Recruiter.com Group, Inc. (a)(b)	7,704	4,227
Red Violet, Inc. (a)(b)	8,743	199,340
Resources Connection, Inc.	22,136	427,225
ShiftPixy, Inc. (a)(b)	5,720	92,492
Sterling Check Corp. (a)(b)	57,207	831,790
Sunrise New Energy Co. Ltd. (a)(b)	8,860	36,149
Upwork, Inc. (a)	70,469	863,245
Verisk Analytics, Inc.	88,436	16,246,578
Where Food Comes From, Inc. (a)(b)	2,480	35,935
Willdan Group, Inc. (a)	8,506	149,195
		47,523,860
Road & Rail - 1.0%
AMERCO (b)	10,958	693,641
AMERCO (non-vtg.)	98,622	6,229,952
ArcBest Corp.	13,918	1,151,993
Avis Budget Group, Inc. (a)	27,519	6,153,248
Covenant Transport Group, Inc. Class A (b)	6,293	241,588
CSX Corp.	1,225,747	40,069,669
Daseke, Inc. (a)	34,313	200,045
Ezgo Technologies Ltd. (a)(b)	2,944	1,148
FTAI Infrastructure LLC	32,535	92,725
Grab Holdings Ltd. (a)(b)	2,113,068	6,381,465
Heartland Express, Inc.	44,050	737,397
Helbiz, Inc. (a)(b)	4,659	1,013
Hertz Global Holdings, Inc. (b)	190,100	3,269,720
HyreCar, Inc. (a)(b)	10,990	6,589
J.B. Hunt Transport Services, Inc.	57,881	10,643,737
Landstar System, Inc.	20,130	3,482,087
Marten Transport Ltd.	47,473	1,011,650
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	6,588
Old Dominion Freight Lines, Inc.	64,070	19,388,223
P.A.M. Transportation Services, Inc.	14,004	392,532
Patriot Transportation Holding, Inc. (a)	1,759	14,635
Saia, Inc. (a)	15,481	3,771,017
Swvl Holdings Corp. Class A (a)(b)	147,664	54,636
Td Holdings, Inc. (a)	2,626	3,230
TuSimple Holdings, Inc. (a)	21,274	47,867
Universal Logistics Holdings, Inc.	17,590	667,892
Werner Enterprises, Inc.	37,001	1,627,304
Yellow Corp. (a)(b)	25,553	81,770
		106,423,361
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	38,797	2,265,357
Code Chain New Continent Ltd. (a)(b)	590	1,528
Distribution Solutions Group I (a)	12,223	433,305
DXP Enterprises, Inc. (a)	11,146	287,901
Euro Tech Holdings Co. Ltd. (a)	4,600	6,808
Fastenal Co.	328,356	16,913,618
FTAI Aviation Ltd. (b)	60,222	1,055,089
H&E Equipment Services, Inc.	19,766	828,788
Hudson Technologies, Inc. (a)	26,274	296,633
Karat Packaging, Inc.	10,117	139,817
McGrath RentCorp.	12,871	1,262,903
Rush Enterprises, Inc.:
Class A	27,065	1,394,659
Class B (b)	6,706	355,351
Titan Machinery, Inc. (a)	11,661	513,434
Transcat, Inc. (a)	4,527	362,296
Willis Lease Finance Corp. (a)	3,418	164,064
		26,281,551
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	3,405	236,716
Singularity Future Technology Ltd. (a)	11,251	8,356
		245,072
TOTAL INDUSTRIALS		507,573,746
INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 1.3%
ADTRAN Holdings, Inc. (b)	42,564	862,772
Applied Optoelectronics, Inc. (a)(b)	20,141	44,310
AudioCodes Ltd.	17,081	327,955
Aviat Networks, Inc. (a)	6,448	202,854
CalAmp Corp. (a)	18,255	65,901
Cambium Networks Corp. (a)	14,493	308,556
Casa Systems, Inc. (a)(b)	21,937	60,107
Ceragon Networks Ltd. (a)(b)	40,973	80,307
Cisco Systems, Inc.	2,358,227	117,251,046
Clearfield, Inc. (a)	8,422	1,108,504
ClearOne, Inc. (a)	10,289	7,870
CommScope Holding Co., Inc. (a)	117,050	1,039,404
COMSovereign Holding Corp. (a)(b)	20,231	1,847
Comtech Telecommunications Corp.	12,600	147,042
Digi International, Inc. (a)	19,090	810,752
DZS, Inc. (a)(b)	36,894	436,087
EMCORE Corp. (a)	20,355	28,904
Ericsson (B Shares) sponsored ADR	200,476	1,277,032
Extreme Networks, Inc. (a)	71,064	1,490,212
F5, Inc. (a)	33,582	5,192,113
Franklin Wireless Corp. (a)	9,420	32,122
Genasys, Inc. (a)(b)	20,513	61,744
Gilat Satellite Networks Ltd. (a)(b)	24,237	149,785
Harmonic, Inc. (a)(b)	60,290	924,849
Infinera Corp. (a)(b)	138,900	937,575
Inseego Corp. (a)(b)	52,527	66,709
Ituran Location & Control Ltd.	10,985	256,719
KVH Industries, Inc. (a)	10,763	122,591
Lantronix, Inc. (a)	15,008	76,841
Lumentum Holdings, Inc. (a)	38,886	2,136,397
Minim, Inc. (a)(b)	14,155	2,326
NETGEAR, Inc. (a)	18,625	367,471
NetScout Systems, Inc. (a)	41,313	1,540,149
Ondas Holdings, Inc. (a)(b)	18,652	48,309
PC-Tel, Inc.	11,312	51,356
Radware Ltd. (a)	27,195	561,033
Ribbon Communications, Inc. (a)	100,851	255,153
Sierra Wireless, Inc. (a)(b)	20,687	606,750
Silicom Ltd. (a)	4,848	221,457
Siyata Mobile, Inc. (a)(b)	19,350	3,433
Tessco Technologies, Inc. (a)	10,061	49,701
UTStarcom Holdings Corp. (a)	12,236	51,391
ViaSat, Inc. (a)(b)	44,110	1,503,710
Viavi Solutions, Inc. (a)	125,363	1,420,363
Vislink Technologies, Inc. (a)(b)	25,373	9,134
		142,200,643
Electronic Equipment & Components - 0.7%
908 Devices, Inc. (a)(b)	25,319	270,913
Advanced Energy Industries, Inc.	21,207	1,964,616
AEye, Inc. Class A (a)(b)	56,554	50,333
Airgain, Inc. (a)	4,073	32,055
Akoustis Technologies, Inc. (a)(b)	42,555	161,709
Alpine 4 Holdings, Inc. (a)(b)	99,302	60,574
Arbe Robotics Ltd. (a)(b)	27,724	110,342
Avnet, Inc.	55,211	2,493,881
Bel Fuse, Inc.:
Class A	1,125	37,519
Class B (non-vtg.)	5,258	181,086
Bonso Electronic International, Inc. (a)(b)	5,325	17,945
CDW Corp.	77,569	14,632,616
Cemtrex, Inc. (a)(b)	30,161	4,826
Cepton, Inc. (a)(b)	71,459	97,184
ClearSign Combustion Corp. (a)(b)	16,057	11,020
Climb Global Solutions, Inc.	3,243	106,922
Coda Octopus Group, Inc. (a)(b)	4,103	26,300
Cognex Corp.	101,872	5,071,188
Coherent Corp. (a)	72,398	2,654,835
CPS Technologies Corp. (a)(b)	4,893	15,511
Daktronics, Inc. (a)	31,984	110,345
Data I/O Corp. (a)	15,054	63,528
Deswell Industries, Inc.	1,758	5,432
Digital Ally, Inc. (a)(b)	23,185	7,364
ePlus, Inc. (a)	14,180	704,179
Evolv Technologies Holdings, Inc. (a)(b)	82,187	286,833
FARO Technologies, Inc. (a)	11,137	333,219
Flex Ltd. (a)	255,671	5,619,649
Focus Universal, Inc. (a)(b)	25,043	275,223
Frequency Electronics, Inc. (a)	5,274	30,906
Hollysys Automation Technologies Ltd.	35,132	600,757
Identiv, Inc. (a)	10,328	86,239
IDEX Biometrics ASA ADR (a)	440	3,700
Innoviz Technologies Ltd. (a)(b)	78,745	422,861
Insight Enterprises, Inc. (a)	19,371	2,012,841
Integrated Media Technology Ltd. (a)(b)	3,824	2,543
Interlink Electronics, Inc. (a)(b)	2,544	23,125
IPG Photonics Corp. (a)	27,700	2,521,531
Iteris, Inc. (a)	22,008	69,325
Itron, Inc. (a)	24,868	1,322,480
KEY Tronic Corp. (a)	6,057	29,316
Kimball Electronics, Inc. (a)	15,945	368,170
LightPath Technologies, Inc. Class A (a)(b)	12,016	14,660
Lightwave Logic, Inc. (a)(b)	60,149	476,982
Littelfuse, Inc.	13,952	3,439,168
Luna Innovations, Inc. (a)(b)	21,826	147,544
MicroVision, Inc. (a)(b)	87,687	265,692
MICT, Inc. (a)(b)	91,949	89,310
Napco Security Technologies, Inc.	23,668	624,362
National Instruments Corp. (b)	72,866	2,988,963
Nayax Ltd. (a)	18,600	387,810
Neonode, Inc. (a)(b)	4,962	20,344
nLIGHT, Inc. (a)	37,379	405,936
Novanta, Inc. (a)	19,813	3,125,501
OSI Systems, Inc. (a)	9,960	881,261
PC Connection, Inc.	15,743	874,524
Plexus Corp. (a)	16,563	1,825,574
Powerfleet, Inc. (a)	19,674	55,481
Red Cat Holdings, Inc. (a)(b)	30,119	35,540
Research Frontiers, Inc. (a)(b)	10,936	25,700
RF Industries Ltd. (a)(b)	2,448	12,509
Richardson Electronics Ltd.	7,825	199,068
Sanmina Corp. (a)	34,858	2,303,765
ScanSource, Inc. (a)	12,803	382,298
Senstar Technologies Ltd. (a)	12,188	17,490
Sono-Tek Corp. (a)	2,629	14,722
Supercom Ltd. (a)(b)	893	1,893
Trimble, Inc. (a)	140,006	8,365,359
TROOPS, Inc. (a)(b)	52,367	98,450
TTM Technologies, Inc. (a)	56,839	913,403
Velodyne Lidar, Inc. (a)	178,421	175,655
Ventoux CCM Acquisition Corp. (a)(b)	11,540	23,657
Wrap Technologies, Inc. (a)(b)	38,058	78,399
Zebra Technologies Corp. Class A (a)	29,398	7,945,691
		79,117,652
IT Services - 2.8%
Affirm Holdings, Inc. (a)(b)	110,911	1,543,881
AgileThought, Inc. Class A (a)(b)	21,017	85,119
Akamai Technologies, Inc. (a)	89,317	8,472,611
Alithya Group, Inc. (a)	36,580	64,015
Amdocs Ltd.	67,525	6,000,272
American Virtual Cloud Technologies, Inc. (a)(b)	2,981	3,339
Automatic Data Processing, Inc.	237,552	62,746,985
AvidXchange Holdings, Inc. (a)	108,324	933,753
Backblaze, Inc. Class A (b)	1,817	8,122
BigCommerce Holdings, Inc. (a)	8,309	71,790
Brightcove, Inc. (a)	26,601	147,104
Cantaloupe, Inc. (a)	40,019	145,269
Cass Information Systems, Inc.	9,021	392,233
Cerberus Cyber Sentinel Corp. (b)	82,667	253,788
Chindata Group Holdings Ltd. ADR (a)(b)	68,215	488,419
CLPS, Inc. (a)	5,050	5,303
Cognizant Technology Solutions Corp. Class A	292,910	18,221,931
Computer Task Group, Inc. (a)	17,316	130,909
Concentrix Corp.	29,329	3,589,283
Conduent, Inc. (a)	123,383	498,467
Crexendo, Inc. (b)	12,457	26,035
CSG Systems International, Inc.	17,738	1,096,918
CSP, Inc. (b)	2,765	24,304
Cyxtera Technologies, Inc. Class A (a)	67,929	133,141
Data Storage Corp. (a)(b)	23,206	42,003
Dlocal Ltd. (a)(b)	90,228	1,317,329
Edgio, Inc. (a)	115,599	166,463
Euronet Worldwide, Inc. (a)	28,258	2,626,581
EVO Payments, Inc. Class A (a)	27,260	918,935
Exela Technologies, Inc. (a)(b)	5,224	925
ExlService Holdings, Inc. (a)	18,501	3,463,387
Fiserv, Inc. (a)	363,587	37,943,939
Flywire Corp. (a)	66,557	1,443,621
Formula Systems (1985) Ltd. ADR (a)(b)	193	16,550
GDS Holdings Ltd. ADR (a)(b)	46,140	733,626
Getnet Adquirencia e Servicos Para Meios de Pagamento SA ADR (b)	24,013	41,062
GreenBox POS (a)(b)	21,290	15,542
Grid Dynamics Holdings, Inc. (a)	61,814	787,510
Hackett Group, Inc.	16,264	375,698
i3 Verticals, Inc. Class A (a)	11,916	313,272
IBEX Ltd. (a)	11,244	290,208
Information Services Group, Inc.	25,958	139,135
Innodata, Inc. (a)(b)	13,207	41,074
Inpixon (a)	689	1,791
International Money Express, Inc. (a)	46,524	1,010,501
Jack Henry & Associates, Inc. (b)	40,700	7,706,545
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	81,831	247,130
Lesaka Technologies, Inc. (a)(b)	31,755	126,702
Marqeta, Inc. Class A (a)	268,368	1,795,382
MoneyGram International, Inc. (a)	51,548	562,904
MongoDB, Inc. Class A (a)	39,285	5,998,427
Nuvei Corp. (a)(b)(d)	31,120	958,807
Okta, Inc. (a)	79,522	4,240,113
Paya Holdings, Inc. (a)	72,210	672,275
Paychex, Inc.	205,512	25,489,653
Payoneer Global, Inc. (a)	187,374	1,011,820
PayPal Holdings, Inc. (a)	660,202	51,766,439
Paysign, Inc. (a)	29,027	86,500
Perficient, Inc. (a)	20,170	1,433,079
PFSweb, Inc. (a)(b)	12,193	136,196
Priority Technology Holdings, Inc. (a)	38,686	230,569
Rackspace Technology, Inc. (a)(b)	141,850	692,228
Remitly Global, Inc. (a)(b)	104,107	1,088,959
Repay Holdings Corp. (a)	27,786	246,184
Research Solutions, Inc. (a)	4,834	10,393
Sabre Corp. (a)	179,819	1,098,694
SS&C Technologies Holdings, Inc.	148,674	7,992,714
Steel Connect, Inc. (a)	32,364	36,571
StoneCo Ltd. Class A (a)	160,026	1,869,104
Taoping, Inc. (a)(b)	3,739	2,553
TaskUs, Inc. (a)	14,716	289,464
The Glimpse Group, Inc. (a)(b)	3,147	14,571
The OLB Group, Inc. (a)(b)	1,982	1,642
Thoughtworks Holding, Inc. (a)	200,491	1,828,478
Ttec Holdings, Inc.	26,494	1,270,387
Tucows, Inc. (a)	6,556	201,269
Usio, Inc. (a)(b)	12,705	31,763
VeriSign, Inc. (a)	61,415	12,271,331
Verra Mobility Corp. (a)	88,691	1,405,752
Vnet Group, Inc. ADR (a)(b)	71,009	355,755
WaveDancer, Inc. (a)	2,165	1,277
WeTrade Group, Inc. (b)	88,233	76,763
Wix.com Ltd. (a)	32,253	2,918,574
		292,939,110
Semiconductors & Semiconductor Equipment - 11.1%
ACM Research, Inc.	28,563	258,781
Advanced Micro Devices, Inc. (a)	919,260	71,362,154
AEHR Test Systems (a)	13,393	349,156
Allegro MicroSystems LLC (a)	104,788	3,263,098
Alpha & Omega Semiconductor Ltd. (a)	14,105	494,803
Ambarella, Inc. (a)	23,986	1,779,761
Amkor Technology, Inc.	135,545	3,797,971
Amtech Systems, Inc. (a)	9,588	104,893
Analog Devices, Inc.	290,932	50,014,120
Applied Materials, Inc.	492,596	53,988,522
Ascent Solar Technologies, Inc. (a)(b)	22,041	66,123
ASML Holding NV	49,115	29,867,814
Atomera, Inc. (a)(b)	13,904	118,601
Axcelis Technologies, Inc. (a)	19,430	1,551,680
AXT, Inc. (a)	21,623	114,818
Broadcom, Inc.	230,466	126,993,680
Camtek Ltd. (a)(b)	23,975	584,750
Canadian Solar, Inc. (a)(b)	35,996	1,290,457
CEVA, Inc. (a)	12,199	331,447
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	3,922	87,461
Cirrus Logic, Inc. (a)	32,816	2,451,683
Cohu, Inc. (a)	26,895	963,379
Credo Technology Group Holding Ltd. (b)	84,458	1,176,500
CVD Equipment Corp. (a)	4,263	22,807
Diodes, Inc. (a)	25,728	2,372,893
Enphase Energy, Inc. (a)	77,129	24,726,786
Entegris, Inc.	86,350	6,673,992
Everspin Technologies, Inc. (a)	13,033	88,103
First Solar, Inc. (a)	60,699	10,472,398
FormFactor, Inc. (a)	42,470	979,783
GlobalFoundries, Inc. (a)(b)	308,432	19,847,599
GSI Technology, Inc. (a)	15,609	37,618
Himax Technologies, Inc. sponsored ADR (b)	59,577	439,082
Ichor Holdings Ltd. (a)	15,188	452,299
Impinj, Inc. (a)	13,887	1,771,287
indie Semiconductor, Inc. (a)(b)	78,627	645,528
Intel Corp.	2,340,077	70,366,115
KLA Corp.	81,493	32,038,973
Kopin Corp. (a)	49,279	79,832
Kulicke & Soffa Industries, Inc.	33,199	1,591,892
Lam Research Corp.	77,697	36,702,509
Lattice Semiconductor Corp. (a)	80,486	5,861,795
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,625,881
Marvell Technology, Inc.	489,406	22,767,167
Maxeon Solar Technologies Ltd. (a)(b)	27,787	639,657
MaxLinear, Inc. Class A (a)	42,983	1,573,178
Meta Materials, Inc. (a)(b)	151,939	288,684
Microchip Technology, Inc.	310,121	24,558,482
Micron Technology, Inc.	625,208	36,043,241
MKS Instruments, Inc.	39,259	3,292,260
Monolithic Power Systems, Inc.	26,156	9,990,546
Navitas Semiconductor Corp. (a)(b)	100,637	479,032
Nova Ltd. (a)(b)	15,784	1,350,637
NVE Corp.	2,373	151,184
NVIDIA Corp.	1,418,182	239,998,940
NXP Semiconductors NV	150,082	26,390,419
O2Micro International Ltd. sponsored ADR (a)	16,202	70,803
onsemi (a)	247,119	18,583,349
PDF Solutions, Inc. (a)	23,680	742,842
Peraso, Inc. (a)(b)	20,260	22,894
Photronics, Inc. (a)	36,838	692,554
Pixelworks, Inc. (a)	37,111	53,811
Power Integrations, Inc. (b)	33,245	2,675,558
Qorvo, Inc. (a)	59,460	5,901,405
Qualcomm, Inc.	639,793	80,927,417
QuickLogic Corp. (a)(b)	2,338	14,355
Rambus, Inc. (a)	63,437	2,434,712
Rigetti Computing, Inc. Class A (a)	72,424	94,151
Rubicon Technology, Inc. (a)	332	631
SemiLEDs Corp. (a)(b)	4,500	11,925
Semtech Corp. (a)	36,094	1,109,530
Silicon Laboratories, Inc. (a)	20,841	3,031,115
Silicon Motion Tech Corp. sponsored ADR	19,713	1,243,890
SiTime Corp. (a)	11,247	1,186,109
SkyWater Technology, Inc. (a)(b)	21,008	207,349
Skyworks Solutions, Inc.	89,365	8,545,081
SMART Global Holdings, Inc. (a)(b)	25,906	438,070
SolarEdge Technologies, Inc. (a)	31,789	9,500,461
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	16,753
Synaptics, Inc. (a)	20,715	2,195,169
Teradyne, Inc.	89,661	8,378,820
Texas Instruments, Inc.	521,580	94,124,327
Tower Semiconductor Ltd. (a)	61,304	2,732,319
Transphorm, Inc. (a)	7,137	41,038
Ultra Clean Holdings, Inc. (a)	25,361	903,612
Universal Display Corp.	25,639	2,887,464
Veeco Instruments, Inc. (a)(b)	28,870	573,936
WiSA Technologies, Inc. (a)(b)	50,912	5,794
WISeKey International Holding Ltd. ADR (a)(b)	695	1,188
		1,185,680,683
Software - 15.4%
Absolute Software Corp.	25,866	250,642
ACI Worldwide, Inc. (a)	65,286	1,364,477
Adeia, Inc.	60,469	668,182
Adobe, Inc. (a)	266,877	92,053,884
Agilysys, Inc. (a)	14,089	935,510
Agora, Inc. ADR (a)	56,495	177,394
Alarm.com Holdings, Inc. (a)	28,485	1,421,402
Alkami Technology, Inc. (a)	54,588	686,171
Allot Ltd. (a)(b)	21,262	78,882
Altair Engineering, Inc. Class A (a)(b)	28,825	1,414,443
American Software, Inc. Class A	20,292	300,525
Amplitude, Inc. (a)(b)	45,925	657,646
ANSYS, Inc. (a)	50,237	12,775,269
AppFolio, Inc. (a)	11,991	1,368,053
Appian Corp. Class A (a)(b)	24,732	940,558
Applied Digital Corp. (b)	89,800	175,110
AppLovin Corp. (a)(b)	154,182	2,221,763
Argo Blockchain PLC ADR (a)(b)	2,693	2,006
Arqit Quantum, Inc. (a)(b)	67,275	513,308
Arteris, Inc. (a)	17,296	85,615
Aspen Technology, Inc. (a)	36,856	8,495,308
Asure Software, Inc. (a)(b)	12,380	97,183
Atlassian Corp. PLC (a)	83,095	10,931,147
Auddia, Inc. (a)(b)	4,309	4,675
AudioEye, Inc. (a)(b)	8,256	38,473
Aurora Mobile Ltd. ADR (a)(b)	47,465	41,484
Authid, Inc. (a)(b)	12,623	14,012
Autodesk, Inc. (a)	123,479	24,936,584
AvePoint, Inc. (a)(b)	117,943	556,691
Aware, Inc. (a)	13,849	27,006
Benefitfocus, Inc. (a)	12,461	129,221
Bentley Systems, Inc. Class B (b)	154,645	6,125,488
Bio-Key International, Inc. (a)(b)	10,259	9,541
Bit Digital, Inc. (a)(b)	5,626	5,168
Bit Origin Ltd. (a)(b)	30,160	6,822
Bitfarms Ltd. (a)(b)	218,197	127,209
Blackbaud, Inc. (a)	30,083	1,783,019
BlackLine, Inc. (a)	35,625	2,411,456
Braze, Inc.	27,817	714,897
Bridgeline Digital, Inc. (a)	2,527	3,487
BSQUARE Corp. (a)(b)	7,925	8,638
BTCS, Inc.	2,315	2,384
BTRS Holdings, Inc. (a)	87,606	829,629
Cadence Design Systems, Inc. (a)	154,207	26,529,772
Cellebrite DI Ltd. (a)(b)	106,708	482,320
Cerence, Inc. (a)	27,954	573,337
Check Point Software Technologies Ltd. (a)	72,033	9,568,143
Cipher Mining, Inc. (a)(b)	155,211	121,313
Cleanspark, Inc. (a)(b)	6,833	15,374
Cognyte Software Ltd. (a)	61,289	180,803
Color Star Technology Co. Ltd. (a)(b)	1,380	1,111
CommVault Systems, Inc. (a)	24,432	1,612,512
Confluent, Inc. (a)(b)	84,849	1,954,072
Consensus Cloud Solutions, Inc. (a)	11,285	640,875
Couchbase, Inc. (a)(b)	23,156	314,922
Coupa Software, Inc. (a)	39,085	2,471,735
Crowdstrike Holdings, Inc. (a)	122,704	14,436,126
Cvent Holding Corp. (a)	238,766	1,337,090
CyberArk Software Ltd. (a)	22,061	3,288,633
Cyngn, Inc. (a)(b)	11,100	8,658
Cyren Ltd. (a)	1,797	1,599
Datadog, Inc. Class A (a)	167,083	12,661,550
Datasea, Inc. (a)(b)	16,136	22,268
DatChat, Inc. (a)(b)	11,224	5,320
Descartes Systems Group, Inc. (a)	47,707	3,313,251
Digimarc Corp. (a)(b)	15,142	337,364
Digital Turbine, Inc. (a)	45,318	827,507
Docebo, Inc. (a)(b)	18,504	590,278
DocuSign, Inc. (a)	116,559	5,486,432
Domo, Inc. Class B (a)	23,964	342,685
Dropbox, Inc. Class A (a)	159,854	3,766,160
Duck Creek Technologies, Inc. (a)(b)	74,702	835,915
Ebix, Inc. (b)	17,007	322,963
eGain Communications Corp. (a)	24,943	219,498
Embark Technology, Inc. (a)(b)	7,450	30,694
Everbridge, Inc. (a)	25,015	816,490
EverCommerce, Inc. (a)	111,483	743,592
Expensify, Inc. (b)	37,779	361,545
Five9, Inc. (a)	39,358	2,523,241
Fortinet, Inc. (a)	449,228	23,880,960
Freshworks, Inc. (a)(b)	89,881	1,328,441
GitLab, Inc. (a)(b)	49,563	1,960,217
Gorilla Technology Group, Inc. (a)(b)	39,553	379,709
Greenidge Generation Holdings, Inc. (a)(b)	6,418	4,106
HashiCorp, Inc. (b)	44,894	1,225,606
HIVE Blockchain Technologies Ltd. (a)(b)	2,040	4,304
Hut 8 Mining Corp. (a)(b)	143,401	170,647
Infobird Co. Ltd. (a)(b)	2,317	1,738
Intapp, Inc. (a)	34,418	795,400
Intellicheck, Inc. (a)(b)	10,166	22,162
InterDigital, Inc.	17,923	899,197
Intrusion, Inc. (a)(b)	13,441	41,264
Intuit, Inc.	160,915	65,587,345
Iris Energy Ltd. (b)	30,475	45,408
Jamf Holding Corp. (a)	67,210	1,430,229
JFrog Ltd. (a)	49,834	1,095,351
Kaltura, Inc. (a)(b)	70,000	133,700
Karooooo Ltd. (b)	15,941	405,539
Kaspien Holdings, Inc. (a)(b)	939	782
KnowBe4, Inc. (a)	44,669	1,102,878
LivePerson, Inc. (a)	50,042	587,493
Livevox Holdings, Inc. (a)(b)	69,123	156,218
Magic Software Enterprises Ltd.	31,025	536,733
Manhattan Associates, Inc. (a)	35,415	4,460,165
Marathon Digital Holdings, Inc. (a)(b)	69,576	439,720
Marin Software, Inc. (a)(b)	14,390	15,973
Materialise NV ADR (a)	14,271	137,715
Matterport, Inc. (a)(b)	194,000	611,100
Mawson Infrastructure Group, Inc. (a)(b)	35,300	12,002
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	11,191	9,400
Microsoft Corp.	4,246,449	1,083,438,998
MicroStrategy, Inc. Class A (a)(b)	5,348	1,059,385
Mitek Systems, Inc. (a)	28,300	289,509
MMTEC, Inc. (a)(b)	2,683	2,924
Momentive Global, Inc. (a)	80,549	638,754
Monday.com Ltd. (a)(b)	26,486	2,847,245
My Size, Inc. (a)(b)	86,590	13,889
nCino, Inc. (a)(b)	64,312	1,679,829
NetSol Technologies, Inc. (a)	6,495	20,005
Nextnav, Inc. (a)(b)	54,893	180,598
NICE Ltd. sponsored ADR (a)	29,012	5,633,260
Nisun International Enterprise (a)	11,226	5,950
NortonLifeLock, Inc.	325,508	7,473,664
Nutanix, Inc. Class A (a)	131,081	3,704,349
Oblong, Inc. (a)(b)	25,309	4,553
Onespan, Inc. (a)	27,480	345,424
Open Text Corp.	153,133	4,499,048
Opera Ltd. ADR (a)	20,330	107,342
Otonomo Technologies Ltd. (a)(b)	42,044	16,607
Pagaya Technologies Ltd. Class A (a)(b)	223,820	223,820
Palo Alto Networks, Inc. (a)	170,154	28,909,165
Park City Group, Inc. (b)	11,886	61,569
Paycor HCM, Inc. (a)(b)	97,696	2,825,368
Paylocity Holding Corp. (a)	30,781	6,705,025
Pegasystems, Inc.	50,927	1,846,104
Phunware, Inc. (a)(b)	56,490	60,444
Powerbridge Technologies Co. Ltd. (a)(b)	44,173	6,008
Progress Software Corp.	24,678	1,315,831
PTC, Inc. (a)	65,301	8,306,940
Qualtrics International, Inc. (a)	106,588	1,093,593
Qualys, Inc. (a)	22,000	2,713,040
Quantum Computing, Inc. (a)(b)	20,196	44,633
Qumu Corp. (a)(b)	16,919	8,798
Radcom Ltd. (a)(b)	13,668	143,514
Rapid7, Inc. (a)	31,413	923,542
RealNetworks, Inc. (a)	22,292	16,117
Rekor Systems, Inc. (a)(b)	22,727	22,388
Rimini Street, Inc. (a)	102,912	432,230
Riot Blockchain, Inc. (a)(b)	107,353	499,191
Safe-T Group Ltd. ADR (a)(b)	2,487	8,307
SAI.TECH Global Corp. Class A (a)(b)	7,507	19,969
Sapiens International Corp. NV	29,953	582,885
SeaChange International, Inc. (a)	14,506	6,549
SecureWorks Corp. (a)	11,955	85,837
Semantix, Inc. (a)(b)	4,113	4,360
ShotSpotter, Inc. (a)	9,121	305,827
SilverSun Technologies, Inc. (A Shares) (a)	910	3,267
Smith Micro Software, Inc. (a)(b)	26,575	59,794
Soluna Holdings, Inc. (a)(b)	5,272	4,198
SoundHound AI, Inc. (a)(b)	87,055	111,430
Sphere 3D Corp. (a)	22,706	7,452
Splunk, Inc. (a)	93,578	7,269,139
SpringBig Holdings, Inc. (a)(b)	23,342	19,084
Sprout Social, Inc. (a)	29,231	1,733,398
SPS Commerce, Inc. (a)	19,954	2,838,656
SRAX, Inc. (a)(b)	9,776	17,597
Stronghold Digital Mining, Inc. Class A (a)(b)	10,185	7,435
Sumo Logic, Inc. (a)	69,094	525,114
Synchronoss Technologies, Inc. (a)(b)	64,975	60,427
Synopsys, Inc. (a)	87,068	29,563,069
Telos Corp. (a)	4,181	17,142
Tenable Holdings, Inc. (a)	62,120	2,371,742
TeraWulf, Inc. (a)	52,778	43,806
TeraWulf, Inc. rights (a)(c)	946	0
Upland Software, Inc. (a)	21,178	159,682
Varonis Systems, Inc. (a)	63,549	1,349,781
Verb Technology Co., Inc. (a)(b)	61,842	10,093
Verint Systems, Inc. (a)	35,965	1,414,503
Veritone, Inc. (a)(b)	18,574	125,189
Vertex, Inc. Class A (a)(b)	29,998	515,366
Viant Technology, Inc. (a)	11,166	42,654
WalkMe Ltd. (a)	49,858	436,258
Workday, Inc. Class A (a)	114,005	19,141,440
Xunlei Ltd. sponsored ADR (a)	24,768	46,564
Zenvia, Inc. (a)(b)	1,673	2,459
ZeroFox Holdings, Inc. (a)(b)	6,028	27,126
Zoom Video Communications, Inc. Class A (a)	144,143	10,872,706
Zscaler, Inc. (a)	81,406	10,863,631
		1,638,409,601
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	9,150,800	1,354,592,902
Astro-Med, Inc. (a)	3,663	43,040
Avid Technology, Inc. (a)	25,039	703,095
Borqs Technologies, Inc. (a)(b)	7,860	4,009
Boxlight Corp. (a)(b)	32,673	13,239
Canaan, Inc. ADR (a)(b)	92,287	239,946
CompoSecure, Inc. (a)(b)	50,906	255,039
Corsair Gaming, Inc. (a)(b)	59,540	1,004,440
CPI Card Group (a)	4,378	105,072
Ebang International Holdings, Inc. Class A (a)(b)	1,980	9,722
Immersion Corp. (b)	18,807	136,539
Intevac, Inc. (a)	22,851	131,165
Logitech International SA (b)	92,848	5,621,018
Movano, Inc. (a)(b)	16,621	31,081
Nano Dimension Ltd. ADR (a)(b)	155,866	384,989
NetApp, Inc.	125,582	8,490,599
NWTN, Inc. (a)(b)	10,409	92,536
One Stop Systems, Inc. (a)(b)	8,505	26,706
Quantum Corp. (a)	29,791	37,835
Seagate Technology Holdings PLC	122,827	6,506,146
Socket Mobile, Inc. (a)(b)	1,296	2,631
Sonim Technologies, Inc. (a)	7,078	2,923
Stratasys Ltd. (a)	34,957	490,447
Super Micro Computer, Inc. (a)	29,455	2,657,725
Transact Technologies, Inc. (a)(b)	6,575	41,751
Turtle Beach Corp. (a)	8,432	80,526
Western Digital Corp. (a)	175,864	6,463,002
Xerox Holdings Corp.	89,618	1,461,670
		1,389,629,793
TOTAL INFORMATION TECHNOLOGY		4,727,977,482
MATERIALS - 0.4%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	27,133
AgroFresh Solutions, Inc. (a)	34,342	101,309
Amyris, Inc. (a)(b)	166,033	287,237
Balchem Corp.	17,562	2,472,730
Bioceres Crop Solutions Corp. (a)(b)	26,868	371,047
Bon Natural Life Ltd. (a)	4,398	4,336
CN Energy Group, Inc. (a)(b)	8,671	7,067
Crown ElectroKinetics Corp. (a)(b)	5,276	1,082
Diversey Holdings Ltd. (a)	193,314	993,634
Fuwei Films Holdings Co. Ltd. (a)(b)	3,842	30,160
Gulf Resources, Inc. (a)	8,302	29,804
Hawkins, Inc.	11,982	498,451
Innospec, Inc.	14,671	1,626,867
Loop Industries, Inc. (a)(b)	23,631	66,167
Methanex Corp. (b)	40,908	1,595,821
Northern Technologies International Corp. (b)	5,689	73,957
Origin Materials, Inc. Class A (a)(b)	78,046	434,716
PureCycle Technologies, Inc. (a)(b)	96,800	671,792
Save Foods, Inc. (a)(b)	6,151	7,566
		9,300,876
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	22,427	9,307
Smith-Midland Corp. (a)	2,305	52,554
United States Lime & Minerals, Inc.	3,255	452,380
		514,241
Containers & Packaging - 0.0%
Cryptyde, Inc. (a)	7,424	2,190
Pactiv Evergreen, Inc.	102,760	1,196,126
TriMas Corp.	23,430	640,811
		1,839,127
Metals & Mining - 0.3%
5E Advanced Materials, Inc. (a)(b)	24,267	271,790
Algoma Steel Group, Inc. (b)	58,301	385,953
Ascent Industries Co. (a)	7,726	82,127
Century Aluminum Co. (a)	47,905	431,624
China Natural Resources, Inc. (a)	12,136	4,612
Ferroglobe PLC (a)	108,224	501,077
Haynes International, Inc.	8,044	401,878
Huadi International Group Co. Ltd. (a)(b)	7,169	57,352
Hycroft Mining Holding Corp. (a)	125,396	90,323
Kaiser Aluminum Corp. (b)	9,418	851,387
Largo, Inc. (a)(b)	32,652	182,198
Olympic Steel, Inc.	7,458	261,701
Pan American Silver Corp. (b)	118,840	1,947,788
Perpetua Resources Corp. (a)	28,542	59,938
Piedmont Lithium, Inc. (a)(b)	9,153	527,762
Ramaco Resources, Inc. (b)	27,313	312,734
Royal Gold, Inc.	36,746	4,127,678
Schnitzer Steel Industries, Inc. Class A (b)	15,466	530,948
Sigma Lithium Corp. (a)(b)	58,171	1,995,265
Snow Lake Resources Ltd. (b)	4,113	12,956
SSR Mining, Inc. (b)	119,238	1,807,648
Steel Dynamics, Inc.	105,172	10,930,526
TMC the metals Co., Inc. (a)(b)	115,145	98,449
U.S. Gold Corp. (a)	1,706	7,233
Universal Stainless & Alloy Products, Inc. (a)	7,722	57,297
		25,938,244
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (b)	38,360	529,368
TOTAL MATERIALS		38,121,856
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Creative Media & Community Trust Corp.	12,011	72,426
Diversified Healthcare Trust (SBI)	142,959	141,529
Equinix, Inc.	52,158	36,022,923
Gaming & Leisure Properties	146,131	7,687,952
Gladstone Commercial Corp.	18,518	351,657
Gladstone Land Corp.	24,626	505,818
Global Self Storage, Inc.	5,948	30,335
Host Hotels & Resorts, Inc.	401,032	7,595,546
Indus Realty Trust, Inc. (b)	3,882	248,448
Lamar Advertising Co. Class A	48,162	4,822,943
Medalist Diversified (REIT), Inc.	12,929	10,214
Necessity Retail (REIT), Inc./The	86,334	576,711
Office Properties Income Trust	35,609	544,462
Phillips Edison & Co., Inc.	65,268	2,103,588
Potlatch Corp. (b)	49,080	2,345,533
Presidio Property Trust, Inc.:
Class A (b)	6,016	6,618
Class A warrants 1/24/27 (a)	6,016	470
Regency Centers Corp.	95,220	6,325,465
Retail Opportunity Investments Corp.	70,063	1,068,461
Sabra Health Care REIT, Inc.	132,435	1,709,736
SBA Communications Corp. Class A	61,984	18,551,811
Service Properties Trust	89,889	705,629
Sotherly Hotels, Inc. (a)	4,274	8,292
Uniti Group, Inc.	129,373	985,822
Wheeler REIT, Inc. (a)	15,634	28,141
		92,450,530
Real Estate Management & Development - 0.1%
Alset, Inc. (a)(b)	43,381	11,006
Altisource Portfolio Solutions SA (a)	12,106	182,680
Avalon GloboCare Corp. (a)(b)	48,932	20,248
Colliers International Group, Inc. (b)	27,875	2,638,926
Comstock Holding Companies, Inc. (a)	4,017	17,353
eXp World Holdings, Inc. (b)	93,210	1,218,255
Fathom Holdings, Inc. (a)(b)	7,329	35,839
FirstService Corp.	27,548	3,563,885
Flj Group Ltd. ADR (a)	4,737	6,158
FRP Holdings, Inc. (a)	6,217	378,615
Green Giant, Inc. (a)(b)	20,468	59,562
Gyrodyne LLC (a)	1,080	10,228
InterGroup Corp. (a)	986	45,040
MDJM Ltd. (a)(b)	4,594	7,810
Newmark Group, Inc.	100,225	849,908
Opendoor Technologies, Inc. (a)	23,032	42,609
Redfin Corp. (a)(b)	21,073	112,951
Stratus Properties, Inc.	5,346	129,908
The Real Brokerage, Inc. (a)	43,591	54,925
The RMR Group, Inc.	7,911	228,707
Ucommune International Ltd. (a)(b)	2,354	3,719
Zillow Group, Inc.:
Class A (a)	9,051	338,507
Class C (a)(b)	122,377	4,647,878
		14,604,717
TOTAL REAL ESTATE		107,055,247
UTILITIES - 1.0%
Electric Utilities - 1.0%
Alliant Energy Corp.	139,857	7,873,949
American Electric Power Co., Inc.	297,563	28,804,098
Constellation Energy Corp.	183,909	17,677,333
Exelon Corp.	565,747	23,404,953
MGE Energy, Inc.	19,112	1,376,255
Otter Tail Corp.	23,594	1,406,910
Via Renewables, Inc. Class A, (b)	7,308	47,210
Xcel Energy, Inc.	312,776	21,963,131
		102,553,839
Gas Utilities - 0.0%
RGC Resources, Inc. (b)	5,446	132,229
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	70,020	1,953,558
Eco Wave Power Global AB ADR (a)(b)	1,986	8,738
Montauk Renewables, Inc. (a)(b)	85,373	1,030,452
ReNew Energy Global PLC (a)(b)	161,158	978,229
VivoPower International PLC (a)(b)	27,588	9,636
		3,980,613
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	28,847	1,684,953
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	338,545
Cadiz, Inc. (a)(b)	30,070	63,748
Consolidated Water Co., Inc.	10,783	157,000
Global Water Resources, Inc.	13,586	173,629
Middlesex Water Co.	10,525	983,561
Pure Cycle Corp. (a)	13,933	147,829
York Water Co.	8,284	378,496
		2,242,808
TOTAL UTILITIES		110,594,442
TOTAL COMMON STOCKS (Cost $5,687,945,051)		10,631,715,397

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	18,110
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	15,888
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	84,218	688,061
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	489
TOTAL INFORMATION TECHNOLOGY		688,550
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,446)		722,548

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $4,991,137)	5,000,000	4,968,461

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (h)	19,030,181	19,033,988
Fidelity Securities Lending Cash Central Fund 3.86% (h)(i)	468,542,952	468,589,806
TOTAL MONEY MARKET FUNDS (Cost $487,623,794)		487,623,794

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $6,180,611,428)	11,125,030,200
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(462,234,021)
NET ASSETS - 100.0%	10,662,796,179

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	142	Dec 2022	34,199,990	2,555,575	2,555,575

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $969,048 or 0.0% of net assets.

(e)	Affiliated company
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,275,555.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	87,722,770	992,512,269	1,061,201,051	703,385	-	-	19,033,988	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	518,835,135	1,825,703,813	1,875,949,142	24,644,232	-	-	468,589,806	1.4%
Total	606,557,905	2,818,216,082	2,937,150,193	25,347,617	-	-	487,623,794

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Quoin Pharmaceuticals Ltd. ADR	32,579	8,571	-	2	-	(39,228)	1,922
Stran & Co., Inc.	-	9,297	-	-	-	(7,193)	-
Total	32,579	17,868	-	2	-	(46,421)	1,922

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,429,492,431	1,428,842,280	-	650,151
Consumer Discretionary	1,531,087,242	1,530,979,995	-	107,247
Consumer Staples	519,785,466	519,783,674	-	1,792
Energy	91,391,870	91,391,870	-	-
Financials	543,802,919	543,802,790	-	129
Health Care	1,024,866,694	1,024,611,286	13	255,395
Industrials	507,573,746	507,527,686	-	46,060
Information Technology	4,728,666,032	4,728,665,543	-	489
Materials	38,121,856	38,121,856	-	-
Real Estate	107,055,247	107,055,247	-	-
Utilities	110,594,442	110,594,442	-	-

U.S. Government and Government Agency Obligations	4,968,461	-	4,968,461	-

Money Market Funds	487,623,794	487,623,794	-	-
Total Investments in Securities:	11,125,030,200	11,119,000,463	4,968,474	1,061,263
Derivative Instruments:

Assets
Futures Contracts	2,555,575	2,555,575	-	-
Total Assets	2,555,575	2,555,575	-	-
Total Derivative Instruments:	2,555,575	2,555,575	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,555,575	0
Total Equity Risk	2,555,575	0
Total Value of Derivatives	2,555,575	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		November 30, 2022

Assets
Investment in securities, at value (including securities loaned of $462,999,520) - See accompanying schedule:
Unaffiliated issuers (cost $5,692,785,898)	$10,637,404,484
Fidelity Central Funds (cost $487,623,794)	487,623,794
Other affiliated issuers (cost $201,736)	1,922

Total Investment in Securities (cost $6,180,611,428)		$11,125,030,200
Cash		460,356
Foreign currency held at value (cost $299)		302
Receivable for investments sold		212,727
Receivable for fund shares sold		2,744,013
Dividends receivable		9,942,384
Distributions receivable from Fidelity Central Funds		1,543,596
Receivable for daily variation margin on futures contracts		1,438,778
Prepaid expenses		14,341
Receivable from investment adviser for expense reductions		457,136
Other receivables		7,591
Total assets		11,141,851,424
Liabilities
Payable for fund shares redeemed	$7,611,062
Accrued management fee	2,036,906
Other affiliated payables	857,044
Other payables and accrued expenses	36,060
Collateral on securities loaned	468,514,173
Total Liabilities		479,055,245
Net Assets		$10,662,796,179
Net Assets consist of:
Paid in capital		$5,750,818,217
Total accumulated earnings (loss)		4,911,977,962
Net Assets		$10,662,796,179
Net Asset Value , offering price and redemption price per share ($10,662,796,179 ÷ 73,168,089 shares)		$145.73

Statement of Operations
		Year ended November 30, 2022
Investment Income
Dividends (including $2 earned from affiliated issuers)		$94,274,858
Interest		39,937
Income from Fidelity Central Funds (including $24,644,232 from security lending)		25,347,617
Total Income		119,662,412
Expenses
Management fee	$27,702,501
Transfer agent fees	11,542,709
Accounting fees	100,000
Custodian fees and expenses	149,850
Independent trustees' fees and expenses	45,213
Registration fees	185,585
Audit	80,618
Legal	2,239,914
Interest	95
Miscellaneous	52,098
Total expenses before reductions	42,098,583
Expense reductions	(6,345,463)
Total expenses after reductions		35,753,120
Net Investment income (loss)		83,909,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(39,129,792)
Foreign currency transactions	2,086
Futures contracts	(33,240,676)
Total net realized gain (loss)		(72,368,382)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,628,064,717)
Affiliated issuers	(46,421)
Assets and liabilities in foreign currencies	20
Futures contracts	1,814,732
Total change in net unrealized appreciation (depreciation)		(3,626,296,386)
Net gain (loss)		(3,698,664,768)
Net increase (decrease) in net assets resulting from operations		$(3,614,755,476)
Statement of Changes in Net Assets

	Year ended November 30, 2022	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,909,292	$69,667,550
Net realized gain (loss)	(72,368,382)	8,014,845
Change in net unrealized appreciation (depreciation)	(3,626,296,386)	2,899,218,781
Net increase (decrease) in net assets resulting from operations	(3,614,755,476)	2,976,901,176
Distributions to shareholders	(66,552,817)	(72,649,348)
Share transactions
Proceeds from sales of shares	2,272,549,827	3,087,419,105
Reinvestment of distributions	61,977,740	68,602,714
Cost of shares redeemed	(2,068,342,097)	(2,148,253,665)
Net increase (decrease) in net assets resulting from share transactions	266,185,470	1,007,768,154
Total increase (decrease) in net assets	(3,415,122,823)	3,912,019,982

Net Assets
Beginning of period	14,077,919,002	10,165,899,020
End of period	$10,662,796,179	$14,077,919,002

Other Information
Shares
Sold	13,957,177	17,656,843
Issued in reinvestment of distributions	312,168	425,312
Redeemed	(12,859,134)	(12,297,115)
Net increase (decrease)	1,410,211	5,785,040

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

Years ended November 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$196.19	$154.09	$113.58	$96.86	$90.92
Income from Investment Operations
Net investment income (loss) A,B	1.16	1.00	1.04	1.12	.89
Net realized and unrealized gain (loss)	(50.70)	42.19	44.44	17.26	5.71
Total from investment operations	(49.54)	43.19	45.48	18.38	6.60
Distributions from net investment income	(.92)	(1.09)	(1.11) C	(.81)	(.64)
Distributions from net realized gain	-	-	(3.86) C	(.85)	(.02)
Total distributions	(.92)	(1.09)	(4.97)	(1.66)	(.66)
Net asset value, end of period	$145.73	$196.19	$154.09	$113.58	$96.86
Total Return D	(25.37)%	28.18%	41.63%	19.55%	7.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.35%	.35%	.35%	.40%
Expenses net of fee waivers, if any	.31%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.31%	.29%	.29%	.29%	.29%
Net investment income (loss)	.73%	.56%	.84%	1.10%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$10,662,796	$14,077,919	$10,165,899	$7,154,288	$6,002,333
Portfolio turnover rate G	4%	7%	17%	6%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended November 30, 2022

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC),   partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,763,179,041
Gross unrealized depreciation	(834,138,512)
Net unrealized appreciation (depreciation)	$4,929,040,529
Tax Cost	$6,195,989,671

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$78,078,280
Capital loss carryforward	$(93,211,487)
Net unrealized appreciation (depreciation) on securities and other investments	$4,927,111,170

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(91,242,778)
Long-term	(1,968,709)
Total capital loss carryforward	$(93,211,487)

The tax character of distributions paid was as follows:

	November 30, 2022	November 30, 2021
Ordinary Income	$66,552,817	$ 72,649,348

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	903,370,552	452,047,293

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	- A

A Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$10,875,000.32%		$95

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount
Fidelity Nasdaq Composite Index Fund	$2,347

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$20,523

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$2,573,105	$730,639	$4,987,171

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,343,024.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,439.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Nasdaq Composite Index Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 318 funds. Mr. Chiel oversees 186 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Nasdaq Composite Index® Fund	.31%
Actual		$ 1,000	$ 955.20	$ 1.52
Hypothetical- B		$ 1,000	$ 1,023.51	$ 1.57

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

F idelity Nasdaq Composite Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.10 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio . The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2022 and September 2022 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2022 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale. The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.  At the September 2022 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

1.795539.119
EIF-ANN-0123

Item 2.

Code of Ethics

As of the end of the period, November 30, 2022, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,100	$-	$9,300	$1,400

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$60,000	$-	$9,400	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management

& Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2022A	November 30, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2022A	November 30, 2021A
Deloitte Entities	$468,300	$532,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023